UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL

MARKETS FUNDS

Large Capitalization Value Equity Investments

Large Capitalization Growth Investments

Small Capitalization Value Equity Investments

Small Capitalization Growth Investments

International Equity Investments

Emerging Markets Equity Investments

Government Money Investments

Core Fixed Income Investments

High Yield Investments

Municipal Bond Investments

International Fixed Income Investments

FORM N-Q

MAY 31, 2005

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 97.6%
CONSUMER DISCRETIONARY — 15.1%
Auto Components — 0.9%
48,800	BorgWarner, Inc.	$2,608,848
102,700	Lear Corp.	3,871,790
89,596	Magna International, Inc., Class A Shares	6,093,424

		12,574,062

Hotels, Restaurants & Leisure — 2.0%
160,000	Brinker International, Inc. *	6,019,200
145,000	Carnival Corp.	7,670,500
33,715	Harrah’s Entertainment, Inc.	2,421,074
45,915	International Game Technology	1,293,885
207,400	McDonald’s Corp.	6,416,956
55,185	Royal Caribbean Cruises Ltd.	2,544,580

		26,366,195

Household Durables — 1.4%
127,600	Stanley Works	5,692,236
181,000	Whirlpool Corp.	12,452,800

		18,145,036

Leisure Equipment & Products — 0.8%
556,825	Mattel, Inc.	10,123,078

Media — 4.0%
300,100	Comcast Corp., Special Class A Shares *	9,495,164
650,000	DIRECTV Group, Inc. *	9,704,500
270,800	Interpublic Group of Cos., Inc. *	3,341,672
750,000	News Corp., Class A Shares	12,097,500
478,700	Time Warner, Inc. *	8,329,380
304,720	Viacom, Inc., Class B Shares	10,448,849

		53,417,065

Multiline Retail — 2.4%
36,800	Federated Department Stores, Inc.	2,482,160
263,355	May Department Stores Co.	10,049,627
354,900	Target Corp.	19,058,130

		31,589,917

Specialty Retail — 2.2%
273,000	Home Depot, Inc.	10,742,550
640,100	Limited Brands, Inc.	13,166,857
272,200	Office Depot, Inc. *	5,367,784

		29,277,191

Textiles, Apparel & Luxury Goods — 1.4%
388,600	Jones Apparel Group, Inc.	12,400,226
102,800	VF Corp.	5,801,004

		18,201,230

	TOTAL CONSUMER DISCRETIONARY	199,693,774

CONSUMER STAPLES — 7.0%
Beverages — 0.1%
28,595	Coca-Cola Co.	1,276,195

Food & Staples Retailing — 1.8%
293,500	Albertson’s, Inc.	6,160,565
121,000	CVS Corp.	6,636,850
309,400	Kroger Co. *	5,188,638
303,700	Safeway, Inc. *	6,684,437

		24,670,490

Food Products — 1.3%
42,820	Campbell Soup Co.	1,328,704

See Notes to Schedule of Investments.

1

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Food Products (continued)
221,500	ConAgra Foods, Inc.	$5,792,225
305,000	Tyson Foods, Inc., Class A Shares	5,630,300
61,000	Unilever NV	4,058,940

		16,810,169

Household Products — 1.1%
47,520	Colgate-Palmolive Co.	2,374,575
91,400	Kimberly-Clark Corp.	5,879,762
105,275	Procter & Gamble Co.	5,805,916

		14,060,253

Tobacco — 2.7%
531,565	Altria Group, Inc.	35,689,274

	TOTAL CONSUMER STAPLES	92,506,381

ENERGY — 10.9%
Energy Equipment & Services — 2.7%
43,960	Baker Hughes, Inc.	2,030,513
200,000	BJ Services Co.	10,070,000
85,400	GlobalSantaFe Corp.	3,129,056
382,400	Halliburton Co.	16,343,776
34,300	Schlumberger Ltd.	2,345,091
76,875	Tidewater, Inc.	2,659,875

		36,578,311

Oil, Gas & Consumable Fuels — 8.2%
105,500	BP PLC, Sponsored ADR	6,351,100
301,100	Chevron Corp.	16,193,158
241,500	ConocoPhillips	26,043,360
168,100	Exxon Mobil Corp.	9,447,220
267,300	Marathon Oil Corp.	12,961,377
338,685	Occidental Petroleum Corp.	24,761,260
95,200	PetroChina Co., Ltd., ADR	6,138,496
134,700	Petroleo Brasileiro SA, ADR	6,357,840

		108,253,811

	TOTAL ENERGY	144,832,122

FINANCIALS — 25.4%
Commercial Banks — 10.7%
793,307	Bank of America Corp.	36,745,980
175,000	Fifth Third Bancorp	7,458,500
359,300	KeyCorp	11,770,668
255,700	National City Corp.	8,836,992
361,200	Regions Financial Corp.	12,165,216
202,240	SunTrust Banks, Inc.	14,886,886
480,590	U.S. Bancorp	14,095,705
405,470	Wachovia Corp.	20,577,603
301,500	Washington Mutual, Inc.	12,451,950
57,984	Wells Fargo & Co.	3,502,813

		142,492,313

Diversified Financial Services — 7.5%
430,000	Assured Guaranty Ltd.	8,836,500
37,370	Bank of New York Co., Inc.	1,077,003
248,980	Fannie Mae	14,749,575
275,415	Freddie Mac	17,912,992
35,800	Goldman Sachs Group, Inc.	3,490,500
275,000	ING Groep NV, Sponsored ADR	7,625,750
330,345	JPMorgan Chase & Co.	11,809,834
27,500	Lehman Brothers Holdings, Inc.	2,535,500
524,205	MBNA Corp.	11,055,484
46,000	Merrill Lynch & Co., Inc.	2,495,960

See Notes to Schedule of Investments.

2

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Diversified Financial Services (continued)
358,315	Morgan Stanley	$17,543,102

		99,132,200

Insurance — 6.5%
240,000	ACE Ltd.	10,372,800
163,000	Allstate Corp.	9,486,600
66,600	American International Group, Inc.	3,699,630
37,630	Chubb Corp.	3,169,575
409,900	Conseco, Inc. *	8,198,000
84,330	Hartford Financial Services Group, Inc.	6,307,041
122,300	Jefferson-Pilot Corp.	6,163,920
135,700	Lincoln National Corp.	6,178,421
205,145	MBIA, Inc.	11,473,760
143,000	MetLife, Inc.	6,377,800
78,015	Old Republic International Corp.	1,939,453
106,105	UnumProvident Corp.	1,948,088
144,965	XL Capital Ltd., Class A Shares	10,912,965

		86,228,053

Real Estate — 0.7%
44,200	Boston Properties, Inc.	2,952,560
197,600	Duke Realty Corp.	6,099,912

		9,052,472

	TOTAL FINANCIALS	336,905,038

HEALTH CARE — 8.7%
Health Care Equipment & Supplies — 0.8%
370,000	Boston Scientific Corp. *	10,023,300

Health Care Providers & Services — 2.1%
87,000	CIGNA Corp.	8,460,750
257,500	HCA, Inc.	13,905,000
171,000	Humana, Inc. *	6,217,560

		28,583,310

Pharmaceuticals — 5.8%
56,925	Abbott Laboratories	2,746,062
48,580	Bristol-Myers Squibb Co.	1,231,989
22,895	Eli Lilly & Co.	1,334,778
289,100	GlaxoSmithKline PLC, Sponsored ADR	14,368,270
63,700	Medco Health Solutions, Inc. *	3,185,000
387,565	Merck & Co., Inc.	12,572,609
847,230	Pfizer, Inc.	23,637,717
411,305	Wyeth	17,838,298

		76,914,723

	TOTAL HEALTH CARE	115,521,333

INDUSTRIALS — 11.0%
Aerospace & Defense — 1.0%
111,300	Boeing Co.	7,112,070
107,800	Northrop Grumman Corp.	6,006,616

		13,118,686

Building Products — 0.3%
140,005	Masco Corp.	4,482,960

Commercial Services & Supplies — 1.7%
150,400	Deluxe Corp.	6,077,664
302,000	First Data Corp.	11,424,660
85,000	Pitney Bowes, Inc.	3,791,850
39,295	RR Donnelley & Sons Co.	1,306,559

		22,600,733

See Notes to Schedule of Investments.

3

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Construction & Engineering — 0.5%
115,000	Jacobs Engineering Group, Inc. *	$6,046,700

Electrical Equipment — 0.4%
47,955	Cooper Industries Ltd., Class A Shares	3,306,018
57,900	Hubbell, Inc., Class B Shares	2,630,976

		5,936,994

Industrial Conglomerates — 4.2%
49,790	3M Co.	3,816,403
840,565	General Electric Co.	30,663,811
99,850	Honeywell International, Inc.	3,617,566
75,100	Reynolds American, Inc.	6,226,541
130,100	Textron, Inc.	10,055,429
41,310	Tyco International Ltd.	1,195,098

		55,574,848

Machinery — 1.5%
34,765	Caterpillar, Inc.	3,271,734
100,340	Eaton Corp.	6,005,349
90,000	Illinois Tool Works, Inc.	7,598,700
31,345	Ingersoll-Rand Co., Ltd., Class A Shares	2,426,417

		19,302,200

Road & Rail — 1.4%
112,425	Burlington Northern Santa Fe Corp.	5,556,043
20,245	Canadian National Railway Co.	1,240,614
266,700	CSX Corp.	11,089,386
19,125	Union Pacific Corp.	1,280,610

		19,166,653

	TOTAL INDUSTRIALS	146,229,774

INFORMATION TECHNOLOGY — 7.7%
Communications Equipment — 0.5%
69,175	Motorola, Inc.	1,201,570
530,400	Nortel Networks Corp. *	1,373,736
465,900	Tellabs, Inc. *	3,829,698

		6,405,004

Computers & Peripherals — 2.2%
946,491	Hewlett-Packard Co.	21,305,513
31,020	International Business Machines Corp.	2,343,561
292,200	Seagate Technology *	6,200,484

		29,849,558

Electronic Equipment & Instruments — 1.2%
518,222	Flextronics International Ltd. *	6,622,877
111,400	Sanmina-SCI Corp. *	571,482
1,397,977	Solectron Corp. *	5,102,616
98,150	Tech Data Corp. *	3,523,585

		15,820,560

IT Services — 0.6%
184,430	Accenture Ltd., Class A Shares *	4,293,530
192,500	Electronic Data Systems Corp.	3,792,250

		8,085,780

Semiconductors & Semiconductor Equipment — 1.1%
735,000	Applied Materials, Inc.	12,061,350
79,570	QLogic Corp. *	2,547,831

		14,609,181

Software — 2.1%
580,000	Cadence Design Systems, Inc. *	8,102,600

See Notes to Schedule of Investments.

4

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Software (continued)
766,195	Microsoft Corp.	$19,767,831

		27,870,431

	TOTAL INFORMATION TECHNOLOGY	102,640,514

MATERIALS — 5.4%
Chemicals — 2.3%
69,135	Air Products & Chemicals, Inc.	4,164,001
177,145	Dow Chemical Co.	8,022,897
261,835	E.I. du Pont de Nemours & Co.	12,177,946
120,900	Lyondell Chemical Co.	2,870,166
67,410	Rohm & Haas Co.	3,144,676

		30,379,686

Containers & Packaging — 0.8%
351,000	Pactiv Corp. *	8,020,350
196,800	Smurfit-Stone Container Corp. *	2,139,216

		10,159,566

Metals & Mining — 1.4%
479,945	Alcoa, Inc.	13,006,510
161,980	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	5,717,894

		18,724,404

Paper & Forest Products — 0.9%
175,087	International Paper Co.	5,639,552
217,450	MeadWestvaco Corp.	6,236,466

		11,876,018

	TOTAL MATERIALS	71,139,674

TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 2.7%
102,400	ALLTEL Corp.	5,956,608
312,000	AT&T Corp.	5,862,480
209,640	Citizens Communications Co.	2,859,490
103,779	SBC Communications, Inc.	2,426,353
395,535	Sprint Corp.	9,370,224
279,125	Verizon Communications, Inc.	9,875,442

	TOTAL TELECOMMUNICATION SERVICES	36,350,597

UTILITIES — 3.7%
Electric Utilities — 2.8%
207,263	American Electric Power Co., Inc.	7,397,216
130,400	DTE Energy Co.	6,199,216
157,020	Entergy Corp.	11,278,747
141,000	Progress Energy, Inc.	6,236,430
148,000	Wisconsin Energy Corp.	5,372,400

		36,484,009

Gas Utilities — 0.9%
156,000	KeySpan Corp.	6,199,440
147,000	Sempra Energy	5,831,490

		12,030,930

	TOTAL UTILITIES	48,514,939

	TOTAL COMMON STOCKS (Cost — $1,145,947,145)	1,294,334,146

Warrants
WARRANT — 0.0%
Communications Equipment — 0.0%
6,553	Lucent Technologies, Inc., expires 12/10/07* (Cost — $0)	4,587

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost — $1,145,947,145)	1,294,338,733

See Notes to Schedule of Investments.

5

Large Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 2.5%
REPURCHASE AGREEMENTS — 2.5%
$5,000,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05, Proceeds at maturity - $5,000,419; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $5,100,004)	$5,000,000
24,019,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deustche Bank Securities, Inc., 3.050% due 6/1/05, Proceeds at maturity - $24,021,035; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $24,499,380)	24,019,000
4,772,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05, Proceeds at maturity - $4,722,355; (Fully collateralized by U.S. Treasury Notes, 2.750% due 6/30/06; Market value - $4,868,503)	4,772,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $33,791,000)	33,791,000

	TOTAL INVESTMENTS — 100.1% (Cost — $1,179,738,145#)	1,328,129,733
	Liabilities In Excess of Other Assets — (0.1)%	(1,315,656)

	TOTAL NET ASSETS — 100.0%	$1,326,814,077

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

6

Large Capitalization Growth Investments

Schedule of Investments (unaudited)(continued)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 95.9%
CONSUMER DISCRETIONARY — 18.3%
Hotels, Restaurants & Leisure — 5.3%
270,800	Carnival Corp.	$14,325,320
734,400	Hilton Hotels Corp.	17,794,512
781,570	Starbucks Corp. *	42,790,957

		74,910,789

Internet & Catalog Retail — 5.0%
456,900	Amazon.com, Inc. *	16,224,519
1,430,316	eBay, Inc. *	54,366,311

		70,590,830

Media — 2.0%
268,200	Pixar *	14,142,186
462,105	XM Satellite Radio Holdings, Inc., Class A Shares *	14,838,192

		28,980,378

Multiline Retail — 2.3%
550,200	Kohl’s Corp. *	26,789,238
123,500	Wal-Mart Stores, Inc.	5,832,905

		32,622,143

Specialty Retail — 3.1%
292,750	Bed Bath & Beyond, Inc. *	11,900,288
378,130	Lowe’s Cos., Inc.	21,632,817
246,160	Williams-Sonoma, Inc. *	9,681,473

		43,214,578

Textiles, Apparel & Luxury Goods — 0.6%
108,200	NIKE, Inc., Class B Shares	8,894,040

	TOTAL CONSUMER DISCRETIONARY	259,212,758

CONSUMER STAPLES — 2.7%
Beverages — 0.4%
142,100	Coca-Cola Co.	6,341,923

Food & Staples Retailing — 1.6%
485,593	Walgreen Co.	22,016,787

Personal Products — 0.7%
265,800	Estee Lauder Cos., Inc., Class A Shares	10,390,122

	TOTAL CONSUMER STAPLES	38,748,832

ENERGY — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
142,980	Apache Corp.	8,401,505
213,200	Chevron Corp.	11,465,896
165,700	ConocoPhillips	17,869,088
226,600	Exxon Mobil Corp.	12,734,920
159,000	Occidental Petroleum Corp.	11,624,490

	TOTAL ENERGY	62,095,899

FINANCIALS — 7.5%
Commercial Banks — 0.4%
217,260	Commerce Bancorp, Inc.	6,028,965

Diversified Financial Services — 4.4%
223,296	American Express Co.	12,024,489
335,700	Capital One Financial Corp.	25,311,780
206,300	Merrill Lynch & Co., Inc.	11,193,838
303,200	Moody’s Corp.	13,119,464

		61,649,571

See Notes to Schedules of Investments.

1

Large Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Insurance — 2.7%
76,290	AFLAC, Inc.	$3,169,850
92,100	American International Group, Inc.	5,116,155
308,930	Progressive Corp.	29,678,905

		37,964,910

	TOTAL FINANCIALS	105,643,446

HEALTH CARE — 23.8%
Biotechnology — 11.4%
429,400	Amgen, Inc. *	26,871,852
280,820	Biogen Idec, Inc. *	10,980,062
467,100	Celgene Corp. *	19,777,014
913,400	Genentech, Inc. *	72,386,950
308,990	Genzyme Corp. *	19,277,886
307,950	Gilead Sciences, Inc. *	12,564,360

		161,858,124

Health Care Equipment & Supplies — 4.4%
558,814	Medtronic, Inc.	30,036,252
189,740	Patterson Cos., Inc. *	8,612,299
273,700	Stryker Corp.	13,315,505
133,550	Zimmer Holdings, Inc. *	10,227,259

		62,191,315

Health Care Providers & Services — 3.7%
243,740	Aetna, Inc.	19,014,158
196,100	HCA, Inc.	10,589,400
392,600	Omnicare, Inc.	15,044,432
118,310	PacifiCare Health Systems, Inc. *	7,433,417

		52,081,407

Pharmaceuticals — 4.3%
193,100	Allergan, Inc.	14,928,561
209,702	Johnson & Johnson	14,071,004
500,900	Schering-Plough Corp.	9,767,550
647,100	Teva Pharmaceutical Industries Ltd., Sponsored ADR	21,593,727

		60,360,842

	TOTAL HEALTH CARE	336,491,688

INDUSTRIALS — 8.7%
Air Freight & Logistics — 0.8%
159,000	United Parcel Service, Inc., Class B Shares	11,710,350

Commercial Services & Supplies — 4.9%
605,335	Apollo Group, Inc., Class A Shares *	47,518,797
157,400	Iron Mountain, Inc. *	4,517,380
466,300	Republic Services, Inc.	16,544,324

		68,580,501

Industrial Conglomerates — 2.6%
140,350	3M Co.	10,757,828
697,240	General Electric Co.	25,435,315

		36,193,143

Machinery — 0.4%
66,000	Caterpillar, Inc.	6,211,260

	TOTAL INDUSTRIALS	122,695,254

INFORMATION TECHNOLOGY — 24.5%
Communications Equipment — 4.8%
1,800,454	Cisco Systems, Inc. *	34,892,798

See Notes to Schedules of Investments.

2

Large Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Communications Equipment (continued)
874,610	QUALCOMM, Inc.	$32,587,969

		67,480,767

Computers & Peripherals — 4.1%
992,964	Dell, Inc. *	39,609,334
638,750	Network Appliance, Inc. *	18,370,450

		57,979,784

Electronic Equipment & Instruments — 1.0%
401,100	Broadcom Corp., Class A Shares *	14,235,039

Internet Software & Services — 5.0%
159,450	Google, Inc., Class A Shares *	44,390,880
702,600	Yahoo!, Inc. *	26,136,720

		70,527,600

Semiconductors & Semiconductor Equipment — 4.8%
375,690	Analog Devices, Inc.	13,930,585
726,948	Intel Corp.	19,576,710
645,400	Maxim Integrated Products, Inc.	25,428,760
324,400	Xilinx, Inc.	9,002,100

		67,938,155

Software — 4.8%
113,910	Adobe Systems, Inc.	3,765,865
207,800	Electronic Arts, Inc. *	10,917,812
467,910	Microsoft Corp.	12,072,078
508,300	Red Hat, Inc. *	6,424,912
379,000	SAP AG, Sponsored ADR	15,633,750
859,000	Symantec Corp. *	19,421,990

		68,236,407

	TOTAL INFORMATION TECHNOLOGY	346,397,752

MATERIALS — 6.0%
Chemicals — 1.9%
534,650	Ecolab, Inc.	17,285,234
192,100	Praxair, Inc.	9,003,727

		26,288,961

Metals & Mining — 4.1%
395,800	Alcoa, Inc.	10,726,180
392,600	CONSOL Energy, Inc.	18,785,910
421,300	Inco Ltd.	16,257,967
268,100	Peabody Energy Corp.	12,799,094

		58,569,151

	TOTAL MATERIALS	84,858,112

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,093,327,738)	1,356,143,741

Face Amount
SHORT-TERM INVESTMENTS — 3.0%
REPURCHASE AGREEMENTS — 3.0%
$16,527,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securites, Inc., 3.050% due 6/1/05; Proceeds at maturity - $16,528,400; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $16,857,540)	16,527,000

See Notes to Schedules of Investments.

3

Large Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
REPURCHASE AGREEMENTS (continued)
$25,506,000	State Street Bank & Trust Co. dated 5/31/05, 2.680% due 6/1/05; Proceeds at maturity - $25,507,899; (Fully collateralized by U.S. Treasury Bonds, 8.750% due 8/15/20; Market value - $25,651,939)	$25,506,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $42,033,000)	42,033,000

	TOTAL INVESTMENTS — 98.9% (Cost — $1,135,360,738#)	1,398,176,741
	Other Assets In Excess of Liabilities — 1.1%	16,040,362

	TOTAL NET ASSETS — 100.0%	$1,414,217,103

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

4

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 18.1%
Auto Components — 3.4%
46,435	American Axle & Manufacturing Holdings, Inc. (a)	$961,205
74,800	ArvinMeritor, Inc.	1,077,120
74,705	Cooper Tire & Rubber Co. (a)	1,422,383
20,400	Federal Signal Corp.	318,852
857,858	Hayes Lemmerz International, Inc. (a)*	5,576,077
69,188	Modine Manufacturing Co. (a)	2,103,315
62,700	Wabtec Corp.	1,297,890

		12,756,842

Automobiles — 0.3%
37,100	Thor Industries, Inc.	1,126,356

Hotels, Restaurants & Leisure — 3.0%
63,000	Bob Evans Farms, Inc.	1,474,200
36,625	CBRL Group, Inc.	1,491,370
223,800	CKE Restaurants, Inc. (a)	3,692,700
47,000	Ruby Tuesday, Inc. (a)	1,188,630
132,300	Vail Resorts, Inc. *	3,638,250

		11,485,150

Household Durables — 3.2%
47,600	American Greetings Corp., Class A Shares	1,236,648
21,600	Department 56, Inc. *	241,056
528,400	Fleetwood Enterprises, Inc. (a)*	5,056,788
29,700	Furniture Brands International, Inc.	597,267
25,400	KB HOME	1,715,516
33,100	Lancaster Colony Corp.	1,454,414
54,100	Libbey, Inc.	1,030,605
21,300	WCI Communities, Inc. (a)*	636,870

		11,969,164

Internet & Catalog Retail — 0.2%
47,900	Insight Enterprises, Inc. (a)*	937,882

Leisure Equipment & Products — 1.4%
145,698	Arctic Cat, Inc. (a)	3,147,077
41,800	Oakley, Inc. (a)	614,460
165,100	Sturm Ruger & Co., Inc. (a)	1,343,914

		5,105,451

Multiline Retail — 0.4%
44,700	Burlington Coat Factory Warehouse Corp.	1,481,805

Specialty Retail — 2.6%
45,600	AnnTaylor Stores Corp. *	1,174,656
34,800	Borders Group, Inc.	880,092
92,400	Cato Corp., Class A Shares	2,666,664
84,300	CSK Auto Corp. *	1,427,199
61,300	Pier 1 Imports, Inc. (a)	1,029,227
41,400	Sports Authority, Inc. (a)*	1,324,800
40,100	Zale Corp. *	1,250,318

		9,752,956

Textiles, Apparel & Luxury Goods — 3.6%
42,000	Brown Shoe Co., Inc.	1,474,200
10,700	Carter’s, Inc. *	499,155
39,100	K-Swiss, Inc., Class A Shares	1,255,110
84,500	Kellwood Co.	2,126,020
24,000	Kenneth Cole Productions, Inc., Class A Shares (a)	722,400
26,400	Reebok International Ltd.	1,074,744
77,500	Russell Corp.	1,449,250
308,300	Skechers USA, Inc., Class A Shares (a)*	3,906,161

See Notes to Schedule of Investments.

1

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Textiles, Apparel & Luxury Goods (continued)
45,800	Wolverine World Wide, Inc.	$1,052,484

		13,559,524

	TOTAL CONSUMER DISCRETIONARY	68,175,130

CONSUMER STAPLES — 5.8%
Beverages — 0.3%
47,000	Constellation Brands, Inc., Class A Shares *	1,307,070

Food & Staples Retailing — 1.5%
76,900	Casey’s General Stores, Inc.	1,387,276
59,400	Ruddick Corp.	1,427,382
133,300	Smart & Final, Inc. (a)*	1,446,305
37,700	Weis Markets, Inc.	1,385,098

		5,646,061

Food Products — 2.1%
16,400	Bunge Ltd. (a)	1,017,456
51,300	Chiquita Brands International, Inc.	1,491,804
53,400	Corn Products International, Inc.	1,179,606
48,200	Fresh Del Monte Produce, Inc. (a)	1,403,584
35,500	Sanderson Farms, Inc. (a)	1,345,450
70,300	Sensient Technologies Corp.	1,430,605

		7,868,505

Household Products — 0.4%
52,000	WD-40 Co.	1,506,960

Tobacco — 1.5%
138,950	Schweitzer-Mauduit International, Inc. (a)	4,164,331
31,200	Universal Corp.	1,385,280

		5,549,611

	TOTAL CONSUMER STAPLES	21,878,207

ENERGY — 9.3%
Energy Equipment & Services — 2.6%
172,900	Grey Wolf, Inc. (a)*	1,135,953
390,300	Input/Output, Inc. (a)*	2,314,479
155,700	Newpark Resources, Inc. (a)*	949,770
345,850	Stolt Offshore SA, ADR *	2,645,753
39,000	Tidewater, Inc. (a)	1,349,400
55,600	W-H Energy Services, Inc. *	1,204,852

		9,600,207

Oil, Gas & Consumable Fuels — 6.7%
66,100	Arch Coal, Inc. (a)	3,202,545
28,900	Berry Petroleum Co., Class A Shares (a)	1,374,484
51,150	Cabot Oil & Gas Corp.	1,603,552
79,500	Energy Partners Ltd. (a)*	1,816,575
34,200	Frontline Ltd. (a)	1,485,990
34,200	General Maritime Corp. (a)	1,428,192
41,200	Holly Corp. (a)	1,575,076
45,400	Newfield Exploration Co. *	1,745,630
38,000	Penn Virginia Corp.	1,568,260
68,000	Range Resources Corp. (a)	1,570,800
70,200	St Mary Land & Exploration Co. (a)	1,826,604
34,600	Teekay Shipping Corp. (a)	1,469,808
70,200	W&T Offshore, Inc.	1,513,512
46,600	Western Gas Resources, Inc.	1,494,462
50,200	Whiting Petroleum Corp. *	1,735,916

		25,411,406

	TOTAL ENERGY	35,011,613

See Notes to Schedule of Investments.

2

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
FINANCIALS — 16.4%
Commercial Banks — 6.2%
50,900	AMCORE Financial, Inc. (a)	$1,418,074
65,800	Bancorpsouth, Inc. (a)	1,470,630
49,500	Boston Private Financial Holdings, Inc. (a)	1,211,760
83,800	Colonial BancGroup, Inc.	1,867,902
94,900	Commercial Federal Corp.	2,373,449
39,600	First Republic Bank	1,270,368
50,900	Greater Bay Bancorp (a)	1,279,117
42,300	Hudson United Bancorp	1,444,545
26,400	MAF Bancorp, Inc. (a)	1,123,584
3,200	NBT Bancorp, Inc.	75,840
68,099	Old National Bancorp (a)	1,350,403
132,200	Oriental Financial Group, Inc. (a)	1,854,766
60,699	Provident Bankshares Corp. (a)	1,920,517
62,000	Republic Bancorp, Inc.	855,910
26,100	Sterling Financial Corp. (a)*	922,635
58,300	Susquehanna Bancshares, Inc.	1,326,908
61,650	Washington Federal, Inc.	1,406,853

		23,173,261

Diversified Financial Services — 0.8%
67,300	Intrawest Corp.	1,500,790
39,200	Walter Industries, Inc. (a)	1,662,080

		3,162,870

Insurance — 4.9%
60,700	AmerUs Group Co. (a)	2,888,713
33,900	Delphi Financial Group, Inc., Class A Shares	1,437,360
29,200	Harleysville Group, Inc.	593,052
4,200	Infinity Property & Casualty Corp.	134,400
26,100	LandAmerica Financial Group, Inc. (a)	1,466,820
10,900	Markel Corp. *	3,725,075
34,300	Platinum Underwriters Holdings Ltd.	1,042,720
58,900	Scottish Re Group Ltd. (a)	1,377,082
16,900	Triad Guaranty, Inc. *	915,980
42,000	WR Berkley Corp.	1,489,320
52,400	Zenith National Insurance Corp.	3,319,540

		18,390,062

Real Estate — 4.5%
52,800	Ashford Hospitality Trust	525,888
26,500	Camden Property Trust	1,367,665
17,800	CBL & Associates Properties, Inc.	1,450,166
43,000	Education Realty Trust, Inc. (a)	738,310
67,800	Equity One, Inc.	1,450,242
36,900	First Industrial Realty Trust, Inc. (a)	1,431,720
36,500	Healthcare Realty Trust, Inc. (a)	1,426,785
65,200	Highland Hospitality Corp.	691,120
123,900	HRPT Properties Trust	1,465,737
64,400	Nationwide Health Properties, Inc. (a)	1,447,068
53,100	New Plan Excel Realty Trust	1,430,514
30,400	Prentiss Properties Trust	1,048,800
35,900	Reckson Associates Realty Corp.	1,134,081
33,400	Shurgard Storage Centers, Inc., Class A Shares	1,457,910

		17,066,006

	TOTAL FINANCIALS	61,792,199

HEALTH CARE — 7.0%
Health Care Equipment & Supplies — 3.2%
63,700	Arrow International, Inc. (a)	2,153,060
19,900	Bio-Rad Laboratories, Inc., Class A Shares (a)*	1,072,212

See Notes to Schedule of Investments.

3

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Health Care Equipment & Supplies (continued)
16,400	Diagnostic Products Corp. (a)	$714,056
33,600	Invacare Corp.	1,498,896
233,900	Viasys Healthcare, Inc. *	5,438,175
49,900	West Pharmaceutical Services, Inc.	1,389,216

		12,265,615

Health Care Providers & Services — 3.1%
77,200	Alderwoods Group, Inc. *	1,069,220
279,500	AMN Healthcare Services, Inc. (a)*	4,035,980
33,000	Kindred Healthcare, Inc. (a)*	1,273,140
84,900	Owens & Minor, Inc.	2,631,900
15,300	Pediatrix Medical Group, Inc. *	1,126,539
25,700	RehabCare Group, Inc. *	714,203
109,600	Service Corp. International	830,768

		11,681,750

Pharmaceuticals — 0.7%
38,140	Par Pharmaceutical Cos., Inc. (a)*	1,220,480
85,700	Perrigo Co.	1,331,778

		2,552,258

	TOTAL HEALTH CARE	26,499,623

INDUSTRIALS — 19.3%
Aerospace & Defense — 1.2%
77,400	Cubic Corp. (a)	1,362,240
25,900	Curtiss-Wright Corp.	1,416,212
59,300	World Fuel Services Corp.	1,562,555

		4,341,007

Airlines — 0.2%
30,600	Continental Airlines, Inc., Class B Shares (a)*	424,116
24,300	Skywest, Inc.	443,232

		867,348

Building Products — 3.4%
85,900	Crane Co.	2,256,593
38,100	Griffon Corp. *	759,333
29,200	Insituform Technologies, Inc., Class A Shares (a)*	433,328
311,400	Lennox International, Inc. (a)	6,614,136
35,800	Universal Forest Products, Inc. (a)	1,424,840
34,500	York International Corp.	1,421,400

		12,909,630

Commercial Services & Supplies — 4.7%
34,200	Banta Corp.	1,502,064
38,700	Brink’s Co.	1,207,827
71,500	Casella Waste Systems, Inc., Class A Shares *	815,815
97,400	Ennis, Inc.	1,547,686
131,150	Herman Miller, Inc.	3,817,777
30,800	Landauer, Inc.	1,504,580
99,300	Schawk, Inc. (a)	2,389,158
21,000	United Stationers, Inc. (a)*	1,029,630
141,100	Viad Corp.	3,922,580

		17,737,117

Construction & Engineering — 0.5%
40,737	Washington Group International, Inc. *	1,955,783

Electrical Equipment — 1.9%
52,800	Acuity Brands, Inc. (a)	1,296,240
18,100	AO Smith Corp.	567,616
195,700	Belden CDT, Inc.	3,937,484

See Notes to Schedule of Investments.

4

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Electrical Equipment (continued)
49,700	Regal-Beloit Corp. (a)	$1,277,290

		7,078,630

Industrial Conglomerates — 0.4%
25,600	Teleflex, Inc. (a)	1,432,320

Machinery — 4.8%
43,100	Albany International Corp., Class A Shares	1,347,737
46,800	Barnes Group, Inc. (a)	1,435,824
50,000	Harsco Corp.	2,901,500
37,200	Kaydon Corp.	1,061,688
32,200	Kennametal, Inc.	1,416,800
46,900	Lincoln Electric Holdings, Inc. (a)	1,536,444
75,200	Mueller Industries, Inc.	2,030,400
199,450	Robbins & Myers, Inc. (a)	4,716,992
62,300	Valmont Industries, Inc.	1,492,085

		17,939,470

Marine — 0.7%
31,600	Alexander & Baldwin, Inc.	1,404,620
25,600	Kirby Corp. *	1,092,096

		2,496,716

Road & Rail — 0.6%
34,800	Arkansas Best Corp.	1,139,004
18,700	SCS Transportation, Inc. *	341,275
16,600	Yellow Roadway Corp. *	876,148

		2,356,427

Transportation Infrastructure — 0.9%
252,550	Sea Containers Ltd., Class A Shares	3,535,700

	TOTAL INDUSTRIALS	72,650,148

INFORMATION TECHNOLOGY — 5.0%
Computers & Peripherals — 0.5%
51,400	Overland Storage, Inc. (a)*	498,066
40,700	Storage Technology Corp. *	1,313,796

		1,811,862

Electronic Equipment & Instruments — 1.1%
51,000	Checkpoint Systems, Inc. *	898,620
26,300	Methode Electronics, Inc.	314,022
51,500	Plexus Corp. *	708,125
55,900	Symbol Technologies, Inc.	643,409
21,800	Tech Data Corp. *	782,620
56,200	Technitrol, Inc.	737,906

		4,084,702

Internet Software & Services — 0.3%
57,800	NETGEAR, Inc. (a)*	1,136,926

IT Services — 0.8%
82,700	Bell Microproducts, Inc. (a)*	678,140
99,324	Forrester Research, Inc. *	1,638,846
40,500	SYNNEX Corp. (a)*	640,710

		2,957,696

Semiconductors & Semiconductor Equipment — 2.2%
190,300	Brooks Automation, Inc. *	2,869,724
186,200	Cohu, Inc.	3,578,764
87,200	Entegris, Inc. *	845,840
23,800	International Rectifier Corp. *	1,137,164

		8,431,492

See Notes to Schedule of Investments.

5

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Software — 0.1%
50,600	QAD, Inc. (a)	$355,212

	TOTAL INFORMATION TECHNOLOGY	18,777,890

MATERIALS — 11.5%
Chemicals — 4.6%
29,200	HB Fuller Co. (a)	946,080
607,200	Intertape Polymer Group, Inc. *	5,707,680
36,600	Lubrizol Corp.	1,440,942
170,450	Lyondell Chemical Co.	4,046,483
79,300	Methanex Corp.	1,474,187
92,700	PolyOne Corp. *	622,944
81,200	RPM International, Inc.	1,429,120
40,800	Spartech Corp.	825,384
34,000	Westlake Chemical Corp. (a)	815,320

		17,308,140

Construction Materials — 1.6%
83,000	Martin Marietta Materials, Inc.	5,067,150
24,300	Texas Industries, Inc.	1,118,286

		6,185,436

Containers & Packaging — 1.7%
60,400	Crown Holdings, Inc. *	899,356
48,000	Greif, Inc., Class A Shares	3,488,640
41,000	Pactiv Corp. *	936,850
102,200	Rock-Tenn Co., Class A Shares	1,176,322

		6,501,168

Metals & Mining — 2.8%
36,000	Alpha Natural Resources, Inc. *	860,400
60,500	Commercial Metals Co.	1,582,680
49,100	Gibraltar Industries, Inc.	960,396
114,800	Goldcorp, Inc.	1,560,132
203,500	IAMGOLD Corp. (a)	1,312,575
32,800	IPSCO, Inc. (a)	1,684,936
38,700	Massey Energy Co. (a)	1,564,641
50,800	Meridian Gold, Inc. *	839,216

		10,364,976

Paper & Forest Products — 0.8%
37,000	Louisiana-Pacific Corp.	931,660
28,500	Potlatch Corp. (a)	1,473,165
38,900	Wausau Paper Corp.	486,250

		2,891,075

	TOTAL MATERIALS	43,250,795

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
47,500	FairPoint Communications, Inc.	739,575

UTILITIES — 5.3%
Electric Utilities — 1.7%
13,000	Black Hills Corp.	476,060
72,200	Cleco Corp.	1,508,258
76,400	Duquesne Light Holdings, Inc. (a)	1,453,892
43,700	El Paso Electric Co. *	877,059
32,600	Otter Tail Corp. (a)	829,996
40,600	PNM Resources, Inc.	1,183,084

		6,328,349

Gas Utilities — 3.2%
51,900	Atmos Energy Corp. (a)	1,468,251

See Notes to Schedule of Investments.

6

Small Capitalization Value Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Gas Utilities (continued)
23,700	Energen Corp.	$1,544,766
52,500	National Fuel Gas Co.	1,470,000
29,500	Northwest Natural Gas Co. (a)	1,067,900
34,300	Peoples Energy Corp. (a)	1,466,325
94,100	Southwest Gas Corp.	2,350,618
52,800	UGI Corp.	1,399,728
44,600	WGL Holdings, Inc.	1,451,284

		12,218,872

Multi-Utilities — 0.4%
52,300	Vectren Corp. (a)	1,427,267

	TOTAL UTILITIES	19,974,488

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $295,921,706)	368,749,668

Face Amount
SHORT-TERM INVESTMENTS — 22.8%
COMMERCIAL PAPER — 0.8%
$3,015,000	Total Fina Elf Cap, 3.050% due 6/1/05 (Cost - $3,015,000)	3,015,000

REPURCHASE AGREEMENTS — 1.3%
2,597,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securites, Inc., 3.050% due 6/1/05; Proceeds at maturity-$2,597,220; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value-$2,648,940)	2,597,000
2,402,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05; Proceeds at maturity-$2,402,179; (Fully collateralized by U.S. Treasury Notes, 2.750% due 6/30/06; Market value-$2,454,328)	2,402,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $4,999,000)	4,999,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 20.7%
77,976,833	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $77,976,833)	77,976,833

	TOTAL SHORT-TERM INVESTMENTS (Cost — $85,990,833)	85,990,833

	TOTAL INVESTMENTS — 120.7% (Cost — $381,912,539#)	454,740,501
	Liabilities In Excess of Other Assets — (20.7)%	(78,065,110)

	TOTAL NET ASSETS — 100.0%	$376,675,391

#	Aggregate cost for federal income tax purposes is substantially the same.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

7

Small Capitalization Growth Investments

Schedule of Investments (unaudited)(continued)	May 31, 2005

Face Amount	Security	Value
CONVERTIBLE BOND & NOTE — 0.0%
Aerospace/Defense — 0.0%
$406	TIMCO Aviation Services, Inc., Jr. Subordinated Notes, 8.000% due 1/2/07 (a)(b)* (Cost — $44)	$0

Shares
COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 12.9%
Auto Components — 0.6%
114,000	Wabtec Corp.	2,359,800

Diversified Consumer Services — 1.3%
109,400	Laureate Education, Inc. (c)*	5,108,980

Hotels, Restaurants & Leisure — 2.5%
41,500	PF Chang’s China Bistro, Inc. (c)*	2,459,705
101,499	RARE Hospitality International, Inc. (c)*	3,149,514
126,100	WMS Industries, Inc. (c)*	4,006,197

		9,615,416

Household Durables — 1.4%
73,900	Tempur-Pedic International, Inc. (c)*	1,724,087
129,100	Tupperware Corp.	2,917,660
55,500	TurboChef Technologies, Inc. (c)*	616,050

		5,257,797

Internet & Catalog Retail — 0.5%
63,500	Blue Nile, Inc. (c)*	1,898,015

Leisure Equipment & Products — 1.0%
31,900	MarineMax, Inc. (c)*	877,888
111,200	Nautilus, Inc. (c)	2,976,824

		3,854,712

Media — 1.9%
242,400	aQuantive, Inc. (c)*	3,730,536
291,300	Radio One, Inc., Class D Shares (c)*	3,670,380

		7,400,916

Specialty Retail — 3.1%
145,773	Bebe Stores, Inc. (c)	5,613,718
70,300	Christopher & Banks Corp. (c)	1,286,490
61,000	Linens ‘n Things, Inc. (c)*	1,486,570
174,500	Tweeter Home Entertainment Group, Inc. (c)*	617,730
80,000	Williams-Sonoma, Inc. *	3,146,400

		12,150,908

Textiles, Apparel & Luxury Goods — 0.6%
59,600	Oxford Industries, Inc. (c)	2,131,296

	TOTAL CONSUMER DISCRETIONARY	49,777,840

CONSUMER STAPLES — 0.9%
Food Products — 0.9%
1,651	Aurora Foods, Inc. (a)(b)*	0
133,600	Delta & Pine Land Co.	3,607,200

	TOTAL CONSUMER STAPLES	3,607,200

ENERGY — 12.5%
Energy Equipment & Services — 7.2%
334,200	Key Energy Services, Inc. (c)*	3,692,910
127,200	Maverick Tube Corp. (c)*	3,842,712
146,300	NS Group, Inc. (c)*	4,216,366
98,900	Oil States International, Inc. *	2,290,524

See Notes to Schedule of Investments.

1

Small Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Energy Equipment & Services (continued)
211,500	Patterson-UTI Energy, Inc.	$5,602,635
67,600	Precision Drilling Corp. (c)*	5,334,316
167,500	Superior Energy Services, Inc. (c)*	2,621,375

		27,600,838

Oil, Gas & Consumable Fuels — 5.3%
80,500	Arch Coal, Inc. (c)	3,900,225
190,160	Chesapeake Energy Corp. (c)	3,892,575
1,455	Cross Timbers Royalty Trust	56,105
117,000	Forest Oil Corp. *	4,651,920
48,400	InterOil Corp. (c)*	1,210,000
129,600	Quicksilver Resources, Inc. (c)*	6,765,120

		20,475,945

	TOTAL ENERGY	48,076,783

FINANCIALS — 5.4%
Commercial Banks — 4.2%
180,400	Amegy Bancorporation, Inc (c)	3,212,924
114,700	East West Bancorp, Inc.	3,858,508
99,600	Investors Financial Services Corp. (c)	4,132,404
107,200	Signature Bank (c)*	2,628,544
144,600	UCBH Holdings, Inc. (c)	2,472,660

		16,305,040

Diversified Financial Services — 0.4%
94,600	Encore Capital Group, Inc. (c)*	1,453,056

Insurance — 0.5%
111,100	HealthExtras, Inc. (c)*	1,904,254
16,900	Tower Group, Inc. (c)	198,237

		2,102,491

Real Estate — 0.3%
31,200	Capital Trust, Inc., Class A Shares	1,091,064

	TOTAL FINANCIALS	20,951,651

HEALTH CARE — 18.3%
Biotechnology — 3.0%
166,000	Celgene Corp. (c)*	7,028,440
37,589	Cephalon, Inc. (c)*	1,594,525
105,100	Cubist Pharmaceuticals, Inc. (c)*	1,052,051
180,000	Human Genome Sciences, Inc. (c)*	2,030,400
277	United Therapeutics Corp. (c)*	13,839

		11,719,255

Health Care Equipment & Supplies — 8.5%
101,100	Advanced Medical Optics, Inc. (c)*	3,903,471
200,700	American Medical Systems Holdings, Inc. (c)*	4,005,972
59,500	ArthroCare Corp. (c)*	1,918,280
148,400	I-Flow Corp. (c)*	2,424,856
107,900	Kyphon, Inc. (c)*	3,095,651
44,000	Orthofix International NV *	2,016,960
294,500	PolyMedica Corp.	10,336,950
50,900	Wilson Greatbatch Technologies, Inc (c)*	1,223,636
149,050	Wright Medical Group, Inc. (c)*	4,104,837

		33,030,613

Health Care Providers & Services — 1.8%
107,150	First Horizon Pharmaceutical Corp. (c)*	2,014,420
124,300	Manor Care, Inc.	4,830,298

		6,844,718

Pharmaceuticals — 5.0%
135,800	Andrx Corp. (c)*	2,713,284

See Notes to Schedule of Investments.

2

Small Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Pharmaceuticals (continued)
127,300	Bentley Pharmaceuticals, Inc. (c)*	$1,386,297
151,100	Impax Laboratories, Inc. (c)*	2,478,040
78,900	K-V Pharmaceutical Co., Class A Shares (c)*	1,570,110
84,300	Medicis Pharmaceutical Corp., Class A Shares (c)	2,375,574
243,200	MGI Pharma, Inc. (c)*	5,642,240
168,500	Nektar Therapeutics (c)*	3,080,180
50	OSI Pharmaceuticals, Inc. *	1,859

		19,247,584

	TOTAL HEALTH CARE	70,842,170

INDUSTRIALS — 11.6%
Aerospace & Defense — 0.0%
15,945	TIMCO Aviation Services, Inc. *	2,631

Air Freight & Logistics — 0.4%
89,600	EGL, Inc. (c)*	1,705,088

Commercial Services & Supplies — 6.3%
64,100	CheckFree Corp. *	2,392,853
56,600	Corporate Executive Board Co.	3,949,548
60,800	CoStar Group, Inc. *	2,442,944
53,300	Global Payments, Inc. (c)	3,693,690
176,500	Labor Ready, Inc. (c)*	3,642,960
185,600	Navigant Consulting, Inc. (c)*	4,257,664
107,550	Waste Connections, Inc. (c)*	3,987,954

		24,367,613

Electrical Equipment — 0.3%
183,500	Power-One, Inc. (c)*	1,005,580

Machinery — 3.0%
63,400	Actuant Corp., Class A Shares (c)*	2,853,000
89,000	JLG Industries, Inc. (c)	2,268,610
120,600	UNOVA, Inc. (c)*	2,481,948
154,700	Wabash National Corp.	3,853,577

		11,457,135

Road & Rail — 1.6%
166,600	JB Hunt Transport Services, Inc. (c)	3,345,328
43,200	Pacer International, Inc. *	985,392
234,700	Sirva, Inc. *	1,842,395

		6,173,115

	TOTAL INDUSTRIALS	44,711,162

INFORMATION TECHNOLOGY — 34.1%
Communications Equipment — 1.4%
107,200	Emulex Corp. *	2,026,080
30,900	NICE Systems Ltd., Sponsored ADR *	1,126,305
247,100	Powerwave Technologies, Inc. (c)*	2,256,023

		5,408,408

Computers & Peripherals — 2.4%
295,800	Advanced Digital Information Corp. (c)*	2,032,146
65,700	Komag, Inc. (c)*	1,895,445
121,400	M-Systems Flash Disk Pioneers Ltd. (c)*	2,635,594
142,300	Xyratex Ltd. (c)*	2,574,207

		9,137,392

Electronic Equipment & Instruments — 5.0%
219,000	Artesyn Technologies, Inc. *	1,802,370
73,900	BEI Technologies, Inc. (c)	1,899,969
195,400	Exar Corp. (c)*	2,813,760
47,450	Intermagnetics General Corp. (c)*	1,369,881
438,100	PerkinElmer, Inc.	8,380,853

See Notes to Schedule of Investments.

3

Small Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Electronic Equipment & Instruments (continued)
86,100	Varian, Inc. *	$3,202,920

		19,469,753

Internet Software & Services — 4.9%
86,500	Arbinet Holdings, Inc. (c)*	1,121,040
303,400	CNET Networks, Inc. (c)*	3,149,292
71,700	Digital River, Inc. (c)*	1,973,184
409,363	Digitas, Inc. (c)*	4,531,648
354,500	iVillage, Inc. (c)*	2,137,635
55,500	Marchex, Inc., Class B Shares (c)*	828,060
213,600	Openwave Systems, Inc. (c)*	3,321,480
353,200	Opsware, Inc. (c)*	1,755,404

		18,817,743

IT Services — 4.3%
108,300	IDX Systems Corp. (c)*	3,454,770
310,900	Keane, Inc. (c)*	4,172,278
219,300	MPS Group, Inc. *	2,057,034
221,100	Sapient Corp. (c)*	1,857,240
230,200	Titan Corp. (c)*	5,064,400

		16,605,722

Semiconductors & Semiconductor Equipment — 10.9%
300,344	ARM Holdings PLC, Sponsored ADR (c)	1,787,047
228,300	Asyst Technologies, Inc. (c)*	961,143
117,700	ATMI, Inc. (c)*	3,307,370
48,800	Cymer, Inc. (c)*	1,386,408
80,200	FEI Co. (c)*	1,669,764
80,700	FormFactor, Inc. (c)*	2,099,814
143,800	Genesis Microchip, Inc. (c)*	2,379,890
116,900	Helix Technology Corp. (c)	1,474,109
155,000	Integrated Device Technology, Inc. (c)*	1,895,650
77,800	Lam Research Corp. (c)*	2,386,904
77,500	Marvell Technology Group Ltd. (c)*	3,174,400
174,300	Mattson Technology, Inc. (c)*	1,363,026
87,500	Microchip Technology, Inc. (c)	2,593,500
142,000	Microsemi Corp. (c)*	2,929,460
123,700	Netlogic Microsystems, Inc. (c)*	1,668,713
181,900	Semtech Corp. (c)*	3,317,856
221,400	Silicon Image, Inc. (c)*	2,599,236
66,200	Tessera Technologies, Inc. (c)*	1,948,928
79,200	Varian Semiconductor Equipment Associates, Inc. (c)*	3,213,936

		42,157,154

Software — 5.2%
273,700	Concur Technologies, Inc. (c)*	2,624,783
111,100	Internet Security Systems, Inc. *	2,466,420
75,400	MICROS Systems, Inc. (c)*	3,391,492
56,100	SAFENET, Inc. (c)*	1,762,662
511,600	ScanSoft, Inc. (c)*	2,077,096
630,900	SkillSoft PLC, ADR (c)*	2,315,403
150,300	Wind River Systems, Inc. (c)*	2,463,417
172,700	Witness Systems, Inc. (c)*	3,001,526

		20,102,799

	TOTAL INFORMATION TECHNOLOGY	131,698,971

MATERIALS — 0.3%
Metals & Mining — 0.3%
24,900	Gerdau Ameristeel Corp.	118,026
29,900	James River Coal Co. *	983,710

See Notes to Schedule of Investments.

4

Small Capitalization Growth Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
	TOTAL MATERIALS	$1,101,736

	TOTAL COMMON STOCKS (Cost — $293,653,465)	370,767,513

Rights
RIGHT — 0.0%
Pharmaceuticals — 0.0%
880	OSI Pharmaceuticals, Inc. * (Cost — $123)	79

Warrants
WARRANT — 0.0%
Aerospace & Defense — 0.0%
5,615	TIMCO Aviation Services, Inc., expires 12/31/07 (a)(b)* (Cost — $6)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $293,653,638)	370,767,593

Face Amount
SHORT-TERM INVESTMENTS — 29.5%
REPURCHASE AGREEMENTS — 3.8%
$13,096,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securites, Inc., 3.050% due 6/1/05; Proceeds at maturity - $13,097,110; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $13,357,924)	13,096,000
1,450,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05, Proceeds at maturity - $1,450,108; (Fully collateralized by U.S. Treasury Note, 2.750% due 6/30/06; Market value - $1,480,627)	1,450,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $14,546,000)	14,546,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 25.7%
99,218,350	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $99,218,350)	99,218,350

	TOTAL SHORT-TERM INVESTMENTS (Cost — $113,764,350)	113,764,350

	TOTAL INVESTMENTS — 125.5% (Cost — $407,417,988#)	484,531,943
	Liabilities In Excess of Other Assets — (25.5)%	(98,538,561)

	TOTAL NET ASSETS — 100.0%	$385,993,382

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(b)	Illiquid Security.

(c)	All or a portion of security is on loan.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

5

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 93.4%
Australia — 2.1%
182,200	BHP Billiton Ltd., Sponsored ADR (a)	$4,573,220
117,600	Commonwealth Bank of Australia	3,304,844
1,187,000	John Fairfax Holdings Ltd.	3,763,418
1,341,000	Qantas Airways Ltd.	3,275,217
84,100	Rio Tinto Ltd. (a)	2,715,533

	Total Australia	17,632,232

Belgium — 0.5%
139,400	Fortis (a)	3,804,562

Bermuda — 0.5%
83,900	Axis Capital Holdings Ltd.	2,308,089
1,248,000	Cafe De Coral Holdings Ltd.	1,419,795
60,000	Glorious Sun Enterprises Ltd.	25,839

	Total Bermuda	3,753,723

Brazil — 0.8%
23,675	Banco Itau Holding Financeira SA, ADR (a)	2,081,743
74,900	Brasil Telecom Participacoes SA, ADR (a)	2,485,931
60,900	Gol-Linhas Aereas Inteligentes SA, ADR (a)	2,016,399

	Total Brazil	6,584,073

Canada — 3.1%
100,600	Barrick Gold Corp. (a)	2,312,794
63,390	Canadian National Railway Co.	3,884,539
233,000	CGI Group, Inc. *	1,320,836
36,420	Four Seasons Hotels, Inc. (a)	2,629,524
43,020	Manulife Financial Corp. (a)	1,976,769
42,035	Precision Drilling Corp. *	3,316,982
44,590	Research In Motion Ltd. (a)*	3,692,944
77,770	Ritchie Brothers Auctioneers, Inc.	2,893,044
109,900	Talisman Energy, Inc. (a)	3,646,638

	Total Canada	25,674,070

Chile — 0.5%
57,510	Banco Santander Chile SA, ADR (a)	1,794,312
55,100	Lan Airlines SA, Sponsored ADR (a)	2,022,170

	Total Chile	3,816,482

China — 0.5%
6,558,000	China Telecom Corp., Ltd.	2,297,237
23,100	PetroChina Co., Ltd., ADR (a)	1,489,488

	Total China	3,786,725

Denmark — 0.5%
164,500	H. Lundbeck A/S (a)	4,135,223

Finland — 0.5%
140,800	Metso Corp. (a)	2,825,567
87,350	Nokia OYJ	1,471,387

	Total Finland	4,296,954

France — 9.5%
58,600	Assurances Generales de France (a)	4,718,400
389,600	Axa (a)	9,531,319
191,820	BNP Paribas SA, ADR	6,454,743
87,400	Compagnie de Saint-Gobain (a)	5,048,105
170,000	France Telecom SA (a)	4,885,341
45,600	Lafarge SA (a)	4,158,770
11,725	Pernod Ricard (a)	1,817,214
39,833	Sanofi-Aventis (a)	3,605,758

See Notes to Schedule of Investments.

1

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
France (continued)
181,199	Sanofi-Aventis, ADR (a)	$8,153,955
26,700	Societe BIC SA (a)	1,439,279
49,600	Societe Generale (a)	4,891,096
88,800	Technip SA (a)	3,933,634
76,155	Technip SA, ADR (a)	3,366,813
100,700	Thomson (a)	2,558,075
44,413	Total SA (a)	9,845,191
122,070	Vivendi Universal SA, Sponsored ADR	3,732,901

	Total France	78,140,594

Germany — 7.8%
40,800	Allianz AG (a)	4,823,954
9,220	Altana AG (a)	550,753
64,207	BASF AG	4,274,657
209,100	Bayerische Hypo-und Vereinsbank AG *	5,172,310
191,900	Bayerische Motoren Werke AG (a)	8,341,943
58,300	Continental AG (a)	4,144,903
40,900	Deutsche Boerse AG (a)	3,017,941
150,200	Deutsche Telekom AG (a)	2,800,893
57,300	E.ON AG (a)	4,979,569
230,400	E.ON AG, Sponsored ADR (a)	6,681,600
30,400	Henkel KGaA	2,806,302
67,100	Metro AG (a)	3,356,040
27,864	Rhoen-Klinikum AG (a)	1,830,991
139,830	SAP AG, Sponsored ADR (a)	5,767,988
79,700	Siemens AG	5,841,557

	Total Germany	64,391,401

Greece — 0.6%
780,160	National Bank of Greece SA, ADR (a)	5,227,072

Hong Kong — 1.6%
69,540	CNOOC Ltd., ADR	3,810,792
2,858,000	Hang Lung Properties Ltd.	4,151,533
1,782,000	Hung Hing Printing Group Ltd.	1,317,175
348,300	Techtronic Industries Co., Ltd., Sponsored ADR	3,895,213

	Total Hong Kong	13,174,713

India — 1.2%
74,600	HDFC Bank Ltd., ADR (a)	3,124,994
56,550	Infosys Technologies Ltd., Sponsored ADR (a)	4,090,827
110,000	Satyam Computer Services Ltd., ADR	2,718,100

	Total India	9,933,921

Indonesia — 0.3%
4,230,000	PT Telekomunikasi Indonesia Tbk.	2,068,840

Ireland — 2.6%
237,500	Allied Irish Banks PLC	4,965,582
120,600	Allied Irish Banks PLC, Sponsored ADR (a)	5,033,844
195,700	CRH PLC	4,990,688
77,400	Irish Life & Permanent PLC	1,290,400
115,500	Ryanair Holdings PLC, Sponsored ADR (a)*	5,277,195

	Total Ireland	21,557,709

Israel — 0.4%
109,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,637,330

Italy — 1.1%
165,295	Eni SpA (a)	4,237,763
401,200	Mediaset SpA (a)	4,746,527

	Total Italy	8,984,290

See Notes to Schedule of Investments.

2

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Japan — 16.9%
31,900	Aruze Corp.	$697,106
70,900	Astellas Pharma, Inc. (a)	2,547,266
830,000	Bank of Fukuoka Ltd. (a)	5,110,885
96,100	Canon, Inc.	5,250,151
111,440	Canon, Inc., Sponsored ADR (a)	6,045,620
133,000	FamilyMart Co., Ltd.	3,879,346
99,000	Fuji Photo Film Co., Ltd.	3,098,477
260,000	Fujirebio, Inc.	5,152,090
802	KDDI Corp.	3,698,282
433,000	Kuraray Co., Ltd.	3,869,114
375	Millea Holdings, Inc.	5,000,232
650,000	Mitsubishi Electric Corp.	3,563,128
572,080	Mitsubishi Tokyo Financial Group, Inc., ADR	4,748,264
66,260	Nidec Corp., ADR (a)	1,838,715
834,000	Nippon Express Co., Ltd.	3,830,400
938,000	Nippon Shinpan Co., Ltd.	4,629,418
250,000	Nippon Steel Corp.	587,990
1,193,000	Nipponkoa Insurance Co., Ltd.	8,329,293
87,200	ORIX Corp., Sponsored ADR	6,339,440
221,000	Secom Co., Ltd.	9,392,935
55,000	Sega Sammy Holdings, Inc.	3,193,203
438,000	Sharp Corp. (a)	6,837,983
134,300	Sony Corp. (a)	5,048,919
875,000	Sumitomo Chemical Co., Ltd.	4,132,136
479,000	Sumitomo Trust & Banking Co., Ltd.	2,865,262
85,300	Takeda Pharmaceutical Co., Ltd.	4,130,923
63,000	Takefuji Corp.	3,931,849
89	TDK Corp.	6,527
177,000	THK Co., Ltd. (a)	3,605,723
311,000	Tokyu Corp.	1,393,805
107,800	Toyota Motor Corp.	3,853,030
49,720	Toyota Motor Corp., Sponsored ADR (a)	3,565,421
105,300	Yamada Denki Co., Ltd. (a)	5,772,267
232,000	Yamaguchi Bank, Ltd.	2,644,493

	Total Japan	138,589,693

Mexico — 1.3%
38,140	America Movil SA de CV, Series L Shares, ADR (a)	2,161,775
77,760	Desarrolladora Homex SA de CV, ADR (a)*	1,944,404
61,400	Grupo Aeroportuario del Sureste SA de CV, ADR (a)	1,842,000
133,200	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR (a)	2,485,512
54,580	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR (a)	2,062,169

	Total Mexico	10,495,860

Netherlands — 7.0%
209,900	Akzo Nobel NV (a)	8,271,587
39,600	DSM NV	2,662,825
16,775	Heineken Holding NV, Class A Shares (a)	477,925
35,300	Heineken NV	1,122,975
319,880	ING Groep NV (a)	8,880,409
438,200	Koninklijke Ahold NV *	3,317,282
123,000	Koninklijke Ahold NV, Sponsored ADR *	934,800
163,500	Koninklijke Philips Electronics NV	4,181,648
32,100	Koninklijke Philips Electronics NV, New York Registered Shares (a)	822,402
159,250	QIAGEN NV (a)*	1,907,815
368,600	Reed Elsevier NV (a)	5,111,927
114,800	Royal Dutch Petroleum Co. (a)	6,705,831
57,900	Royal Dutch Petroleum Co., NY Shares	3,391,782
186,615	TNT NV	4,782,051

See Notes to Schedule of Investments.

3

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Netherlands (continued)
75,500	Unilever NV (a)	$5,025,570

	Total Netherlands	57,596,829

Norway — 1.1%
51,200	Norsk Hydro ASA (a)	4,172,637
220,760	Statoil ASA, Sponsored ADR (a)	3,889,791
51,200	Yara International ASA (a)	760,471

	Total Norway	8,822,899

Panama — 0.6%
91,200	Carnival Corp. (a)	4,824,480

Portugal — 0.4%
293,000	Portugal Telecom, SGPS, SA	3,003,276

Russia — 0.3%
61,000	Mobile TeleSystems, Sponsored ADR (a)	2,141,100

Singapore — 0.2%
127,800	Flextronics International Ltd. *	1,633,284

South Africa — 0.4%
134,620	Sasol Ltd., Sponsored ADR (a)	3,338,576

South Korea — 1.9%
167,700	Kookmin Bank, Sponsored ADR (a)	7,412,340
54,800	KT Corp., Sponsored ADR (a)	1,146,964
15,200	Samsung Electronics Co., Ltd., GDR (b)	3,655,600
178,500	SK Telecom Co., Ltd., ADR (a)	3,734,220

	Total South Korea	15,949,124

Spain — 2.3%
208,726	ACS, Actividades de Construccion y Servicios, SA (a)	5,567,752
279,900	Endesa SA (a)	6,107,859
137,900	Repsol YPF, SA	3,458,787
20,800	Repsol YPF, SA, Sponsored ADR (a)	521,248
182,200	Telefonica SA	3,062,359

	Total Spain	18,718,005

Sweden — 1.7%
160,800	Electrolux AB, Class B Shares (a)	3,524,508
556,700	Nordea Bank AB (a)	5,103,568
74,300	Trelleborg AB, Class B Shares (a)	1,157,524
93,270	Volvo AB, Sponsored ADR (a)	3,805,416

	Total Sweden	13,591,016

Switzerland — 6.4%
52,700	Ciba Specialty Chemicals AG, Registered Shares	3,144,088
272,200	Converium Holding AG (a)*	2,143,393
64,200	Credit Suisse Group (a)	2,579,246
4,600	Forbo Holding AG, Registered Shares (a)*	880,045
74,300	Lonza Group AG, Registered Shares (a)	4,549,162
42,900	Nestle SA (a)	11,323,491
79,787	Novartis AG	3,907,451
115,800	Novartis AG, ADR	5,654,514
106,840	Roche Holding AG, Sponsored ADR (a)	6,753,666
82,400	UBS AG, Registered Shares	6,373,640
29,000	Zurich Financial Services AG *	4,835,081

	Total Switzerland	52,143,777

Taiwan — 1.4%
125,600	Chunghwa Telecom Co., Ltd., ADR	2,614,992
2,857,285	Compal Electronics, Inc.	2,758,315

See Notes to Schedule of Investments.

4

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Taiwan (continued)
655,479	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	$6,036,962

	Total Taiwan	11,410,269

Thailand — 0.3%
867,800	Bangkok Bank Public Co., Ltd., NVDR	2,244,863

United Kingdom — 16.6%
1,168,300	Aegis Group PLC	2,076,680
184,500	Amdocs Ltd. *	5,027,625
205,000	Anglo American PLC	4,903,412
321,300	ARM Holdings PLC, Sponsored ADR (a)	1,911,735
65,000	AstraZeneca PLC, Sponsored ADR	2,763,800
167,250	BG Group PLC, Sponsored ADR (a)	6,412,365
268,300	BOC Group PLC	4,920,728
487,700	BP PLC	4,899,086
102,160	Cadbury Schweppes PLC, Sponsored ADR (a)	4,027,147
726,300	Centrica PLC	3,071,954
1,014,000	Compass Group PLC	4,011,515
556,678	Diageo PLC	8,022,628
15,000	Diageo PLC, Sponsored ADR	871,800
435,525	GlaxoSmithKline PLC	10,798,482
246,200	HBOS PLC	3,593,024
1,345,528	International Power PLC	4,746,619
6,754,000	Invensys PLC *	1,385,238
140,600	Johnson Matthey PLC	2,509,451
662,179	Kingfisher PLC	3,102,553
901,000	Lloyds TSB Group PLC	7,441,041
224,300	Man Group PLC	5,389,586
615,600	Michael Page International PLC	2,118,343
1,093,100	Misys PLC	4,309,498
255,200	Pearson PLC	3,066,033
146,000	Reed Elsevier PLC	1,397,407
196,000	Rio Tinto PLC	5,831,589
1,605,200	Royal & Sun Alliance Insurance Group PLC	2,253,360
176,300	Royal Bank of Scotland Group PLC	5,194,029
1,529,400	Tesco PLC	8,727,224
22,471	TI Automotive Ltd., Class A Shares (c)*	5,854
3,597,000	Vodafone Group PLC	9,098,800
236,345	WPP Group PLC	2,533,579

	Total United Kingdom	136,422,185

United States — 0.5%
44,200	NTL, Inc. (a)*	2,841,176
80,300	Telewest Global, Inc. *	1,679,073

	Total United States	4,520,249

	TOTAL COMMON STOCKS (Cost — $654,884,835)	766,045,399

PREFERRED STOCKS — 0.5%
Brazil — 0.3%
355,300	Companhia Paranaense de Energia-Copel, Sponsored ADR (a)	2,042,975

Germany — 0.2%
30,155	Rhoen Klinikum AG	1,988,613

	TOTAL PREFERRED STOCKS (Cost — $3,076,283)	4,031,588

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost — $657,961,118)	770,076,987

See Notes to Schedule of Investments.

5

International Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 34.0%
REPURCHASE AGREEMENT — 8.0%
$65,382,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05, Proceeds at maturity - $65,386,867; (Fully collateralized by U.S. Treasury Notes and Bonds, 3.750% to 8.750% due 5/15/08 to 8/15/20; Market value - $66,704,724) (Cost - $65,382,000)	$65,382,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 26.0%
213,200,563	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $213,200,563)	213,200,563

	TOTAL SHORT-TERM INVESTMENTS (Cost — $278,582,563)	278,582,563

	TOTAL INVESTMENTS — 127.9% (Cost — $936,543,681#)	1,048,659,550
	Liabilities In Excess of Other Assets — (27.9)%	(228,541,982)

	TOTAL NET ASSETS — 100.0%	$820,117,568

#	Aggregate cost for federal income tax purposes is substantially the same.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt

Summary of Investments by Industry*

Financials	22.3%
Consumer Discretionary	12.6
Industrials	9.2
Materials	8.5
Energy	8.4
Health Care	8.1
Repurchase Agreement	7.8
Information Technology	7.2
Consumer Staples	6.3
Telecommunication Services	6.3
Utilities	3.3

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

6

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 91.3%
Argentina — 1.6%
185,000	Grupo Financiero Galicia SA, ADR *	$1,618,750
167,700	IRSA Inversionesy Representaciones, Sponsored GDR *	2,087,865

	Total Argentina	3,706,615

Bermuda — 0.1%
6,700	China Yuchai International Ltd.	89,445
170,000	COFCO International Ltd.	78,125
132,000	Skyworth Digital Holdings Ltd. (a)	15,781

	Total Bermuda	183,351

Brazil — 6.7%
5,883	Aracruz Celulose SA, Sponsored ADR	198,139
23,712	Banco Bradesco SA, Sponsored ADR	758,073
43,800	Banco do Brasil SA	556,680
121,383,000	Brasil Telecom Participacoes SA	1,088,452
20,300	Companhia de Concessoes Rodoviarias	488,696
5,785	Companhia Energetica de Minas Gerais, Sponsored ADR	174,881
67,944	Companhia Vale do Rio Doce, Sponsored ADR	1,676,858
38,754	Diagnosticos da America SA *	469,925
68,900	Localiza Rent A Car SA *	315,191
97,622	Petroleo Brasileiro SA, ADR	4,090,362
44,814	Petroleo Brasileiro SA, ADR	2,115,221
139,517	Porto Seguro SA	1,299,579
25,800	Submarino SA *	191,190
21,079	Tele Centro Oeste Celular Participacoes SA, ADR	226,178
29,802	Tele Norte Leste Participacoes SA	614,423
25,220	Tele Norte Leste Participacoes SA, ADR	384,605
14,092	Tim Participacoes SA, ADR	221,949
20,090	Votorantim Celulose e Papel SA, Sponsored ADR	240,879

	Total Brazil	15,111,281

Cayman Islands — 0.1%
100,000	Lifestyle International Holdings Ltd.	152,330
224,000	Tencent Holdings Ltd.	159,812

	Total Cayman Islands	312,142

China — 2.7%
37,500	BYD Co., Ltd.	86,529
241,400	China International Marine Containers Group Co., Ltd., Class B Shares	304,421
259,000	China Life Insurance Co., Ltd. *	171,465
1,134,000	China Petroleum & Chemical Corp.	415,457
25,500	China Petroleum & Chemical Corp., ADR	946,305
956,000	China Telecom Corp., Ltd.	334,882
192,700	Datang International Power Generation Co., Ltd.	141,197
628,000	Huadian Power International Corp., Ltd.	173,567
128,000	Huaneng Power International, Inc.	91,321
1,385,500	PetroChina Co., Ltd.	890,522
130,000	Ping An Insurance Group Co. of China Ltd.	203,043
71,170	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	161,385
112,000	Sinopec Shanghai Petrochemical Co., Ltd.	37,433
93,000	Weichai Power Co., Ltd.	295,887
81,500	Weiqiao Textile Co., Ltd.	111,577
377,600	Yanzhou Coal Mining Co., Ltd.	303,375
2,007,900	Zhejiang Expressway Co., Ltd.	1,355,093
28,600	ZTE Corp.	86,581

	Total China	6,110,040

Egypt — 1.3%
13,789	Commercial International Bank	104,696
11,128	Egyptian Co. for Mobile Services	324,911
2	Medinet Nasr Housing	17

See Notes to Schedule of Investments.

1

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Egypt (continued)
31,341	Orascom Construction Industries	$757,160
9,480	Orascom Telecom Holding S.A.E. *	836,023
19,132	Orascom Telecom Holding S.A.E., GDR (b)	813,110

	Total Egypt	2,835,917

Hong Kong — 1.8%
130,000	China Merchants Holdings International Co., Ltd.	243,150
433,000	China Mobile Hong Kong Ltd.	1,580,789
380,000	China National Aviation Co., Ltd.	85,485
176,000	CITIC International Financial Holdings Ltd.	65,046
35,000	Citic Pacific Ltd.	97,858
1,229,000	CNOOC Ltd.	675,392
458,000	Denway Motors Ltd.	161,907
94,500	iShares MSCI Hong Kong Index Fund	1,138,725
50,000	Shanghai Industrial Holdings Ltd.	97,054

	Total Hong Kong	4,145,406

Hungary — 1.3%
9,985	BorsodChem RT	102,746
1,512	EGIS RT	130,633
1,873	FHB Land Credit and Mortgage Bank RT *	110,912
926	Gedeon Richter RT	121,376
168	Gedeon Richter RT, Sponsored GDR	22,054
52,720	Magyar Telekom RT	205,225
13,336	MOL Magyar Olaj-es Gazipari RT	997,166
43,085	OTP Bank RT	1,342,792

	Total Hungary	3,032,904

India — 3.6%
62,148	ICICI Bank Ltd., Sponsored ADR	1,207,536
5,904	Infosys Technologies Ltd., Sponsored ADR	427,095
16,909	Ranbaxy Laboratories Ltd., Sponsored GDR	443,016
94,363	Reliance Industries Ltd., Sponsored GDR (b)	2,368,511
102,039	Satyam Computer Services Ltd., ADR	2,521,384
117,500	Tata Motors Ltd., Sponsored ADR	1,157,375

	Total India	8,124,917

Indonesia — 4.2%
887,675	PT Astra International Tbk.	1,092,379
1,566,500	PT Bank Central Asia Tbk.	572,557
2,754,500	PT Bank Mandiri Persero Tbk.	480,933
1,971,500	PT Bank Rakyat Indonesia	601,352
1,156,500	PT Indonesian Satellite Corp. Tbk.	602,122
87,700	PT Indonesian Satellite Corp. Tbk., ADR	2,258,275
5,431,296	PT Telekomunikasi Indonesia Tbk.	2,656,379
68,400	PT Telekomunikasi Indonesia Tbk., Sponsored ADR	1,350,900

	Total Indonesia	9,614,897

Ireland — 0.2%
229,529	Dragon Oil PLC *	386,024

Israel — 4.0%
529,300	Bank Hapoalim Ltd.	1,858,309
573,400	Bank Leumi Le-Israel	1,624,547
416,400	Bezeq Israeli Telecommunication Corp. Ltd. *	514,365
400,400	Israel Discount Bank, Class A Shares *	589,256
206,600	Makhteshim-Agan Industries Ltd.	1,251,681
14,400	NICE Systems Ltd. *	536,899
78,798	Teva Pharmaceutical Industries Ltd., ADR	2,629,489

	Total Israel	9,004,546

See Notes to Schedule of Investments.

2

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Luxembourg — 0.2%
5,080	Tenaris SA, ADR	$354,330

Malaysia — 1.8%
868,700	Commerce Asset-Holding Berhad	1,065,301
426,300	Gamuda Berhad	489,123
215,000	Genting Berhad	1,012,763
202,900	Resorts World Berhad	515,259
409,900	Telekom Malaysia Berhad	1,057,111

	Total Malaysia	4,139,557

Mexico — 6.5%
77,400	Alfa, SA de CV, Series A Shares	443,279
38,942	America Movil SA de CV, Series L Shares, ADR	2,207,233
58,454	Cemex SA de CV, Participation Certificate, Sponsored ADR	2,232,943
59,200	Consorico ARA SA de CV	192,035
299,580	Corporacion GEO, SA de CV, Series B Shares *	706,880
2,019,200	Empresas ICA Sociedad Controladora SA de CV *	795,616
46,500	Fomento Economico Mexicano SA de CV	253,315
7,434	Fomento Economico Mexicano SA de CV, Sponsored ADR	407,011
476,687	Gruma SA de CV, Series B Shares	1,015,575
36,500	Grupo Aeroportuario del Sureste SA de CV, ADR	1,095,000
71,800	Grupo Aeroportuario del Sureste SA de CV, Series B Shares	214,157
218,090	Grupo Financiero Banorte SA de CV, Series O Shares	1,448,671
97,503	Grupo Financiero Inbursa SA de CV, Series O Shares	207,282
58,107	Grupo Mexico SA de CV, Series B Shares	273,683
14,202	Grupo Televisa SA, Sponsored ADR	852,120
65,348	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	1,219,394
60,300	Urbi, Desarrollos Urbanos, SA de CV *	328,768
21,654	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	818,142

	Total Mexico	14,711,104

Pakistan — 0.4%
34,325	Fauji Fertilizer Co., Ltd.	81,019
100,200	National Bank Of Pakistan	156,876
48,500	Pakistan State Oil Co., Ltd.	295,661
262,000	Pakistan Telecommunication Co., Ltd.	297,636

	Total Pakistan	831,192

Philippines — 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR	263,258

Poland — 0.9%
21,288	Agora SA	434,423
49,507	Polski Koncern Naftowy Orlen SA	679,407
61,254	Powszechna Kasa Oszczednosci Bank Polski SA	482,172
74,251	Telekomunikacja Polska SA	415,752

	Total Poland	2,011,754

Russia — 3.9%
8,148	AFK Sistema, Registered Shares, Sponsored ADR *	133,627
1,335	AFK Sistema, Registered Shares, Sponsored GDR	21,894
23,765	AO VimpelCom, Sponsored ADR *	880,255
11,435	Cherepovets MK Severstal	91,366
88,652	LUKOIL, Sponsored ADR	3,080,657
8,839	Mechel Steel Group OAO, ADR	235,913
23,989	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,398,559
25,620	Mobile TeleSystems, Sponsored ADR	899,262
103,101	Novolipetsk Iron and Steel Corp.	126,299
779,502	RAO Unified Energy System (UES)	226,835
567	Sberbank RF	372,519
6,756	Surgutneftegaz, Preferred Shares, Sponsored ADR	351,988
17,730	Surgutneftegaz, Sponsored ADR	588,636

See Notes to Schedule of Investments.

3

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Russia (continued)
113,069	Tatneft	$192,217
1,880	Vsmpo-Avisma Corp.	200,220

	Total Russia	8,800,247

South Africa — 6.3%
16,087	ABSA Group Ltd.	196,365
71,170	African Bank Investments Ltd.	173,873
28,900	Anglo Platinum Ltd.	1,249,532
66,551	Barloworld Ltd.	867,140
17,120	Bidvest Group Ltd.	175,185
2,494	Edgars Consolidated Stores Ltd.	98,227
219,402	FirstRand Ltd.	444,405
46,683	Harmony Gold Mining Co. Ltd.*	343,532
30,600	Harmony Gold Mining Co., Ltd., ADR	234,090
15,708	Impala Platinum Holdings Ltd.	1,325,940
18,363	Imperial Holdings Ltd.	271,348
30,930	JD Group Ltd.	275,282
194,058	Kumba Resources Ltd.	1,925,121
12,745	Liberty Group Ltd. *	116,999
31,147	Massmart Holdings Ltd.	194,847
131,711	Metropolitan Holdings Ltd.	185,267
21,752	Mittal Steel South Africa Ltd.	162,646
93,462	MTN Group Ltd.	620,654
18,737	Naspers Ltd.	231,653
7,227	Remgro Ltd.	111,340
17,510	Reunert Ltd.	94,890
163,374	Sanlam Ltd.	270,927
14,816	Sappi Ltd.	143,909
87,408	Sasol Ltd.	2,175,558
44,685	Shoprite Holdings Ltd.	93,289
139,148	Standard Bank Group Ltd.	1,276,145
128,226	Steinhoff International Holdings Ltd.	256,308
21,563	Telkom South Africa Ltd.	354,552
11,243	Tiger Brands Ltd.	179,870
137,488	Truworths International Ltd.	340,982

	Total South Africa	14,389,876

South Korea — 18.5%
3,100	Amorepacific Corp.	812,382
7,300	Cheil Communications, Inc.	1,241,472
3,020	CJ Home Shopping Co., Ltd.	236,374
7,220	Daelim Industrial Co.	348,255
26,800	Dongbu Insurance Co., Ltd.	228,420
13,740	Hana Bank	351,186
10,550	Hanjin Shipping Co., Ltd.	283,816
22,690	Hankook Tire Co., Ltd.	258,379
31,670	Hanwha Chemical Corp.	343,315
39,484	Hyundai Department Store Co., Ltd	1,875,048
7,460	Hyundai Mipo Dockyard Co., Ltd.	474,087
8,260	Hyundai Mobis	547,107
61,375	Hyundai Motor Co.	3,460,927
69,622	Kookmin Bank	3,067,384
73,060	Korea Electric Power Corp.	2,165,279
7,570	Korea Kumho Petrochemical Co., Ltd.	135,515
13,540	KT Corp.	548,064
27,193	KT Corp., Sponsored ADR	569,149
16,610	KT&G Corp.	596,341
44,921	LG Chem Ltd.	1,641,817
6,259	LG Electronics, Inc.	455,653
1,960	NCSoft Corp. *	172,121
720	Nong Shim Co. Ltd.	218,041
14,190	Poongsan Corp.	179,227
15,600	POSCO	2,792,640

See Notes to Schedule of Investments.

4

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
South Korea (continued)
24,630	Samsung Corp.	$339,260
25,670	Samsung Electronics Co., Ltd. (c)(d)	12,483,968
130	Samsung Electronics Co., Ltd., GDR (b)	31,265
900	Samsung Electronics Co., Ltd., Registered Shares, GDR	216,450
4,015	Samsung Fire & Marine Insurance Co., Ltd.	301,474
19,400	Samsung SDI Co., Ltd.	1,859,930
36,210	Shinhan Financial Group Co., Ltd.	929,108
16,650	SK Corp.	867,688
5,910	SK Telecom Co., Ltd.	1,084,431
103,900	Ssangyong Motor Co. *	721,255

	Total South Korea	41,836,828

Taiwan — 17.5%
259,260	Acer, Inc.	494,739
267,522	Advanced Semiconductor Engineering, Inc. *	196,051
21,000	Asia Optical Co., Inc.	143,457
219,366	Asustek Computer, Inc.	609,272
454,850	AU Optronics Corp. *	758,570
111,969	Benq Corp.	116,350
1,511,691	Cathay Financial Holding Co., Ltd.	2,908,963
1	China Development Financial Holding Corp. *	0
498,231	China Steel Corp.	488,963
2,409,465	Chinatrust Financial Holding Co., Ltd.	2,731,706
176,000	Chunghwa Telecom Co., Ltd.	348,839
184,988	Compal Electronics, Inc.	178,581
87,000	D-Link Corp.	106,030
173,658	Delta Electronics, Inc.	283,489
250,000	EVA Airways Corp. *	125,080
148,699	Evergreen Marine Corp.	134,249
278,000	Far Eastern Department Stores Co., Ltd.	153,801
377,988	Far Eastern Textile Co., Ltd.	286,097
97,000	Far EasTone Telecommunications Co., Ltd.	124,594
383,000	First Financial Holding Co., Ltd. *	313,844
318,503	Formosa Chemicals & Fibre Corp.	581,232
230,359	Formosa Plastics Corp.	394,521
761,598	Hon Hai Precision Industry Co., Ltd. (c)(d)	4,018,052
4,400	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR *	45,540
173,800	iShares MSCI Taiwan Index Fund	2,059,530
222,232	Lite-On Technology Corp.	239,837
68,000	Media Tek, Inc.	591,020
909,000	Mega Financial Holding Co., Ltd.	594,727
424,164	Nan Ya Plastics Corp. *	584,280
83,000	Nien Made Enterprises Co., Ltd.	134,163
45,000	Novatek Microelectronics Corp. Ltd.	214,320
691	Pacific Electric Wire & Cable Co., Ltd. (a)*	0
143,000	Phoenixtec Power Co., Ltd.	144,009
323,519	Polaris Securities Co., Ltd.	151,487
1,038,112	Powerchip Semiconductor Corp.	709,166
686,486	Quanta Computer, Inc.	1,263,768
909,500	Siliconware Precision Industries Co.	872,163
102,700	Siliconware Precision Industries Co., ADR *	487,825
321,701	Taishin Financial Holdings Co., Ltd.	280,121
352,315	Taiwan Cement Corp. *	201,694
1,342,000	Taiwan Fertilizer Co., Ltd.	1,721,616
581,000	Taiwan Glass Industrial Corp.	558,081
136,600	Taiwan Mobile Co., Ltd.	137,564
1,432,477	Taiwan Semiconductor Manufacturing Co., Ltd. (c)(d)	2,614,110
252,300	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,323,683
81,000	Tripod Technology Corp.	143,659
1,528,000	Unimicron Technology Corp.	1,315,805
1,085,206	United Microelectronics Corp. *	737,857
540,601	United Microelectronics Corp., ADR *	2,021,848

See Notes to Schedule of Investments.

5

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Taiwan (continued)
243,450	Wan Hai Lines Ltd.	$231,894
409,700	Yageo Corp. *	786,624
1,966,000	Yageo Corp., Sponsored GDR *	750,334
1,715,060	Yuanta Core Pacific Securities Co.	1,237,616
429,000	Zyxel Communications Corp.	1,091,074

	Total Taiwan	39,741,895

Thailand — 4.1%
180,850	Advanced Info Service Public Co., Ltd.	424,389
831,900	Bangkok Bank Public Co., Ltd.	2,377,443
173,400	Bangkok Bank Public Co., Ltd., NVDR	448,559
469,000	Kasikornbank Public Co., Ltd., NVDR	647,056
1,628,800	Krung Thai Bank Public Co., Ltd.	381,217
4,687,900	Land & Houses Public Co., Ltd., NVDR	866,205
224,200	PTT Public Co., Ltd. (c)(d)	1,049,470
414,700	Seamico Securities Public Co., Ltd.	54,149
1,394,800	Shin Corp. Public Co., Ltd.	1,271,436
11,500	Siam Cement Public Co., Ltd.	69,130
107,800	Siam Cement Public Co., Ltd., NVDR	616,152
251,200	Thai Oil Public Co., Ltd.	362,040
154,300	Thai Olefins Public Co., Ltd.	231,887
50,000	Total Access Communication Public Co., Ltd. *	142,500
1,500,100	True Corp Public Co., Ltd. *	331,693

	Total Thailand	9,273,326

Turkey — 2.9%
314,563	Akbank TAS	1,682,895
367	Aktas Electric Ticaret AS (a)*	0
5,241	Alarko Holding AS *	169,003
6,672	Anadolu Efes Biracilik ve Malt Sanayii AS	133,244
55,676	Denizbank AS *	182,798
53,100	Dogan Yayin Holding AS *	121,416
29,886	Eregli Demir ve Celik Fabrikalari TAS	120,464
77,414	Finansbank AS *	275,162
83,300	Koc Holding AS	354,078
25,903	Koc Holding AS *	110,104
15,007	Migros Turk TAS	116,581
15,470	Tupras-Turkiye Petrol Rafinerileri AS	197,272
222,474	Turkcell Iletisim Hizmet AS	1,157,615
323,376	Turkiye Garanti Bankasi AS *	1,220,510
145,243	Turkiye Is Bankasi, Class C Shares	787,687

	Total Turkey	6,628,829

United Kingdom — 0.6%
36,728	Anglo American PLC	876,625
21,012	Burren Energy PLC	203,219
79,706	Old Mutual PLC	170,298

	Total United Kingdom	1,250,142

United States — 0.0%
2,500	China Techfaith Wireless Communication Technology, Ltd. *	43,500

	TOTAL COMMON STOCKS (Cost — $151,425,687)	206,843,878

PREFERRED STOCKS — 4.8%
Brazil — 3.8%
21,900	All America Latina Logistica SA	633,745
20,486	Banco Bradesco SA	657,706
13,693	Banco Itau Holding Financeira SA	2,403,574
3,854,475	Companhia de Bebidas das Americas	1,149,082
11,530	Companhia de Bebidas das Americas, ADR	348,091
12,000,000	Companhia Energetica de Minas Gerais	362,658

See Notes to Schedule of Investments.

6

Emerging Markets Equity Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Brazil (continued)
492,900	Itausa - Investimentos Itau SA	$1,003,961
19,700	Perdigao SA	411,453
576	Telecomunicacoes de Sao Paulo SA	11
576	Telefonica Data Brasil Holding SA *	0
11,600	Telemar Norte Leste SA, Class A Shares	270,370
45,970,000	Ultrapar Participacoes SA	789,987
34,000	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	634,817

	Total Brazil	8,665,455

Korea — 1.0%
7,700	Hyundai Motor Co., Ltd.	283,725
12,400	LG Electronics, Inc.	511,785
4,710	Samsung Electronics Co., Ltd.	1,505,982

	Total Korea	2,301,492

	TOTAL PREFERRED STOCKS (Cost — $6,479,153)	10,966,947

Rights
RIGHTS — 0.0%
Brazil — 0.0%
759	Itausa - Investimentos Itau SA, Preferred Shares * (Cost — $0)	289

Warrants
WARRANTS — 0.1%
Netherlands — 0.1%
8,490	ABN Amro Bank NV, expires 2/28/06* (Cost — $240,849)	259,879

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost — $158,145,689)	218,070,993

Face Amount
SHORT-TERM INVESTMENT — 3.1%
REPURCHASE AGREEMENT — 3.1%
$7,102,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05; Proceeds at maturity - $7,102,529; (Fully collateralized by U.S. Treasury Notes, 3.875% due 5/15/10; Market value - $7,251,075) (Cost — $7,102,000)	7,102,000

	TOTAL INVESTMENTS — 99.3% (Cost — $165,247,689#)	225,172,993
	Other Assets In Excess of Liabilities — 0.7%	1,613,701

	TOTAL NET ASSETS — 100.0%	$226,786,694

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	All or a portion of this security is segregated for foreign currency contracts.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt

Summary of Investments by Industry*

Financials	20.9%
Information Technology	18.0
Telecommunication Services	12.4
Materials	11.9
Industrials	8.6
Energy	9.3
Consumer Discretionary	8.5
Repurchase Agreement	3.1
Consumer Staples	2.7
Utilities	1.5
Health Care	1.7
Exchange Traded Funds	1.4

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

7

Government Money Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.4%
U.S. Government & Agency Obligations — 100.4%
U.S. Government Agencies — 97.5%
$3,000,000	Federal Farm Credit Bank, Discount Notes, 2.750% due 6/2/05	$2,999,771
	Federal Home Loan Bank:
	Bonds:
4,750,000	2.990% due 9/16/05	4,749,472
3,000,000	3.115% due 5/10/06	2,998,836
3,800,000	Series 452, 3.174% due 8/26/05	3,799,303
	Discount Notes:
29,891,000	2.980% due 6/1/05	29,891,000
2,900,000	2.990% due 7/13/05	2,889,884
	Federal Home Loan Mortgage Corp., Discount Notes:
3,000,000	2.680% due 6/13/05	2,997,320
3,000,000	2.870% due 6/15/05	2,996,652
2,000,000	2.900% due 6/21/05	1,996,778
3,000,000	2.990% due 7/19/05	2,988,040
3,000,000	3.000% due 7/26/05	2,986,250
3,000,000	3.070% due 8/15/05	2,980,812
	Federal National Mortgage Association:
	Discount Notes:
3,000,000	2.750% due 6/1/05	3,000,000
3,000,000	2.920% due 6/14/05	2,996,837
3,000,000	2.890% due 6/29/05	2,993,257
2,400,000	3.030% due 7/20/05	2,390,102
3,000,000	3.080% due 8/10/05	2,982,033
	Notes:
1,000,000	1.300% due 6/30/05	998,629
3,000,000	2.820% due 9/6/05	2,999,412
3,000,000	Tennesee Valley Authority, Discount Notes, 2.840% due 6/9/05	2,998,107

	Total U.S. Government Agencies (Cost — $85,632,495)	85,632,495

U.S. Government Obligations — 2.9%
2,500,000	U.S. Treasury Bills, 2.730% due 7/21/05 (Cost — $2,490,521)	2,490,521

	TOTAL INVESTMENTS — 100.4% (Cost — $88,123,016#)	88,123,016
	Liabilities In Excess of Other Assets — (0.4)%	(325,877)

	TOTAL NET ASSETS — 100.0%	$87,797,139

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount †	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 15.9%
Advertising — 0.0%
$10,000	B	Lamar Media Corp., 7.250% due 1/1/13	$10,600

Aerospace/Defense — 0.3%
80,000	A	Boeing Capital Corp., 6.500% due 2/15/12 (a)	89,174
295,000	BBB+	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	421,293
70,000	BBB+	Loral Corp., Debentures, 7.000% due 9/15/23	83,890
		Northrop Grumman Corp.:
180,000	BBB	7.125% due 2/15/11	203,871
280,000	BBB	Remarketed Notes, 4.079% due 11/16/06	279,748
		Raytheon Co., Notes:
12,000	BBB-	6.750% due 8/15/07	12,639
33,000	BBB-	6.150% due 11/1/08	34,896
375,000	A	United Technologies Corp., 4.375% due 5/1/10	377,457

		Total Aerospace/Defense	1,502,968

Agriculture — 0.2%
		Altria Group, Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27	352,782
235,000	BBB	Notes, 7.000% due 11/4/13	261,271
		R.J. Reynolds Tobacco Holdings, Inc.:
85,000	BB+	7.250% due 6/1/12	85,637
10,000	BB+	Series B, 7.750% due 5/15/06	10,263

		Total Agriculture	709,953

Airlines — 0.0%
50,000	AAA	Delta Air Lines, Inc., Pass-Through Certificates, Series 2002-1, 6.417% due 7/2/12	51,766
50,000	A	Southwest Airlines Co., Notes, 5.125% due 3/1/17	49,076

		Total Airlines	100,842

Apparel — 0.0%
30,000	B	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	31,200

Auto Manufacturers — 0.7%
		DaimlerChrysler NA Holding Corp.:
100,000	BBB	7.750% due 6/15/05	100,134
640,000	BBB	4.050% due 6/4/08	627,120
		Medium-Term Notes, Series D:
1,400,000	BBB	3.890% due 9/26/05 (b)(c)	1,402,335
100,000	BBB	4.229% due 8/8/06 (c)	100,534
610,000	BB+	Ford Motor Co., 7.450% due 7/16/31 (a)	511,434
675,000	BB	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	518,248
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08 (a)	106,768

		Total Auto Manufacturers	3,366,573

Banks — 1.6%
250,000	A+	American Express Centurion Bank, Notes, Series BKNT, 4.375% due 7/30/09	251,630
		Bank of America Corp.:
		Senior Notes:
50,000	AA-	5.250% due 2/1/07	51,067
555,000	AA-	3.875% due 1/15/08 (a)	552,387
		Subordinated Notes:
850,000	A+	7.800% due 2/15/10 (b)	975,354
50,000	A+	7.400% due 1/15/11	57,209
90,000	A+	Bank One Corp., Notes, 2.625% due 6/30/08	85,820
500,000	AAA	Depfa ACS Bank, Senior Notes, Series DTC, 3.625% due 10/29/08	491,562

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Banks (continued)
$425,000	AA-	Deutsche Bank AG NY, 3.843% due 3/15/07 (c)	$423,007
275,000	A+	Firstar Bank NA, Subordinated Bank Notes, 7.800% due 7/5/10 (c)	276,103
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07 (d)	193,433
415,000	AA	3.500% due 11/30/07 (b)(d)	409,863
		HSBC Bank USA NA, Senior Notes:
250,000	AA-	3.875% due 9/15/09 (a)	246,113
600,000	AA-	Series BKNT, 3.120% due 9/21/07 (c)	600,422
370,000	A+	National City Bank, Cleveland, OH, Subordinated Notes, 3.375% due 10/15/07	366,323
40,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 12/29/49 (c)(d)	40,766
660,000	A	Royal Bank of Scotland Group PLC, Sponsored ADR, 9.118% due 3/31/49 (b)	789,915
10,000	BBB+	Sumitomo Mitsui Banking Corp., New York, Subordinated Notes, 8.000% due 6/15/12	12,008
		SunTrust Banks, Inc.:
150,000	NR	3.040% due 6/2/09 (c)	150,113
265,000	NR	Deposit Notes, 4.415% due 6/15/09	266,511
		Senior Notes:
385,000	A+	3.625% due 10/15/07	380,496
145,000	A+	4.000% due 10/15/08	144,362
160,000	A+	U.S. Bancorp, Senior Medium-Term Notes, Series N, 3.950% due 8/23/07	159,955
		Wells Fargo & Co.:
		Senior Notes:
25,000	AA-	5.125% due 2/15/07	25,481
570,000	AA-	4.000% due 8/15/08	567,322
735,000	AA-	4.200% due 1/15/10 (b)	732,802
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	10,267

		Total Banks	8,260,291

Beverages — 0.1%
215,000	A+	Anheuser-Busch Cos., Inc., Notes, 4.950% due 1/15/14 (a)	222,381
155,000	A	Diageo Capital PLC, 3.375% due 3/20/08	151,893

		Total Beverages	374,274

Chemicals — 0.0%
14,000	BBB-	FMC Corp., Secured Notes, 10.250% due 11/1/09	15,855
23,000	BB	IMC Global, Inc., Series B, 10.875% due 6/1/08	25,760
9,000	BB-	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	9,619
30,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10 (a)	32,100
10,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	10,900

		Total Chemicals	94,234

Coal — 0.0%
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	14,770

Commercial Services — 0.2%
30,000	B-	DI Finance/Dyncorp International, Senior Subordinated Notes, 9.500% due 2/15/13 (d)	27,900
800,000	BBB	Hertz Corp., Senior Notes, 8.250% due 6/1/05 (b)	800,000

		Total Commercial Services	827,900

Computers — 0.0%
110,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	118,488

Diversified Financial Services — 4.6%
725,000	AA+	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07 (d)	738,906

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Diversified Financial Services (continued)
$200,000	AA-	Banque Paribas NY, Subordinated Notes, 6.875% due 3/1/09	$217,778
150,000	AA	Belvoir Land LLC, Series A-1, 5.270% due 12/15/47 (d)	149,507
		CIT Group, Inc.:
15,000	A	6.500% due 2/7/06	15,277
70,000	A	Senior Notes, 7.750% due 4/2/12	82,021
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	10,550
		Ford Motor Credit Co.:
30,000	BB+	7.875% due 6/15/10	29,186
325,000	BB+	Bonds, 7.375% due 2/1/11	309,915
200,000	BB+	Global Landmark Securities, 6.500% due 1/25/07	200,402
1,500,000	BB+	Medium-Term Notes, 3.590% due 7/18/05 (c)	1,497,239
		Notes:
495,000	BB+	6.875% due 2/1/06	500,644
1,330,000	BB+	7.375% due 10/28/09	1,287,710
685,000	BB+	Senior Notes, 7.250% due 10/25/11	648,000
		General Electric Capital Corp.:
		Medium-Term Notes, Series A:
105,000	AAA	3.450% due 7/16/07	103,792
3,425,000	AAA	3.450% due 1/15/08 (b)(c)	3,400,354
385,000	AAA	4.250% due 1/15/08	386,545
1,175,000	AAA	Notes, 3.500% due 8/15/07 (a)	1,161,315
		General Motors Acceptance Corp.:
100,000	BB	Bonds, 6.150% due 4/5/07	98,120
20,000	BB	Global Notes, 6.125% due 2/1/07 (b)	19,702
		Medium-Term Notes:
100,000	BB	4.395% due 10/20/05 (c)	99,874
10,000	BB	4.375% due 12/10/07 (a)	9,279
300,000	BB	4.203% due 9/23/08 (c)	269,171
		Notes:
2,360,000	BB	6.125% due 9/15/06-1/22/08 (b)	2,338,304
2,090,000	BB	5.625% due 5/15/09 (a)	1,889,245
220,000	BB	7.750% due 1/19/10	207,801
135,000	A+	Goldman Sachs Group, Inc., Notes, 4.750% due 7/15/13	134,623
		HSBC Finance Corp., Notes:
20,000	A	7.200% due 7/15/06 (a)	20,695
100,000	A	4.750% due 5/15/09	101,437
585,000	A	4.125% due 11/16/09	577,959
20,000	A	8.000% due 7/15/10	23,121
50,000	A	6.375% due 10/15/11	55,148
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (d)	239,978
		JPMorgan Chase & Co.:
500,000	A+	Senior Notes, 5.250% due 5/30/07 (a)	511,613
575,000	A	Subordinated Notes, 5.125% due 9/15/14 (a)	586,754
310,000	A-	JPMorgan Chase Capital XIII, Bonds, Series M, 4.040% due 9/30/34 (c)	307,374
		Lehman Brothers Holdings, Inc., Notes:
350,000	A	4.000% due 1/22/08	348,919
155,000	A	7.000% due 2/1/08	166,058
310,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (d)	296,112
		Merrill Lynch & Co., Inc., Medium-Term Notes:
50,000	A+	Series B, 2.940% due 1/30/06	49,803
200,000	A+	Series C, 4.250% due 2/8/10	199,108
		Morgan Stanley:
205,000	A+	6.100% due 4/15/06 (a)	208,946
250,000	A+	6.750% due 4/15/11	279,766
125,000	A+	Bonds, 5.800% due 4/1/07	128,872

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Diversified Financial Services (continued)
		Notes:
$ 390,000	A+	3.625% due 4/1/08 (a)	$383,811
325,000	A+	4.000% due 1/15/10	318,630
125,000	A+	4.250% due 5/15/10	124,123
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (d)	423,824
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09 (d)	328,357
205,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08 (d)	202,277
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49 (c)(d)	20,485
20,000	B-	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	18,700
90,000	A	SLM Corp., Notes, CPI-Indexed, 4.130% due 4/1/09 (c)	89,057
450,000	AAA	TIAA Global Markets, Inc., 3.875% due 1/22/08 (d)	447,944
700,000	A	USA Education, Inc., 5.625% due 4/10/07	719,557
225,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (d)	225,077

		Total Diversified Financial Services	23,208,765

Electric — 1.0%
85,000	B+	AES Corp., Secured Notes, 8.750% due 5/15/13 (d)	94,775
30,000	BB+	Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	31,487
		Dominion Resources, Inc.:
135,000	BBB+	Remarketable Notes, Series E, 7.195% due 9/15/14	157,424
350,000	BBB+	Senior Notes, 5.700% due 9/17/12	368,911
175,000	BBB+	Series D, 5.125% due 12/15/09 (a)	179,596
430,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	455,958
		FirstEnergy Corp.:
		Notes:
20,000	BB+	5.500% due 11/15/06 (a)	20,369
485,000	BB+	7.375% due 11/15/31	589,769
40,000	BB+	Senior Notes, Series B, 6.450% due 11/15/11	43,551
10,000	BB-	Flextronics International Ltd., 6.250% due 11/15/14	10,000
245,000	BBB	Florida Power Corp., First Mortgage, 5.900% due 3/1/33	262,415
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,522
40,000	BBB-	Midamerican Energy Holdings Co., Senior Notes, 5.875% due 10/1/12	42,422
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, Series G, 7.750% due 10/1/08	121,307
10,000	B	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (d)	10,600
17,000	B	Orion Power Holdings, Inc., Senior Notes, 12.000% due 5/1/10	20,400
		Pacific Gas & Electric Co.:
100,000	BBB	3.820% due 4/3/06 (c)	100,010
330,000	BBB	6.050% due 3/1/34	364,094
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11	923,734
10,000	B	Sithe Independence Funding, Notes, 9.000% due 12/30/13	10,716
175,000	AA-	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (d)	173,143
600,000	BBB-	TXU Corp., Notes, 6.550% due 11/15/34 (d)	579,366
130,000	BBB	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	143,706
220,000	BBB	TXU Energy Co., LLC, Notes, 3.920% due 1/17/06 (c)	219,931
250,000	BBB+	Virginia Electric and Power Co., Medium-Term Notes, Series F, 5.730% due 11/25/08	259,811

		Total Electric	5,189,017

Entertainment — 0.0%
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,000	B+	6.375% due 7/15/09 (a)	2,035
10,000	B+	8.000% due 4/1/12 (a)	10,775
20,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11 (a)	22,025

		Total Entertainment	34,835

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Environmental Control — 0.1%
		Waste Management, Inc.:
$185,000	BBB	6.375% due 11/15/12	$201,103
40,000	BBB	7.375% due 5/15/29	47,892
100,000	BBB	7.750% due 5/15/32	125,688

		Total Environmental Control	374,683

Food — 0.2%
165,000	BBB	Albertsons, Inc., Notes, 7.750% due 6/15/26	183,686
65,000	BBB	Cadbury Schweppes U.S. Finance LLC, Notes, 3.875% due 10/1/08 (d)	63,867
255,000	BBB+	General Mills, Inc., Notes, 5.125% due 2/15/07	259,713
340,000	BBB+	Kraft Foods, Inc., Notes, 5.625% due 11/1/11	359,884
70,000	A-	Nabisco, Inc., Debentures, 7.550% due 6/15/15	85,153
		Smithfield Foods, Inc., Senior Notes:
10,000	BB	7.000% due 8/1/11	10,525
20,000	BB	Series B, 8.000% due 10/15/09	21,700

		Total Food	984,528

Forest Products & Paper — 0.2%
10,000	BB-	Abitibi-Consolidated, Inc., Notes, 7.750% due 6/15/11	9,825
5,000	BB+	Cascades, Inc., Senior Notes, 7.250% due 2/15/13	4,900
		Georgia-Pacific Corp.:
56,000	BB+	8.875% due 2/1/10	63,840
		Debentures:
1,000	BB+	9.500% due 12/1/11 (a)	1,202
4,000	BB+	7.700% due 6/15/15	4,540
1,000	BB+	Notes, 8.125% due 5/15/11	1,133
210,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	216,007
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	786,694

		Total Forest Products & Paper	1,088,141

Healthcare-Products — 0.0%
120,000	A-	Boston Scientific Corp., Notes, 5.450% due 6/15/14	125,885

Healthcare-Services — 0.4%
60,000	B	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (d)	60,600
		HCA, Inc.:
120,000	BB+	Debentures, 7.190% due 11/15/15	125,364
		Senior Notes:
30,000	BB+	7.875% due 2/1/11	32,984
740,000	BB+	5.750% due 3/15/14	728,372
6,000	BBB	Manor Care, Inc., Senior Notes, 7.500% due 6/15/06	6,178
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11 (a)	73,340
121,000	B	7.375% due 2/1/13	119,185
500,000	B	9.875% due 7/1/14	540,000
200,000	BBB+	WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06	204,459
150,000	BBB+	WellPoint, Inc., Notes, 5.950% due 12/15/34	160,830

		Total Healthcare-Services	2,051,312

Holding Companies-Diversified — 0.0%
10,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	10,963

Home Builders — 0.1%
10,000	BB	Beazer Homes USA, Inc., 8.375% due 4/15/12	10,700
110,000	BBB	Lennar Corp., Senior Unsecured Notes, 5.600% due 5/31/15 (d)	112,696
155,000	BBB-	Pulte Homes, Inc., Notes, 5.200% due 2/15/15 (a)	152,250

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Home Builders (continued)
$185,000	BBB-	Ryland Group, Inc., Notes, 5.375% due 5/15/12	$187,239
8,000	BB-	Schuler Homes, Inc., 10.500% due 7/15/11 (a)	8,989

		Total Home Builders	471,874

Household Products/Wares — 0.1%
20,000	B-	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,100
500,000	A-	Clorox Co., Notes, 3.125% due 12/14/07 (c)(d)	501,107

		Total Household Products/Wares	521,207

Insurance — 0.5%
300,000	AA	Allstate Financial Global Funding, Bonds, 6.150% due 2/1/06 (d)	304,740
80,000	AA+	ASIF Global Financing XIX, 4.900% due 1/17/13 (d)	80,774
		Berkshire Hathaway Finance Corp.:
300,000	AAA	4.750% due 5/15/12 (d)	303,307
500,000	AAA	Notes, 3.400% due 7/2/07	494,116
190,000	AAA	Senior Notes, 4.125% due 1/15/10 (d)	188,307
220,000	BBB	Liberty Mutual Group., 6.500% due 3/15/35 (d)	218,117
400,000	AA	Met Life Global Funding I, Notes, 3.375% due 10/5/07 (d)	393,441
200,000	AA	Monumental Global Funding II, Notes, 4.375% due 7/30/09 (d)	200,180
200,000	AA	Monumental Global Funding III, Secured Notes, Series A, 5.200% due 1/30/07 (d)	204,195
195,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	193,985
125,000	A	XL Capital Ltd., Senior Notes, 6.375% due 11/15/24	134,760

		Total Insurance	2,715,922

Lodging — 0.1%
11,000	BB+	Caesars Entertainment, Inc., Senior Notes, 8.500% due 11/15/06	11,632
28,000	BB+	Harrah’s Operating Co., Inc., Senior Subordinated Notes, 7.875% due 12/15/05	28,560
10,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	10,805
2,000	B+	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	2,045
40,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	46,600
		Mandalay Resort Group:
20,000	BB	Debentures, 7.000% due 11/15/36	20,800
10,000	BB	Senior Notes, 9.500% due 8/1/08	11,150
		MGM MIRAGE, Inc.:
35,000	BB	8.500% due 9/15/10	38,762
50,000	BB	Senior Notes, 6.750% due 9/1/12	51,375
6,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	6,518
30,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., 7.375% due 5/1/07	31,425
28,000	BB-	Station Casinos, Inc., Senior Notes, 6.000% due 4/1/12	28,210
10,000	B+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 6.625% due 12/1/14 (d)	9,650

		Total Lodging	297,532

Machinery-Construction & Mining — 0.0%
5,000	B	Terex Corp., 7.375% due 1/15/14 (a)	5,150

Machinery-Diversified — 0.0%
20,000	BB-	Agco Corp., 9.500% due 5/1/08	21,100
14,000	BB-	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (d)	14,840

		Total Machinery-Diversified	35,940

Media — 1.2%
300,000	BBB	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13	368,042
		Comcast Corp.:
190,000	BBB	5.500% due 3/15/11	198,602

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Media (continued)
$640,000	BBB	6.500% due 1/15/15	$715,082
260,000	BBB	7.050% due 3/15/33	311,858
395,000	BBB	Comcast MO of Delaware, Inc., Senior Notes, 8.300% due 5/15/06	410,579
160,000	BBB-	COX Communications, Inc., Notes, 3.875% due 10/1/08	156,921
		CSC Holdings, Inc.:
4,000	BB-	Debentures, 7.875% due 2/15/18	4,260
10,000	BB-	Senior Debentures, 7.625% due 7/15/18	10,450
55,000	BB-	Senior Notes, Series B, 7.625% due 4/1/11	58,575
		EchoStar DBS Corp.:
50,000	BB-	6.625% due 10/1/14 (d)	50,375
6,000	BB-	Senior Notes, 6.350% due 10/1/08 (c)	6,180
12,000	B+	Entercom Radio LLC, 7.625% due 3/1/14	12,495
475,000	BBB+	Historic TW, Inc., Notes, 8.180% due 8/15/07	512,489
		Liberty Media Corp.:
110,000	BB+	7.875% due 7/15/09	118,126
110,000	BB+	5.700% due 5/15/13	102,269
196,000	BB+	Senior Notes, 4.510% due 9/17/06 (c)	197,007
		News America, Inc.:
315,000	BBB-	7.625% due 11/30/28 (a)	375,889
180,000	BBB-	Bonds, 6.200% due 12/15/34	186,742
10,000	BB-	Reader’s Digest Association, Inc., Senior Notes, 6.500% due 3/1/11 (a)	9,950
30,000	BB+	Rogers Cable, Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	30,150
5,000	B	Sun Media Corp., 7.625% due 2/15/13 (a)	5,275
125,000	BBB+	Time Warner Cos., Inc., Debentures, 7.570% due 2/1/24	152,577
50,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	66,436
		Time Warner, Inc.:
275,000	BBB+	6.875% due 5/1/12	309,743
435,000	BBB+	7.700% due 5/1/32	550,969
280,000	BBB+	Turner Broadcasting System, Inc., Senior Notes, 8.375% due 7/1/13	344,859
		Viacom, Inc.:
685,000	A-	6.400% due 1/30/06	696,535
30,000	A-	5.625% due 8/15/12	30,656
75,000	A-	Senior Debentures, 7.875% due 7/30/30	89,104
75,000	BBB+	Walt Disney Co., Senior Medium-Term Notes, 6.200% due 6/20/14 (a)	82,717

		Total Media	6,164,912

Mining — 0.0%
100,000	A	Corporacion Nacional del Cobre, Senior Notes, 4.750% due 10/15/14 (d)	97,225

Miscellaneous Manufacturing — 0.2%
170,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	175,055
		Tyco International Group SA:
220,000	BBB	6.375% due 10/15/11	241,709
420,000	BBB	6.000% due 11/15/13	455,115
26,000	BBB	7.000% due 6/15/28	31,154
275,000	BBB	Guaranteed Notes, 6.750% due 2/15/11	304,669

		Total Miscellaneous Manufacturing	1,207,702

Oil & Gas — 1.2%
510,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (a)	595,071
30,000	BB-	AmeriGas Partners LP, Senior Unsecured Notes, 7.250% due 5/20/15 (d)	30,300
500,000	BBB+	Anadarko Finance Co., Series B, 7.500% due 5/1/31	627,037
70,000	A-	Apache Corp., Notes, 6.250% due 4/15/12	78,170
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15 (a)	366,169
		Atlantic Richfield Co.:

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Oil & Gas (continued)
$755,000	AA+	Debentures, 9.125% due 3/1/11	$936,531
40,000	AA+	Notes, 5.900% due 4/15/09	42,707
20,000	B-	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	18,200
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,692
		Chesapeake Energy Corp.:
15,000	BB-	9.000% due 8/15/12	16,763
40,000	BB-	Senior Notes, 6.375% due 6/15/15 (d)	41,000
380,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07	377,140
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	50,964
80,000	A-	7.250% due 10/15/31	103,453
150,000	A-	ConocoPhillips, 5.900% due 10/15/32	166,047
335,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	414,865
400,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	519,962
295,000	BBB	Devon Financing Corp. ULC, 7.875% due 9/30/31	379,712
		EnCana Corp., Bonds:
190,000	A-	6.300% due 11/1/11	208,954
75,000	A-	6.500% due 8/15/34	85,568
140,000	BB+	Kerr-McGee Corp., Secured, 7.875% due 9/15/31	156,271
		Morgan Stanley Bank AG for OAO Gazprom, Notes:
40,000	BB-	9.625% due 3/1/13	48,224
10,000	BB-	9.625% due 3/1/13 (d)	12,050
125,000	BBB+	Occidental Petroleum Corp., Senior Notes, 6.750% due 1/15/12	140,942
300,000	BBB	Petro-Canada, Notes, 5.950% due 5/15/35	307,124
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22 (d)	12,589
30,000	B+	Petrozuata Finance, Inc., 8.220% due 4/1/17 (d)	28,200
125,000	BBB-	Pioneer Natural Resources Co., Senior Notes, 5.875% due 7/15/16	124,890
60,000	BB-	Pride International, Inc., Senior Notes, 7.375% due 7/15/14	66,150
90,000	AAA	Seariver Maritime Financial Holdings, zero coupon bond to yield 3.907%, due 9/1/12	65,857
		Vintage Petroleum, Inc.:
30,000	BB-	Senior Notes, 8.250% due 5/1/12 (a)	32,700
10,000	B	Senior Subordinated Notes, 7.875% due 5/15/11 (a)	10,600
40,000	BB+	Western Oil Sands, Inc., Secured Notes, 8.375% due 5/1/12	44,950

		Total Oil & Gas	6,128,852

Oil & Gas Services — 0.0%
11,000	BB-	Grant Prideco Escrow Corp., 9.000% due 12/15/09 (a)	12,155
30,000	BBB-	XTO Energy, Inc., Senior Notes, 6.250% due 4/15/13	32,451

		Total Oil & Gas Services	44,606

Packaging & Containers — 0.0%
10,000	CCC+	Graham Packaging Co., Inc., Subordinated Notes, 9.875% due 10/15/14 (a)(d)	9,975
10,000	B-	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14 (a)	9,650

		Total Packaging & Containers	19,625

Pharmaceuticals — 0.1%
40,000	BB+	AmerisourceBergen Corp., Senior Notes, 8.125% due 9/1/08	43,600
		Merck & Co., Inc., Notes:
200,000	AA-	4.375% due 2/15/13	198,171
260,000	AA-	4.750% due 3/1/15 (a)	260,732
49,000	BB+	Omnicare, Inc., Series B, 8.125% due 3/15/11	52,063
100,000	A-	Schering Plough Corp., Senior Notes, 6.750% due 12/1/33	119,324

		Total Pharmaceuticals	673,890

Pipelines — 0.2%
110,000	CCC+	Dynegy Holdings, Inc., Senior Notes, 8.750% due 2/15/12 (a)	114,537

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Pipelines (continued)
		El Paso Corp., Senior Notes:
$204,000	CCC+	7.800% due 8/1/31 (a)	$192,015
95,000	CCC+	7.750% due 1/15/32 (a)	89,063
9,000	B-	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	10,359
18,000	B-	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	20,139
		Williams Cos., Inc.:
95,000	B+	Debentures, Series A, 7.500% due 1/15/31	99,988
		Notes:
30,000	B+	7.750% due 6/15/31 (a)	32,175
385,000	B+	8.750% due 3/15/32	453,337

		Total Pipelines	1,011,613

Real Estate — 0.2%
215,000	BBB+	EOP Operating LP, 4.750% due 3/15/14 (a)	210,319
650,000	BBB+	ERP Operating LP, Notes, 6.625% due 3/15/12	724,744
		Forest City Enterprises, Inc.:
10,000	BB-	Senior Notes, 7.625% due 6/1/15	10,500
19,000	BB-	Senior Unsecured Notes, 6.500% due 2/1/17	19,190

		Total Real Estate	964,753

REITS — 0.3%
325,000	BBB+	Archstone-Smith Operating Trust, Notes, 3.000% due 6/15/08	312,535
225,000	BBB+	AvalonBay Communities, Inc., Medium-Term Notes, 5.000% due 8/1/07	228,086
485,000	BBB+	CPG Partners LP, Notes, 3.500% due 3/15/09	466,752
9,000	BBB-	Health Care REIT, Inc., Notes, 8.000% due 9/12/12	10,525
		Host Marriott LP:
2,000	B+	Series G, 9.250% due 10/1/07	2,172
20,000	B+	Series I, 9.500% due 1/15/07	21,400
10,000	BB-	La Quinta Properties, Inc., Senior Notes, 7.000% due 8/15/12 (a)	10,287
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13	314,053
		Ventas Realty LP/Ventas Capital Corp.:
10,000	BB	8.750% due 5/1/09	10,875
30,000	BB	9.000% due 5/1/12	34,200
		Senior Notes:
30,000	BB	6.750% due 6/1/10 (d)	30,750
20,000	BB	7.125% due 6/1/15 (d)	20,500

		Total REITS	1,462,135

Retail — 0.3%
75,000	BBB+	Federated Department Stores, Inc., Senior Debentures, 6.900% due 4/1/29	85,733
225,000	BBB	May Department Stores Co., Notes, 5.750% due 7/15/14 (a)	236,652
60,000	B	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (d)	56,700
300,000	A+	Target Corp., Notes, 5.400% due 10/1/08	311,691
68,000	BB	Toys “R” Us, Inc., 7.375% due 10/15/18 (a)	54,740
580,000	AA	Wal-Mart Stores, Inc., Notes, 3.375% due 10/1/08	568,085

		Total Retail	1,313,601

Telecommunications — 1.8%
45,000	A	AT&T Wireless Services, Inc., Senior Notes, 7.350% due 3/1/06	46,150
		BellSouth Corp., Notes:
1,175,000	A	4.258% due 4/26/06 (c)(d)	1,179,798
70,000	A	4.750% due 11/15/12	70,299
		British Telecommunications PLC:
295,000	A-	Bonds, 8.375% due 12/15/10	349,043
10,000	A-	Notes, 8.875% due 12/15/30	13,964
96,000	B-	Cincinnati Bell, Inc., Senior Notes, 7.000% due 2/15/15 (d)	92,400

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Telecommunications (continued)
		Deutsche Telekom International Finance BV:
$140,000	A-	5.250% due 7/22/13	$144,756
185,000	A-	Guaranteed Notes, 8.750% due 6/15/30	252,232
75,000	A-	France Telecom, Notes, 8.750% due 3/1/31	104,612
55,000	A	New Cingular Wireless Services, Inc., Notes, 8.125% due 5/1/12	65,892
		Nextel Communications, Inc., Senior Notes:
15,000	BB	5.950% due 3/15/14	15,413
50,000	BB	7.375% due 8/1/15	54,312
30,000	B	Qwest Capital Funding, Inc., 7.750% due 2/15/31	24,600
20,000	B	Qwest Communications International, Inc., Senior Notes, 7.750% due 2/15/11 (d)	19,450
40,000	BB	Rogers Wireless Communications, Inc., Secured, 7.500% due 3/15/15	42,900
		SBC Communications, Inc.:
175,000	A	Bonds, 6.450% due 6/15/34 (a)	194,535
		Notes:
2,400,000	A	4.389% due 6/5/06 (b)(d)	2,400,192
150,000	A	4.125% due 9/15/09	148,524
180,000	A	5.100% due 9/15/14	183,036
		Sprint Capital Corp.:
760,000	BBB-	6.000% due 1/15/07	781,569
100,000	BBB-	6.125% due 11/15/08	105,633
140,000	BBB-	8.750% due 3/15/32	193,068
		Telecom Italia Capital SA:
30,000	BBB+	5.250% due 11/15/13	30,426
240,000	BBB+	4.950% due 9/30/14 (d)	237,320
250,000	BBB+	6.000% due 9/30/34 (d)	254,426
225,000	A	Telefonica Europe BV, 7.750% due 9/15/10	258,932
		Verizon Global Funding Corp., Notes:
55,000	A+	6.875% due 6/15/12	62,265
445,000	A+	7.375% due 9/1/12	519,978
55,000	A+	7.750% due 12/1/30	70,397
115,000	A+	Verizon Maryland, Inc., Debentures, Series B, 5.125% due 6/15/33	106,219
590,000	A+	Verizon New Jersey, Inc., Debentures, Series A, 5.875% due 1/17/12	623,150
		Vodafone Group PLC:
390,000	A	Notes, 3.950% due 1/30/08	388,009
160,000	A	Senior Notes, 7.750% due 2/15/10	182,680

		Total Telecommunications	9,216,180

Transportation — 0.0%
35,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (d)	36,969
20,000	BBB	Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	22,454
20,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	19,900
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	55,615
45,000	BBB	Union Pacific Corp., Notes, 6.650% due 1/15/11 (a)	49,605

		Total Transportation	184,543

Utilities — 0.0%
50,000	BBB-	Empresa Nacional de Electricidad SA, 8.350% due 8/1/13	57,398

		TOTAL CORPORATE BONDS & NOTES (Cost — $80,460,049)	81,074,882

ASSET-BACKED SECURITIES — 5.0%(b)
Automobile ABS — 2.4%
893,545	AAA	AmeriCredit Automobile Receivables Trust, Series 2001-C, Class A4, 5.010% due 7/14/08	899,156
		Capital Auto Receivables Asset Trust:

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Automobile ABS (continued)
$542,661	AAA	Series 2002-3, Class A3, 3.580% due 10/16/06	$543,139
1,825,000	AAA	Series 2004-2, Class A2, 3.350% due 2/15/08	1,809,076
1,900,000	AAA	DaimlerChrysler NA Holding Corp., Series 2004-C, Class A-4, 3.280% due 12/8/09	1,867,276
		Ford Credit Auto Owner Trust:
1,850,000	AAA	Series 2004-A, Class A3, 2.930% due 3/15/08	1,832,162
1,900,000	AAA	Series 2005-A, Class A3, 3.480% due 11/15/08	1,889,505
901,779	AAA	Honda Auto Receivables Owner Trust, Series 2002-2, Class A4, 4.490% due 9/17/07	904,610
129,932	AAA	M&I Auto Loan Trust, Series 2003-1, Class A3, 2.310% due 2/20/08	129,007
		Nissan Auto Receivables Owner Trust:
1,300,000	AAA	Series 2002-C, Class A4, 3.330% due 1/15/08	1,297,165
823,884	AAA	Series 2003-A, Class A3, 1.890% due 12/15/06	821,558

		Total Automobile ABS	11,992,654

Credit Card ABS — 0.8%
800,000	AAA	American Express Credit Account Master Trust, Series 2000-5, Class A, 3.230% due 4/15/08 (c)	800,864
100,000	AAA	Chase USA Master Trust, Series 2000-2, Class A, 3.260% due 4/15/09 (c)	100,051
		MBNA Credit Card Master Note Trust:
1,775,000	AAA	Series 2003-A7, Class A7, 2.650% due 11/15/10	1,708,199
1,575,000	AAA	Series 2004-A4, Class A4, 2.700% due 9/15/09	1,542,101

		Total Credit Card ABS	4,151,215

Home Equity ABS — 1.8%
		ACE Securities Corp.:
338,528	AAA	Series 2004-OP1, Class A2A, 3.200% due 4/25/34 (c)	338,734
841,611	AAA	Series 2004-SD1, Class A1, 3.580% due 11/25/33 (c)	844,824
1,500,000	AAA	Bear Stearns Asset Backed Securities, Inc., Series 2004-FR3, Class 1A2, 3.610% due 9/25/34 (c)	1,517,003
		Chase Funding Mortgage Loan Asset-Backed Certificates:
8,555	AAA	Series 2002-2, Class 2A1, 3.340% due 5/25/32 (c)	8,577
10,568	AAA	Series 2002-3, Class 2A1, 3.410% due 8/25/32 (c)	10,584
		Countrywide Asset-Backed Certificates:
8,994	AAA	Series 2001-BC3, Class A, 3.330% due 12/25/31 (c)	9,004
17,551	AAA	Series 2002-3, Class 1A1, 3.460% due 5/25/32 (c)	17,583
554,042	AAA	Series 2003-BC2, Class 2A1, 3.390% due 6/25/33 (c)	555,568
1,171,144	AAA	Series 2004-S1, Class A1, 3.310% due 12/25/18 (c)	1,172,000
1,289,824	AAA	Series 2004-SD4, Class A1, 3.470% due 12/25/34 (c)(d)	1,290,631
		Countrywide Home Equity Loan Trust:
10,362	AAA	Series 2001-A, Class A, 3.330% due 4/15/27 (c)	10,376
18,181	AAA	Series 2002-C, Class A, 3.330% due 5/15/28 (c)	18,206
3,885	AAA	Delta Funding Home Equity Loan Trust, Series 1998-4, Class A1A, 3.690% due 2/15/31 (c)	3,893
		EMC Mortgage Loan Trust:
27,580	AAA	Series 2002-B, Class A1, 3.670% due 2/25/41 (c)(d)	27,580
136,450	AAA	Series 2003-A, Class A1, 3.640% due 8/25/40 (c)(d)	137,090
4,351	AAA	Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1, Class A2, 3.450% due 11/25/33 (c)	4,354
		Option One Mortgage Loan Trust:
13,857	AAA	Series 2002-6, Class A2, 3.490% due 11/25/32 (c)	13,919
39,387	AAA	Series 2003-1, Class A2, 3.510% due 2/25/33 (c)	39,532
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	111,427
609,156	AAA	Renaissance Home Equity Loan Trust, Series 2003-4, Class A2, 3.290% due 3/25/34 (c)	609,789
1,238,361	AAA	SLM Student Loan Trust, Series 2003-4, Class A2, 3.050% due 12/17/12 (c)	1,239,026

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Home Equity ABS (continued)
$659,562	AAA	Structured Asset Investment Loan Trust, Series 2003-BC5, Class 2A, 3.430% due 6/25/33 (c)	$661,974
		Structured Asset Securities Corp.:
117,756	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32 (c)	118,645
8,062	AAA	Series 2002-BC1, Class A1, 3.590% due 8/25/32 (c)	8,070
549,924	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (d)	509,423

		Total Home Equity ABS	9,277,812

		TOTAL ASSET-BACKED SECURITIES (Cost — $25,594,811)	25,421,681

Face Amount		Security	Value
MORTGAGE-BACKED SECURITIES — 27.3%
FHLMC — 3.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
376,332		8.500% due 12/1/06-7/1/17 (b)	404,477
205,333		8.000% due 8/1/08-6/1/17 (b)	219,986
40,698		9.500% due 10/1/08-8/1/16 (b)	43,885
33,883		10.000% due 4/1/09-10/1/09 (b)	36,272
14,962		10.250% due 5/1/09-2/1/10 (b)	16,137
17,041		9.000% due 8/1/09-10/1/09 (b)	17,918
33,560		11.500% due 10/1/15 (b)	37,534
550		7.500% due 7/1/16 (b)	586
799,085		6.500% due 8/15/17-2/15/30 (b)	801,041
1,698,286		5.000% due 12/15/17-4/1/35 (b)	1,711,998
21,831		20.575% due 2/15/24 (b)(c)	12,611
291,051		4.367% due 12/1/34 (b)(c)	292,049
260,189		4.084% due 1/1/35 (b)(c)	257,665
469,566		4.102% due 1/1/35 (b)(c)	465,694
2,999,794		5.097% due 4/1/35 (b)(c)	3,027,625
950,000		5.500% due 4/15/35 (b)	985,720
		Gold:
79,608		8.500% due 9/1/08-2/1/18 (b)	85,065
60,836		8.000% due 8/1/09-8/1/12 (b)	64,757
6,254		9.500% due 4/1/10 (b)	6,703
243,584		7.000% due 5/1/12-8/1/12 (b)	255,732
2,961,177		5.500% due 10/1/13-7/1/18 (b)	3,044,459
315,242		6.500% due 7/1/14 (b)	320,955
4,575,665		6.000% due 5/1/16-5/1/34 (b)	4,726,342
634,420		4.500% due 8/1/18-4/1/20 (b)	632,217
84,408		5.000% due 10/1/33 (b)	84,447
40,000		5.000% due 6/1/35 (e)	39,950

		TOTAL FHLMC	17,591,825

FNMA — 20.7%
		Federal National Mortgage Association (FNMA):
49,300		8.500% due 6/1/06-6/1/17	51,469
65,046		9.000% due 3/1/08-3/1/18	67,917
1,538,805		6.225% due 7/1/08	1,603,276
13,402,294		5.500% due 12/1/08-6/30/35 (b)	13,661,954
44,941		9.500% due 11/1/09-11/1/21	47,802
813,865		5.499% due 12/1/11	859,954
14,926		10.750% due 10/1/12 (b)	16,084
1,299,085		6.000% due 4/1/16-9/1/34 (b)	1,342,878

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Security	Value
FNMA (continued)
$25,228	8.000% due 8/1/17	$27,438
3,000,554	5.000% due 3/25/18-1/1/35	3,008,228
99,971	4.500% due 7/1/19	99,653
800,079	4.000% due 1/1/20-5/1/20	782,744
600,000	5.000% due 6/1/20 (e)	606,937
5,131	10.000% due 1/1/21	5,791
328,136	6.500% due 11/1/23 (b)	343,029
1,010,995	7.000% due 9/1/26-2/1/33 (b)	1,068,631
3,697,312	5.500% due 10/18/27-4/1/34 (b)	3,754,862
81,837	6.418% due 1/1/30 (c)	83,365
56,338	6.565% due 3/1/30 (b)(c)	58,103
197,760	3.540% due 10/25/30 (b)(c)	199,261
7,648,311	6.500% due 3/1/32-10/1/34	7,963,364
370,164	3.490% due 5/18/32 (b)(c)	372,428
1,113,902	4.012% due 4/1/34 (b)(c)	1,108,009
682,066	4.223% due 12/1/34 (c)	683,809
96,082	4.262% due 12/1/34 (c)	96,596
1,466,170	4.500% due 1/1/35 (c)	1,470,253
11,800,000	4.500% due 6/1/35 (e)	11,501,318
4,100,000	5.000% due 6/1/35 (e)(f)	4,097,437
38,100,000	5.500% due 6/1/35 (e)	38,623,875
6,500,000	6.000% due 6/1/35 (e)(f)	6,680,778
2,700,000	6.500% due 6/1/35 (e)(f)	2,805,467
356,009	6.161% due 4/1/40 (c)	366,960
	Grantor Trust:
940,000	5.763% due 12/25/11 (b)	1,017,882
545,307	4.700% due 1/25/28 (b)(c)	557,428
269,346	3.310% due 2/25/32	265,942

	TOTAL FNMA	105,300,922

GNMA — 3.2%
	Government National Mortgage Association (GNMA):
435,681	6.500% due 6/15/08	449,057
12,764	11.000% due 7/15/10-9/15/10	14,076
1,587,594	6.000% due 6/20/15-12/15/33 (b)	1,650,140
234,580	8.500% due 11/20/16-11/15/30	255,762
32,137	9.500% due 12/15/16-8/15/19	35,666
108,358	9.000% due 4/20/17-7/15/30 (b)	118,971
41,023	9.000% due 11/20/21-9/15/30	45,328
352,812	3.640% due 12/16/25 (b)(c)	356,144
295,806	4.375% due 2/20/26 (b)(c)	300,960
161,640	4.125% due 10/20/27 (b)(c)	164,264
6,198	8.000% due 3/20/30	6,676
277,632	3.375% due 5/20/30 (c)	281,743
275,745	3.490% due 3/16/32 (c)	277,351
249,842	5.500% due 12/15/32-9/15/34 (b)	255,562
52,733	4.500% due 9/15/33	51,976
1,175,720	3.750% due 5/20/34 (b)(c)	1,159,902
7,300,000	5.000% due 6/1/35 (e)(f)	7,352,472
3,500,000	5.500% due 7/1/35 (e)	3,567,812

	TOTAL GNMA	16,343,862

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $138,706,189)	139,236,609

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%(b)
		Banc of America Commercial Mortgage, Inc.:
$1,010,000	Aaa(g)	Series 2001-1, Class A2, 6.503% due 4/15/36	$1,110,940
1,060,000	AAA	Series 2005-1, Class A4, 4.880% due 11/10/42 (c)	1,093,394
		Banc of America Funding Corp.:
21,141	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	21,310
932,551	AAA	Series 2005-B, Class 2A1, 5.145% due 4/20/35 (c)(h)	941,509
534,026	Aaa(g)	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	539,739
359,448	AAA	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 3.601% due 9/28/43 (c)	360,796
		Bear Stearns Adjustable Rate Mortgage Trust:
183,176	AAA	Series 2002-11, Class 1A1, 5.639% due 2/25/33 (c)	185,632
320,300	AAA	Series 2002-9, Class 4A, 6.084% due 10/25/32 (c)	325,430
		Bear Stearns Alt-A Trust:
1,457,712	AAA	Series 2005-2, Class 2A4, 4.842% due 4/25/35 (c)	1,466,063
793,473	AAA	Series 2005-4, Class 23A2, 5.446% due 5/25/35 (c)	806,858
		Bear Stearns Commercial Mortgage Securities Inc.:
1,025,000	AAA	Series 2004-PWR6, Class A6, 4.825% due 11/11/41	1,040,157
1,030,000	Aaa(g)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,054,458
377,880	Aaa(g)	Capco America Securitization Corp., Series 1998-D7, Class A1A, 5.860% due 10/15/30	384,566
		Chase Commercial Mortgage Securities Corp.:
2,000,000	AA	Series 1997-1, Class D, 7.370% due 6/19/29	2,111,742
900,000	AAA	Series 2000-3, Class A2, 7.319% due 10/15/32	1,013,396
		Commercial Mortgage Acceptance Corp.:
100,000	AAA	Series 1997-ML1, Class A3, 6.570% due 12/15/30	104,791
1,213,948	AAA	Series 1998-C2, Class A2, 6.030% due 9/15/30	1,261,361
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (c)	1,025,462
		Countrywide Home Loans:
1,458,976	AAA	Series 2005-11, Class 3A3, 3.769% due 4/25/35 (c)(h)	1,475,325
1,421,747	AAA	Series 2005-11, Class 6A1, 3.390% due 3/25/35 (c)(h)	1,421,277
400,000	NR	Series 2005-4, Class AFNO3, 4.390% due 6/30/35	399,996
1,388,216	AAA	Series 2005-R1, Class 1AF1, 3.450% due 3/25/35 (c)(d)	1,389,084
35,438	AAA	CS First Boston Mortgage Securities Corp., Series 2001-33, Class 4A1, 6.500% due 4/25/16	35,380
173,487	Aaa(g)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	182,212
1,419,681	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 3.490% due 11/19/44 (c)	1,420,420
925,000	AAA	First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.423% due 8/15/33	1,015,702
810,000	AAA	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.560% due 11/18/35	855,450
		GMAC Commercial Mortgage Securities, Inc.:
181,120	Aaa(g)	Series 1998-C1, Class A2, 6.700% due 5/15/30	191,579
886,326	Aaa(g)	Series 1999-C3, Class A2, 7.179% due 8/15/36	970,787
		GS Mortgage Securities Corp. II:
1,335,653	AAA	Series 1998-C1, Class A3, 6.135% due 10/18/30	1,400,863
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (d)	340,347
		Impac CMB Trust:
934,034	AAA	Series 2002-3, Class 1A1, 3.360% due 6/25/32 (c)	934,852
67,710	AAA	Series 2003-1, Class 1A1, 3.490% due 2/25/33 (c)	67,892
1,006,824	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A1, 3.290% due 11/25/34 (c)	1,007,508
1,425,050	AAA	Indymac Index Mortgage Loan Trust, Series 2004-AR15, Class 1A1, 5.149% due 2/25/35 (c)	1,443,754

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (b) (continued)
$635,000	AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2, 4.985% due 1/12/37	$653,327
466,269	Aaa(g)	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1, 7.105% due 10/15/32	482,890
		LB-UBS Commercial Mortgage Trust:
791,261	AAA	Series 2000-C5, Class A1, 6.410% due 12/15/19	825,417
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,145,697
1,600,000	AAA	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.787% due 11/21/34 (c)	1,549,696
295,979	Aaa(g)	Merrill Lynch Mortgage Investors, Inc., Series 2005-1, Class 2A1, 4.981% due 4/25/35 (c)	296,442
		MLCC Mortgage Investors, Inc.:
907,670	Aaa(g)	Series 2005-1, Class 2A2, 4.981% due 4/25/35 (c)	913,116
243,226	AAA	Series 2005-A2, Class A2, 4.507% due 2/25/35 (c)	242,542
79,128	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	85,450
200,000	AAA	Nomura Asset Securities Corp., Series 1996-MD5, Class A1B, 7.120% due 4/13/39	205,169
20,393	Aaa(g)	Ocwen Residential MBS Corp., Series 1998-R1, Class A1, 7.000% due 10/25/40 (c)(d)	20,542
		Residential Asset Mortgage Products, Inc.:
1,103,393	AAA	Series 2000-RS2, Class AII, 3.420% due 6/25/30 (c)	1,104,494
68,767	AAA	Series 2003-RS4, Class AIIB, 3.420% due 5/25/33 (c)	68,996
506,859	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	535,054
620,780	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 3.500% due 1/25/33 (c)	623,489
		Small Business Administration:
1,243,161	Aaa(g)	Series 1999-P10B, Class 1, 7.540% due 8/10/09	1,333,483
1,657,564	Aaa(g)	Series 2000-P10A, Class 1, 8.017% due 2/10/10	1,791,004
		Small Business Administration Participation Certificates:
910,248	Aaa(g)	7.700% due 7/1/16	969,170
1,514,586	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	1,569,565
519,439	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	545,671
1,061,838	Aaa(g)	Series 1995-20K, Class 1, 6.650% due 11/1/15	1,112,954
3,356,123	Aaa(g)	Series 1999-20L, Class 1, 7.190% due 12/1/19	3,648,542
2,636,262	Aaa(g)	Series 2000-20A, Class 1, 7.590% due 1/1/20	2,897,466
2,166,970		Series 2002-20K, Class 1, 5.080% due 11/1/22	2,225,968
1,815,984	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.867% due 6/25/34 (c)	1,800,458
		Washington Mutual, Inc.:
66,300	AAA	Series 2002-AR2, Class 1A1, 6.336% due 7/25/32 (c)	66,438
2,467,609	AAA	Series 2003-R1, Class A1, 3.360% due 12/25/27 (c)	2,466,518
157,632	AAA	Series 2004-AR11, Class A, 4.629% due 10/25/34 (c)	157,215
1,429,625	AAA	Series 2004-AR12, Class A2A, 3.453% due 10/25/44 (c)	1,434,901
1,830,367	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.532% due 6/25/34 (c)	1,818,966

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $60,753,451)	61,990,672

Face Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.7%
U.S. Government Agency — 8.5%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	416,032
		Federal Home Loan Bank System (FHLB):
60,000		2.750% due 5/15/06	59,511
120,000		4.875% due 11/15/06	121,820
70,000		3.500% due 11/15/07	69,545

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
U.S. Government Agency (continued)
$580,000	4.125% due 4/18/08	$584,465
30,000	3.625% due 11/14/08	29,752
	Federal Home Loan Mortgage Corp. (FHLMC):
3,500,000	5.250% due 1/15/06 (a)	3,535,375
1,410,000	2.000% due 2/28/06	1,394,271
200,000	4.500% due 7/15/13	203,638
850,000	6.750% due 3/15/31	1,108,014
400,000	6.250% due 7/15/32	495,539
	Federal National Mortgage Association (FNMA):
3,375,000	5.500% due 2/15/06 (b)	3,418,106
2,000,000	4.000% due 10/16/06 (a)	2,006,924
60,000	2.710% due 1/30/07	58,996
1,500,000	3.875% due 5/15/07	1,501,887
590,000	step bond to yield 4.557% due 8/15/07	589,613
3,260,000	4.000% due 1/26/09	3,256,052
230,000	3.125% due 3/16/09	222,808
1,500,000	6.625% due 9/15/09	1,654,196
3,075,000	7.125% due 6/15/10	3,500,786
450,000	5.500% due 3/15/11 (a)	481,712
1,890,000	4.750% due 2/21/13	1,892,863
130,000	step bond to yield 6.259% due 4/26/19	129,288
13,553,876	5.500% due 11/1/34-2/1/35 (b)	13,752,967
725,000	Benchmark Notes, 1.750% due 6/16/06 (b)	711,027
780,000	Notes, 4.625% due 10/15/14	797,689
1,340,000	Tennessee Valley Authority, Bonds, Series A, 6.790% due 5/23/12	1,545,422

	Total U.S. Government Agency	43,538,298

U.S. Government Obligations — 27.2%
	U.S. Treasury Bonds:
1,355,000	10.375% due 11/15/12 (a)	1,566,455
1,800,000	9.125% due 5/15/18	2,677,642
1,700,000	9.000% due 11/15/18	2,524,833
600,000	8.125% due 8/15/19	844,313
875,000	8.500% due 2/15/20 (a)	1,274,835
3,595,000	8.750% due 8/15/20 (a)	5,373,544
1,185,000	8.000% due 11/15/21 (a)	1,692,745
70,000	7.250% due 8/15/22 (a)	94,358
400,000	7.125% due 2/15/23	534,828
100,000	6.250% due 8/15/23	123,234
1,000,000	6.875% due 8/15/25	1,329,415
1,565,000	6.000% due 2/15/26 (a)	1,901,660
665,000	6.750% due 8/15/26 (a)	878,372
1,500,000	6.625% due 2/15/27	1,961,953
4,475,000	6.125% due 11/15/27 (a)	5,565,786
800,000	5.500% due 8/15/28	926,438
1,850,000	6.250% due 5/15/30 (a)	2,367,495
3,100,000	5.375% due 2/15/31 (a)	3,591,158
	Inflation Indexed:
856,128	3.625% due 1/15/08 (a)	913,148
691,667	1.875% due 7/15/13 (a)	710,174
1,745,291	2.375% due 1/15/25 (a)	1,916,139
345,466	3.875% due 4/15/29 (a)	486,485
	U.S. Treasury Notes:
410,000	1.625% due 2/28/06	405,067
550,000	2.750% due 6/30/06 (a)	546,176
4,540,000	2.500% due 9/30/06-10/31/06 (a)	4,480,447

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†		Security	Value
U.S. Government Obligations (continued)
$680,000		2.625% due 11/15/06-3/15/09 (a)	$666,332
7,375,000		3.125% due 1/31/07-5/15/07 (a)	7,324,418
160,000		2.250% due 2/15/07 (a)	156,625
17,655,000		3.375% due 2/28/07-2/15/08 (a)	17,589,008
6,015,000		3.750% due 3/31/07 (a)	6,033,328
15,200,000		3.625% due 4/30/07-1/15/10 (a)	15,150,064
825,000		3.500% due 5/31/07 (b)	823,711
40,000		3.875% due 5/15/09 (a)	40,253
465,000		4.000% due 6/15/09-2/15/15 (a)	464,581
8,505,000		3.500% due 8/15/09-2/15/10 (a)	8,426,014
2,000,000		3.375% due 9/15/09-10/15/09	1,972,384
12,630,000		3.500% due 12/15/09 (a)(b)	12,505,190
2,300,000		6.500% due 2/15/10	2,570,252
1,750,000		4.000% due 4/15/10	1,768,595
2,720,000		3.875% due 2/15/13	2,722,339
1,500,000		4.250% due 8/15/13	1,534,102
3,660,000		4.125% due 5/15/15 (a)	3,696,604
		Inflation Indexed:
81,525		0.875% due 4/15/10 (a)	79,972
6,416,416		2.000% due 1/15/14-7/15/14 (a)	6,641,753
1,814,436		1.625% due 1/15/15	1,816,421
		U.S. Treasury STRIPS:
230,000		zero coupon bond to yield 5.477% due 8/15/26	88,960
100,000		zero coupon bond to yield 5.047% due 11/15/26 (a)	38,328
4,400,000		zero coupon bond to yield 4.540% due 11/15/27 (a)	1,616,252

		Total U.S. Government Obligations	138,412,186

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $179,930,823)	181,950,484

	Rating‡
MUNICIPAL BONDS — 0.5%
Illinois — 0.0%
210,000	AA	Illinois State GO, 5.100% due 6/1/33	213,812

Oregon — 0.1%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield 4.170% due 6/30/09	504,696

Texas — 0.1%
345,000	AA	Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	339,818

Virginia — 0.3%
1,300,000	BBB	Tobacco Settlement Financing Corp., Asset Backed, 5.625% due 6/1/37	1,293,500

		TOTAL MUNICIPAL BONDS (Cost — $2,305,984)	2,351,826

SOVEREIGN BONDS — 4.2%
Brazil — 0.6%
		Federative Republic of Brazil:
510,000	BB-	14.500% due 10/15/09 (a)	666,187
30,000	BB-	12.000% due 4/15/10 (a)	36,518
190,000	BB-	10.125% due 5/15/27	215,650
1,500,000	BB-	11.000% due 8/17/40 (a)	1,782,000
222,353	BB-	Bearer, DCB, Series L, 4.313% due 4/15/12 (c)	213,667

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†		Rating‡	Security	Value
Brazil (continued)
$327,203		BB-	C Bonds, 8.000% due 4/15/14	$334,360

			Total Brazil	3,248,382

Bulgaria — 0.1%
			Republic of Bulgaria:
180,000		BBB-	8.250% due 1/15/15	225,900
121,000		BBB-	8.250% due 1/15/15 (d)	151,855

			Total Bulgaria	377,755

Canada — 0.0%
170,000		AA	Ontario Province of Canada, 3.500% due 9/17/07 (a)	168,654

China — 0.2%
1,000,000		A+	Hong Kong Government International Bond, 5.125% due 8/1/14 (d)	1,040,646

Colombia — 0.1%
			Republic of Colombia:
195,000		BB	10.500% due 7/9/10 (a)	229,125
190,000		BB	11.750% due 2/25/20	244,625

			Total Colombia	473,750

France — 0.7%
			Republic of France:
1,645,000	EUR	AAA	5.000% due 7/12/05	2,037,718
100,000	EUR	AAA	5.750% due 10/25/32	163,463
600,000	EUR	AAA	4.750% due 4/25/35	860,445
500,000	EUR	AAA	4.000% due 4/25/55	636,510

			Total France	3,698,136

Italy — 0.1%
			Republic of Italy:
430,000		AA-	4.000% due 6/16/08	431,544
55,000		AA-	Series DTC, 4.375% due 10/25/06 (a)	55,494

			Total Italy	487,038

Japan — 0.1%
800,000		AA-	Japan Financial Corp. for Municipal Enterprises, 4.625% due 4/21/15	811,637

Mexico — 0.8%
			United Mexican States:
550,000		BBB	8.375% due 1/14/11	642,400
695,000		BBB	8.125% due 12/30/19	851,375
550,000		BBB	11.500% due 5/15/26	882,750
			Medium-Term Notes, Series A:
250,000		BBB	8.000% due 9/24/22 (a)	304,125
1,140,000		BBB	7.500% due 4/8/33 (a)	1,311,000

			Total Mexico	3,991,650

Panama — 0.1%
			Republic of Panama:
130,000		BB	9.625% due 2/8/11	155,480
175,000		BB	10.750% due 5/15/20	234,063
20,000		BB	9.375% due 1/16/23	24,250

			Total Panama	413,793

Peru — 0.1%
			Republic of Peru:
290,000		BB	8.750% due 11/21/33 (a)	324,075

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Rating‡	Security	Value
Peru (continued)
$170,000	BB	PDI, 5.000% due 3/7/17 (c)	$162,988

		Total Peru	487,063

Russia — 0.8%
		Russian Federation:
600,000	BBB-	8.750% due 7/24/05 (b)	604,500
3,030,000	BBB-	step bond to yield 5.770% due 3/31/30 (b)	3,332,848

		Total Russia	3,937,348

South Africa — 0.3%
1,400,000	BBB	Republic of South Africa, 6.500% due 6/2/14 (b)	1,552,250

South Korea — 0.0%
20,000	A-	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (d)	20,594

United Kingdom — 0.2%
500,000GBP	AAA	United Kingdom Treasury, 4.750% due 6/7/10	931,759

		TOTAL SOVEREIGN BONDS (Cost — $20,281,616)	21,640,455

Shares
PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
100		Home Ownership Funding II (d)	36,828

HEALTH CARE — 0.0%
Health Care Equipment & Supplies — 0.0%
41		Fresenius Medical Care Capital Trust II (a)	43,050

INDUSTRIALS — 0.0%
Airlines — 0.0%
16		US Airways Group, Inc., Class A Shares (h)(i)*	0

		TOTAL PREFERRED STOCKS (Cost — $106,494)	79,878

CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
3,200		General Motors Corp., Senior Debentures, Series B	55,776

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35		McLeodUSA Inc. *	20

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $64,995)	55,796

Warrants
WARRANTS — 0.0%
Airlines — 0.0%
16		US Airways Group, Inc., Class A1, expires 4/16/07(h)(i)*	0

Diversified Telecommunication Services — 0.0%
77		McLeodUSA, Inc., expires 4/16/07*	1

		TOTAL WARRANTS (Cost — $0)	1

Contracts		Security	Value
PURCHASED OPTIONS — 0.0%
112,500		CME Aput Euro, Put @ $92.25, expires 9/19/05	0
145,000		Eurodollar Futures, Put @ $93.75, expires 12/19/05	363

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Contracts	Security	Value
175,000	Eurodollar Futures, Put @ $92.50, expires 3/13/06	$875
112,500	Eurodollar Futures, Put @ $94.00, expires 12/19/05	281
335,000	Eurodollar Futures, Put @ $94.75, expires 9/19/05	837

	TOTAL PURCHASED OPTIONS (Cost — $3,520)	2,356

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $508,207,932)	513,804,640

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 37.4%
COMMERCIAL PAPER (b) — 4.4%
$1,100,000	CBA Delaware Finance, 3.040% due 7/12/05	1,096,192
800,000	Comcast Corp., 3.250% due 6/13/05	799,133
3,000,000	Dexia Delaware LLC, 3.000% due 7/5/05	2,991,500
	DnB NOR Bank ASA:
2,800,000	2.980% due 7/14/05	2,790,034
1,800,000	3.240% due 9/23/05	1,781,532
400,000	HBOS Treasury Services PLC, 3.120% due 8/8/05	397,643
2,100,000	Ixis Commercial Paper Corp., 3.110% due 8/2/05	2,088,752
300,000	Rabobank USA Finance Corp., 2.950% due 6/21/05	299,508
	Skandinaviska Enskilda Banken AB:
1,400,000	2.850% due 6/24/05	1,397,451
3,300,000	3.050% due 7/20/05	3,286,301
400,000	State Street Boston Corp., 2.410% due 12/11/06	399,874
1,800,000	SwedBank, 3.040% due 7/14/05	1,793,464
	UBS Finance Delaware LLC:
1,000,000	3.020% due 7/22/05	995,722
1,300,000	3.230% due 9/19/05	1,287,170
1,100,000	3.250% due 9/23/05	1,088,679

	TOTAL COMMERCIAL PAPER (Cost - $22,492,958)	22,492,955

SOVEREIGN BONDS — 1.9%
	Republic of France, Discount Notes:
7,000,000	due 6/23/05 (b)	8,634,021
800,000	due 7/13/05 (b)	985,668

	TOTAL SOVEREIGN BONDS (Cost - $10,179,414)	9,619,689

U.S. GOVERNMENT AGENCIES — 2.0%
	Federal National Mortgage Association (FNMA), Discount Notes:
460,000	2.822% due 6/29/05 (j)	458,954
9,700,000	3.066% due 8/10/05	9,641,528

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $10,100,485)	10,100,482

U.S. GOVERNMENT OBLIGATIONS — 0.1%
	U.S. Treasury Bills:
245,000	2.645% due 6/2/05 (j)	244,982
60,000	2.680% due 6/2/05 (j)	59,995
370,000	2.740% due 6/16/05 (j)	369,578

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $674,555)	674,555

REPURCHASE AGREEMENTS (b) — 5.9%
3,206,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05, Proceeds at maturity - $3,206,269; (Fully collateralized by various U.S. government agency obligations 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $3,270,120)	3,206,000

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†	Security	Value
REPURCHASE AGREEMENTS (b) (continued)
$24,019,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deustche Bank Securities, Inc., 3.050% due 6/1/05, Proceeds at maturity - $24,021,035; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 4/25/06 to 5/15/35; Market value - $24,499,380)	$24,019,000
2,727,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05; Proceeds at maturity - $2,727,203; (Fully collateralized by U.S. Treasury Notes, 3.750% due 5/15/08; Market value - $2,785,406)	2,727,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $29,952,000)	29,952,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 23.1%
117,858,086	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $117,858,086)	117,858,086

	TOTAL SHORT-TERM INVESTMENTS (Cost — $191,257,498)	190,697,767

	TOTAL INVESTMENTS — 138.2% (Cost — $699,465,430#)	704,502,407
	Liabilities In Excess of Other Assets — (38.2)%	(194,619,324)

	TOTAL NET ASSETS — 100.0%	$509,883,083

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	All or a portion of security is on loan.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, foreign currency contracts, mortgage dollar rolls and/or short sales.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	This security is traded on a “to-be-announced” basis.

(f)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(g)	Rating by Moody’s Investors Service, Inc.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(i)	Illiquid Security.

(j)	All or a portion of this security is held as collateral for open futures contracts.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
AIG	— American International Guaranty
DCB	— Debt Conversion Bond
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PDI	— Past Due Interest
PFA	— Public Facilities Authority PDI
Term	— Term Loan PFA

Schedule of Securities Sold Short (unaudited) May 31, 2005

See Notes to Schedule of Investments.

Core Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
$1,140,000	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.000% due 6/1/35 (f)	$1,138,575
2,700,000	Federal National Mortgage Association (FNMA), 5.000% due 6/1/35 (e)(f)	2,698,312
2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09	2,829,128

	TOTAL SOLD SHORT (Proceeds - $6,613,378)	$6,666,015

Schedule of Options Written (unaudited) May 31, 2005

Contracts	Security	Expiration Date	Strike Price	Value
72	U.S. Treasury 10 Year Note Future Call	8/05	$112.00	$136,125
82	U.S. Treasury 10 Year Note Future Call	8/05	$114.00	66,625
23	U.S. Treasury 10 Year Note Future Put	8/05	$106.00	359
82	U.S. Treasury 10 Year Note Future Put	8/05	$108.00	3,844
15	U.K. 90 Day LIBOR Put	12/05	$94.25	171

	TOTAL OPTIONS WRITTEN (Premiums received - $118,274)			$207,124

See Notes to Schedule of Investments.

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 94.5%
Advertising — 0.7%
$90,000	B-	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$87,300
210,000	B+	RH Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	244,125
475,000	BB	RH Donnelley, Inc., 8.875% due 12/15/10	520,125
570,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (a)(b)	530,100

		Total Advertising	1,381,650

Aerospace/Defense — 0.5%
500,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	532,500
536,000	B-	TransDigm, Inc., 8.375% due 7/15/11	560,120

		Total Aerospace/Defense	1,092,620

Agriculture — 0.4%
710,000	B	Alliance One International, Inc., Notes, 11.000% due 5/15/12 (a)	725,975

Airlines — 0.4%
		Continental Airlines, Inc., Pass Thru Certificates:
600,325	BB+	Series 01-1, 7.373% due 12/15/15	489,823
378,458	BB-	Series 981B, 6.748% due 3/15/17	299,530

		Total Airlines	789,353

Apparel — 0.6%
499,000	B	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	518,960
473,000	B+	Russell Corp., 9.250% due 5/1/10	500,198
157,000	B+	William Carter Co., Senior Subordinated Notes, Series B, 10.875% due 8/15/11	172,700

		Total Apparel	1,191,858

Auto Parts & Equipment — 0.9%
310,000	B-	Delphi Corp., Notes, 6.550% due 6/15/06 (b)	299,925
1,030,000	B-	Keystone Automotive Operations, Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,014,550
470,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	437,100

		Total Auto Parts & Equipment	1,751,575

Beverages — 0.2%
425,000	BB	Constellation Brands, Inc., 8.625% due 8/1/06	444,125

Building Materials — 1.4%
		Ainsworth Lumber Co., Ltd.:
115,000	B+	6.840% due 10/1/10 (c)	115,575
275,000	B+	7.250% due 10/1/12	259,875
90,000	B+	Senior Notes, 6.750% due 3/15/14	80,550
1,575,000	CCC+	Associated Materials, Inc., Senior Discount Notes, step bond to yield 9.924% due 3/1/14	937,125
		Goodman Global Holding Co., Inc.:
70,000	B-	Senior Notes, 5.760% due 6/15/12 (a)(b)(c)	67,200
550,000	B-	Senior Subordinated Notes, 7.875% due 12/15/12 (a)	497,750
460,000	CCC+	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	414,000
940,000	CCC+	NTK Holdings, Inc., Senior Discount Notes, step bond to yield 11.051% due 3/1/14 (a)(b)	427,700
90,000	B-	U.S. Concrete, Inc., Senior Subordinated Notes, 8.375% due 4/1/14	83,700

		Total Building Materials	2,883,475

Chemicals — 3.4%
195,000	B+	Acetex Corp., Senior Notes, 10.875% due 8/1/09	206,700
15,000	BB-	ARCO Chemical Co., Debentures, 10.250% due 11/1/10	16,575

See Notes to Schedule of Investments.

1

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Chemicals (continued)
$135,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., 10.125% due 9/1/08	$147,150
160,000	B+	Ethyl Corp., 8.875% due 5/1/10	167,200
		FMC Corp.:
685,000	BBB-	Medium-Term Notes, Series A, 7.000% due 5/15/08	708,975
71,000	BBB-	Secured Notes, 10.250% due 11/1/09	80,407
17,000	BBB-	Georgia Gulf Corp., Notes, 7.625% due 11/15/05 (b)	17,340
		Hercules, Inc.:
5,000	BB-	11.125% due 11/15/07	5,675
15,000	B+	Junior Subordinated Debentures, 6.500% due 6/30/29	11,625
		Huntsman International LLC:
255,000	B+	9.875% due 3/1/09	274,125
210,000	B	Senior Subordinated Notes, 10.125% due 7/1/09 (b)	218,925
211,000	BB-	Huntsman LLC, 11.625% due 10/15/10	243,705
		Lyondell Chemical Co.:
50,000	BB-	10.500% due 6/1/13	57,313
200,000	BB-	Secured Notes, 9.500% due 12/15/08	213,500
589,000	BB-	Senior Secured Notes, Series A, 9.625% due 5/1/07	629,494
		Millennium America, Inc.:
335,000	BB-	7.000% due 11/15/06	343,375
79,000	BB-	9.250% due 6/15/08	85,517
395,000	B-	Nalco Co., Senior Notes, 7.750% due 11/15/11	414,750
540,000	B-	PQ Corp., 7.500% due 2/15/13 (a)	523,800
1,290,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10 (b)	1,380,300
		Rockwood Specialties Group, Inc.:
305,000	B-	Senior Subordinated Notes, 10.625% due 5/15/11	327,875
210,000	B-	Subordinated Notes, 7.500% due 11/15/14 (a)	200,550
496,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	540,640

		Total Chemicals	6,815,516

Coal — 0.7%
710,000	CCC+	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.000% due 6/1/12 (a)	784,550
375,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	410,625
110,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	116,050

		Total Coal	1,311,225

Commercial Services — 2.1%
175,000	B	Alderwoods Group, Inc., 7.750% due 9/15/12 (a)	183,750
		Corrections Corp. of America, Senior Notes:
845,000	BB-	7.500% due 5/1/11	871,406
170,000	BB-	6.250% due 3/15/13 (a)	165,325
1,310,000	B-	DI Finance/Dyncorp International, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	1,218,300
230,000	B	Geo Group, Inc., Senior Notes, 8.250% due 7/15/13	222,525
		NationsRent, Inc.:
740,000	BB-	Secured Notes, 9.500% due 10/15/10	797,350
200,000	B-	Senior Notes, 9.500% due 5/1/15 (a)	198,000
		Service Corp. International:
120,000	BB	Notes, 6.875% due 10/1/07	126,600
95,000	BB	Senior Unsecured Notes, 7.200% due 6/1/06	98,088
350,000	BB-	United Rentals North America, Inc., 6.500% due 2/15/12	346,062

		Total Commercial Services	4,227,406

Computers — 0.4%
330,000	B+	Activant Solutions, Inc., Senior Notes, 9.090% due 4/1/10 (a)(c)	336,600

See Notes to Schedule of Investments.

2

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Computers (continued)
$470,000	BB+	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	$506,425

		Total Computers	843,025

Cosmetics/Personal Care — 0.1%
250,000	B-	Elizabeth Arden, Inc., 7.750% due 1/15/14	259,375

Distribution/Wholesale — 0.4%
781,000	B-	National Waterworks, Inc., Series B, 10.500% due 12/1/12	880,578

Diversified Financial Services — 6.2%
1,530,000	B-	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.476% due 10/1/12 (a)	986,850
142,783	B+	AES Ironwood LLC, Secured Notes, 8.857% due 11/30/25	161,345
100,000	B+	AES Red Oak LLC, Secured Notes, 9.200% due 11/30/29	110,000
480,000	B-	American Commercial Lines/ACL Finance Corp., Senior Notes, 9.500% due 2/15/15 (a)	498,000
410,000	BB	American Real Estate Partners LP/American Real Estate Finance Corp., Senior Notes, 7.125% due 2/15/13 (a)	403,850
180,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	202,950
140,000	B3(d)	Consolidated Communications Illinois/Texas Holdings, Inc., Senior Notes, 9.750% due 4/1/12 (a)	142,100
		General Motors Acceptance Corp.:
610,000	BB	Bonds, 8.000% due 11/1/31	511,520
		Notes:
300,000	BB	6.125% due 1/22/08 (b)	287,232
910,000	BB	7.750% due 1/19/10	859,540
546,000	B-	H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12	599,235
490,000	B-	K & F Parent, Inc., Senior Notes, 11.500% due 2/1/15 (a)(e)	519,400
158,997	BB-	Midland Funding II, Bonds, 11.750% due 7/23/05	161,253
1,205,000	CCC+	Milacron Escrow Corp., 11.500% due 5/15/11	1,265,250
		Rainbow National Services LLC:
477,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	526,489
630,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	721,350
1,145,000	B	REFCO Finance Holdings LLC, 9.000% due 8/1/12	1,202,250
633,000	B-	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	591,855
646,000	B-	UCAR Finance, Inc., 10.250% due 2/15/12	671,840
480,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12 (a)	530,400
330,000	CCC+	Vanguard Health Holding Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	358,050
655,000	B-	Visant Corp., 7.625% due 10/1/12	630,437
510,000	B+	Williams Cos., Inc., Credit Linked Certificate Trust, Notes, 6.750% due 4/15/09 (a)	525,300

		Total Diversified Financial Services	12,466,496

Electric — 7.9%
		AES Corp.:
		Secured Notes:
943,000	B+	8.750% due 5/15/13 (a)	1,051,445
894,000	B+	9.000% due 5/15/15 (a)	1,005,750
255,000	B-	Senior Notes, 9.375% due 9/15/10	288,150
100,000	BB+	AES Eastern Energy LP, Pass Thru Certificates, Series 99-B, 9.670% due 1/2/29	123,313
320,000	B	Allegheny Energy Supply Co. LLC, Notes, 7.800% due 3/15/11	340,800
115,000	BB	Allegheny Energy Supply Statutory Trust, Series A, Secured Notes, 10.250% due 11/15/07 (a)	128,800
330,000	B-	Aquila, Inc., Senior Notes, 14.875% due 7/1/12	429,825

See Notes to Schedule of Investments.

3

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Electric (continued)
$110,000	CCC	Calpine Corp., Senior Notes, 7.625% due 4/15/06 (b)	$91,300
		Calpine Generating Co. LLC, Secured Notes:
510,000	CCC+	11.500% due 4/1/11 (b)	437,325
505,000	CCC+	12.390% due 4/1/11 (c)	444,400
		Edison Mission Energy, Senior Notes:
200,000	B+	7.730% due 6/15/09	209,000
750,000	B+	9.875% due 4/15/11	870,000
955,723	B+	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	1,082,356
160,000	BB+	FirstEnergy Corp., Notes, 7.375% due 11/15/31	194,563
100,000	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (a)	98,247
283,800	BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (a)	288,767
384,000	BB	Homer City Funding LLC, 8.137% due 10/1/19	416,640
220,000	B-	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14 (a)	206,800
150,000	BB-	IPALCO Enterprises, Inc., Secured Notes, 8.375% due 11/14/08	163,500
70,000	BB-	Kansas Gas & Electric, Debentures, 8.290% due 3/29/16	72,588
		Midwest Generation LLC:
		Pass Thru Certificates:
300,000	B+	Series A, 8.300% due 7/2/09	312,188
1,260,000	B+	Series B, 8.560% due 1/2/16	1,367,887
435,000	B	Secured Notes, 8.750% due 5/1/34	487,200
946,000	B	NRG Energy, Inc., Second Priority Secured Notes, 8.000% due 12/15/13 (a)	1,002,760
289,000	B	Orion Power Holdings, Inc., Senior Notes, 12.000% due 5/1/10	346,800
		PSE&G Energy Holdings LLC:
605,000	BB-	Notes, 7.750% due 4/16/07	626,175
		Senior Notes:
885,000	BB-	8.625% due 2/15/08	938,100
60,000	BB-	10.000% due 10/1/09	66,900
1,065,000	B+	Reliant Energy, Inc., Secured Notes, 6.750% due 12/15/14	1,019,737
1,225,000	B	Sithe Independence Funding, Notes, 9.000% due 12/30/13	1,312,746
460,000	B	Texas Genco LLC, Senior Notes, 6.875% due 12/15/14 (a)	474,950

		Total Electric	15,899,012

Electrical Components & Equipment — 0.2%
245,000	B	General Cable Corp., Senior Notes, 9.500% due 11/15/10	262,150
100,000	BB-	Legrand Holding SA, Senior Unsubordinated Notes, 10.500% due 2/15/13	113,000

		Total Electrical Components & Equipment	375,150

Electronics — 0.0%
85,000	BB-	Sanmina-SCI Corp., 10.375% due 1/15/10	94,350

Energy-Alternate Sources — 0.1%
		Salton SEA Funding Corp.:
168,863	BB+	7.475% due 11/30/18	183,473
89,237	BB+	Senior Notes, 7.840% due 5/30/10	94,735

		Total Energy-Alternate Sources	278,208

Entertainment — 2.3%
930,000	B+	Argosy Gaming Co., Senior Subordinated Notes, 9.000% due 9/1/11	1,025,325
420,000	BB+	Capitol Records, Inc., 8.375% due 8/15/09 (a)	455,700
430,000	B-	Cinemark, Inc., Senior Discount Notes, step bond to yield 9.747% due 3/15/14	304,225
235,000	B	Isle of Capri Casinos, Inc., 9.000% due 3/15/12	254,975
		Penn National Gaming, Inc.:
490,000	B	8.875% due 3/15/10	527,975
100,000	B	Senior Subordinated Notes, 6.750% due 3/1/15 (a)	98,000
820,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11 (b)	903,025
80,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	81,200
470,000	B-	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14 (b)	470,000

See Notes to Schedule of Investments.

4

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Entertainment (continued)
$650,000	B-	WMG Holdings Corp., Senior Discount Notes, step bond to yield 9.501% due 12/15/14 (a)	$438,750

		Total Entertainment	4,559,175

Environmental Control — 0.8%
		Allied Waste North America, Inc.:
573,000	BB-	Senior Notes, Series B, 8.500% due 12/1/08	600,218
172,000	BB-	Series B, 8.875% due 4/1/08	180,600
300,000	B	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.750% due 2/1/13	322,500
570,000	CCC	Waste Services, Inc., Senior Subordinated Notes, 9.500% due 4/15/14 (a)(b)	567,150

		Total Environmental Control	1,670,468

Food — 1.1%
445,000	BB-	Dean Foods Co., Senior Notes, 8.150% due 8/1/07	471,700
310,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	339,450
140,000	B	Gold Kist, Inc., 10.250% due 3/15/14	158,550
130,000	BB-	Pilgrim’s Pride Corp., 9.625% due 9/15/11	143,000
325,000	BB	Smithfield Foods, Inc., Senior Notes, 7.750% due 5/15/13	355,875
390,000	BB-	Stater Brothers Holdings, Inc., Senior Notes, 6.510% due 6/15/10 (b)(c)	391,950
252,000	B	United Agri Products, Senior Notes, 8.250% due 12/15/11	259,560

		Total Food	2,120,085

Forest Products & Paper — 2.6%
		Abitibi-Consolidated, Inc.:
		Notes:
274,000	BB-	6.510% due 6/15/11 (c)	267,150
110,000	BB-	7.750% due 6/15/11	108,075
580,000	BB-	Senior Notes, 8.375% due 4/1/15 (b)	569,850
		Appleton Papers, Inc.:
275,000	BB-	Senior Notes, 8.125% due 6/15/11	271,562
125,000	B+	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	123,750
		Boise Cascade LLC:
200,000	B+	Senior Notes, 6.016% due 10/15/12 (a)(c)	201,000
205,000	B+	Senior Subordinated Notes, 7.125% due 10/15/14 (a)	196,288
305,000	BB+	Cascades, Inc., Senior Notes, 7.250% due 2/15/13	298,900
		Georgia-Pacific Corp.:
95,000	BB+	8.875% due 2/1/10	108,300
397,000	BB+	9.375% due 2/1/13	451,587
		Debentures:
625,000	BB+	9.500% due 12/1/11	751,562
55,000	BB+	7.700% due 6/15/15 (b)	62,425
		Notes:
400,000	BB+	8.125% due 5/15/11	453,000
200,000	BB+	8.875% due 5/15/31	249,500
290,000	BB+	Senior Notes, 7.375% due 7/15/08	307,400
190,000	B+	Neenah Paper, Inc., Senior Notes, 7.375% due 11/15/14 (a)	185,013
630,000	CCC+	Newpage Corp., Senior Subordinated Notes, 12.000% due 5/1/13 (a)	617,400

		Total Forest Products & Paper	5,222,762

Gas — 0.2%
300,000	NR	Colorado Interstate Gas Co., Debentures, 10.000% due 6/15/05	300,463
Healthcare-Products — 0.7%
558,691	NR	Dade Behring Holdings, Inc., 11.910% due 10/3/10	608,973
163,000	B+	Kinetic Concepts, Inc., Senior Subordinated Notes, 7.375% due 5/15/13	168,705

See Notes to Schedule of Investments.

5

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Healthcare — Products (continued)
$ 510,000	BB-	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	$550,800

		Total Healthcare-Products	1,328,478

Healthcare-Services — 5.4%
1,040,000	B-	Ardent Health Services, Inc., Senior Subordinated Notes, 10.000% due 8/15/13	1,269,216
380,000	B	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	380,000
		Coventry Health Care, Inc., Senior Notes:
100,000	BBB-	5.875% due 1/15/12	100,000
440,000	BBB-	8.125% due 2/15/12	475,200
80,000	BBB-	6.125% due 1/15/15	80,000
		DaVita, Inc.:
325,000	B	Senior Notes, 6.625% due 3/15/13 (a)	329,875
1,125,000	B	Senior Subordinated Notes, 7.250% due 3/15/15 (a)	1,136,250
60,000	B-	Extendicare Health Services, Inc., Senior Subordinated Notes, 6.875% due 5/1/14 (b)	58,500
		HCA, Inc.:
145,000	BB+	Debentures, 7.500% due 11/15/95	141,097
		Notes:
15,000	BB+	5.500% due 12/1/09	15,103
1,020,000	BB+	8.750% due 9/1/10	1,163,287
115,000	BB+	6.300% due 10/1/12	117,544
120,000	BB+	9.000% due 12/15/14	140,679
420,000	BB+	7.690% due 6/15/25	443,874
330,000	BB+	7.500% due 11/6/33	347,780
533,000	BBB-	PacifiCare Health Systems, Inc., 10.750% due 6/1/09	588,965
835,000	B-	Select Medical Corp., Senior Subordinated Notes, 7.625% due 2/1/15 (a)	828,737
		Tenet Healthcare Corp., Senior Notes:
909,000	B	7.375% due 2/1/13 (b)	895,365
1,755,000	B	9.875% due 7/1/14	1,895,400
510,000	B+	Triad Hospitals, Inc., Senior Notes, 7.000% due 5/15/12	532,950

		Total Healthcare-Services	10,939,822

Holding Companies-Diversified — 0.2%
315,000	BB	Leucadia National Corp., Senior Notes, 7.000% due 8/15/13	313,425

Home Builders — 0.0%
85,000	BB-	Meritage Homes Corp., Senior Notes, 6.250% due 3/15/15 (a)	79,900

Home Furnishings — 0.4%
490,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	494,900
410,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.740% due 9/1/12 (b)	268,550

		Total Home Furnishings	763,450

Household Products/Wares — 0.4%
		Spectrum Brands, Inc., Senior Subordinated Notes:
515,000	B-	8.500% due 10/1/13	539,463
200,000	B-	7.375% due 2/1/15 (a)	196,000

		Total Household Products/Wares	735,463

Housewares — 0.2%
530,000	B-	Ames True Temper, Inc., 7.141% due 1/15/12 (b)(c)	500,850

Insurance — 0.4%
75,000	B	AFC Capital Trust I, Series B, 8.207% due 2/3/27	83,879
240,000	BB	Allmerica Financial Corp., Debentures, 7.625% due 10/15/25	245,610

See Notes to Schedule of Investments.

6

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Insurance (continued)
$165,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	$177,375
175,000	BB	Markel Capital Trust I, Series B, 8.710% due 1/1/46	191,644
105,000	BBB-	Markel Corp., Senior Notes, 7.350% due 8/15/34	116,269

		Total Insurance	814,777

Internet - 0.1%
230,000	BB	Hanarotelecom, Inc., Senior Notes, 7.000% due 2/1/12 (a)	223,136

Iron-Steel - 0.7%
760,000	B+	Allegheny Technologies, Inc., Notes, 8.375% due 12/15/11 (b)	801,800
430,000	BBB+	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	503,100

		Total Iron-Steel	1,304,900

Lodging - 4.3%
500,000	B+	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	548,750
		Caesars Entertainment, Inc.:
550,000	BBB-	Senior Notes, 7.500% due 9/1/09	603,625
		Senior Subordinated Notes:
425,000	BB+	9.375% due 2/15/07	455,812
100,000	BB+	7.875% due 3/15/10	111,000
225,000	BB	Chumash Casino & Resort Enterprise, Senior Notes, 9.260% due 7/15/10 (a)	244,125
295,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14 (a)	284,675
1,000,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (b)	1,165,000
350,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	354,813
90,000	BB-	La Quinta Inns, Inc., Senior Notes, 7.400% due 9/15/05	90,900
		Mandalay Resort Group:
600,000	BB	Senior Notes, 9.500% due 8/1/08	669,000
340,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	374,850
		MGM MIRAGE, Inc.:
1,005,000	BB	8.500% due 9/15/10	1,113,037
380,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	412,775
48,000	BB	Mirage Resorts, Inc., Senior Notes, 7.250% due 10/15/06	49,740
1,000,000	B-	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., First Mortgage, 10.750% due 2/1/12	995,000
60,000	B+	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	61,950
1,065,000	B+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 6.625% due 12/1/14 (a)	1,027,725

		Total Lodging	8,562,777

Machinery-Construction & Mining – 0.3%
266,000	BB-	Joy Global, Inc., 8.750% due 3/15/12	299,250
330,000	B	Terex Corp., 9.250% due 7/15/11	358,050

		Total Machinery-Construction & Mining	657,300

Machinery-Diversified – 0.8%
970,000	BB-	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (a)	1,028,200
455,000	B+	NMHG Holding Co., 10.000% due 5/15/09	484,575

		Total Machinery-Diversified	1,512,775

Media – 8.5%
		Cablevision Systems Corp., Senior Notes:
270,000	B+	7.880% due 4/1/09 (a)(c)	284,850
165,000	B+	Series B, 8.000% due 4/15/12	174,281
		CanWest Media, Inc., Senior Subordinated Notes:
430,000	B-	10.625% due 5/15/11	471,387
629	B-	8.000% due 9/15/12 (a)	657

See Notes to Schedule of Investments.

7

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Media (continued)
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
$760,000	CCC-	9.625% due 11/15/09 (b)	$571,900
901,000	CCC-	10.250% due 9/15/10	919,020
590,000	CCC-	Charter Communications Holdings LLC, step bond to yield 18.754% due 5/15/11	384,975
330,000	B+	Corus Entertainment, Inc., Senior Subordinated Notes, 8.750% due 3/1/12	355,575
		CSC Holdings, Inc.:
305,000	BB-	Debentures, 7.875% due 2/15/18	324,825
595,000	BB-	Senior Debentures, 7.625% due 7/15/18 (b)	621,775
		Senior Notes:
285,000	BB-	7.250% due 7/15/08	295,331
145,000	BB-	6.750% due 4/15/12 (a)	148,263
		Senior Notes, Series B:
215,000	BB-	8.125% due 7/15/09	229,513
140,000	BB-	7.625% due 4/1/11	149,100
70,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	77,000
355,000	B	Dex Media East LLC/Dex Media East Finance Co., 9.875% due 11/15/09	394,937
		Dex Media West LLC/Dex Media Finance Co., Senior Notes:
685,000	B	8.500% due 8/15/10	751,787
50,000	B	5.875% due 11/15/11	49,750
		Dex Media, Inc., Discount Notes:
145,000	B	step bond to yield 7.890% due 11/15/13	116,000
65,000	B	step bond to yield 7.944% due 11/15/13	52,000
952,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co., Inc., Senior Notes, 8.375% due 3/15/13	1,059,100
		EchoStar DBS Corp.:
570,000	BB-	6.625% due 10/1/14 (a)	574,275
		Senior Notes:
195,000	BB-	5.750% due 10/1/08	195,000
1,086,000	BB-	6.350% due 10/1/08 (c)	1,118,580
230,000	BB-	9.125% due 1/15/09	245,813
195,000	BB-	6.375% due 10/1/11	197,925
250,000	B-	Emmis Operating Co., 6.875% due 5/15/12	247,813
245,000	B-	Gray Television, Inc., 9.250% due 12/15/11	268,275
355,000	B-	Houghton Mifflin Co., Senior Notes, 8.250% due 2/1/11	370,975
1,065,000	B-	Kabel Deutschland GmbH, 10.625% due 7/1/14 (a)	1,142,212
468,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	505,440
		Paxson Communications Corp.:
276,000	CCC-	10.750% due 7/15/08 (b)	271,860
198,000	CCC-	step coupon bond to yield 12.258% due 1/15/09	184,140
		Primedia, Inc.:
100,000	B	7.625% due 4/1/08	101,000
		Senior Notes:
770,000	B	8.638% due 5/15/10 (c)	812,350
55,000	B	8.875% due 5/15/11	58,025
355,000	B	8.000% due 5/15/13	357,663
200,000	B	Quebecor Media, Inc., Senior Notes, 11.125% due 7/15/11	222,500
335,000	B	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	360,963
345,000	BB-	Reader’s Digest Association, Inc., Senior Notes, 6.500% due 3/1/11	343,275
		Rogers Cable, Inc., Secured Notes:
450,000	BB+	7.875% due 5/1/12	487,125
500,000	BB+	5.500% due 3/15/14	472,500
		Shaw Communications, Inc., Senior Notes:
320,000	BB+	8.250% due 4/11/10	353,600
130,000	BB+	7.250% due 4/6/11	139,100

See Notes to Schedule of Investments.

8

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Media (continued)
		Sinclair Broadcast Group, Inc.:
$494,000	B	8.750% due 12/15/11	$526,110
20,000	B	Senior Subordinated Notes, 8.000% due 3/15/12	20,850
60,000	B	Sun Media Corp., 7.625% due 2/15/13 (b)	63,300

		Total Media	17,072,695

Miscellaneous Manufacturing — 1.2%
795,000	B	Jacuzzi Brands, Inc., Secured Notes, 9.625% due 7/1/10	862,575
660,000	B-	KI Holdings, Inc., Senior Discount Notes, step bond to yield 9.879% due 11/15/14 (a)	379,500
603,000	B	Koppers, Inc., 9.875% due 10/15/13	645,210
520,000	B-	Samsonite Corp., Senior Subordinated Notes, 8.875% due 6/1/11	548,600

		Total Miscellaneous Manufacturing	2,435,885

Office Furnishings — 0.5%
955,000	B-	Interface, Inc., Senior Notes, 10.375% due 2/1/10	1,026,625

Office/Business Equipment — 0.8%
		Xerox Corp.:
915,000	BB-	9.750% due 1/15/09	1,049,963
		Senior Notes:
275,000	BB-	7.125% due 6/15/10	294,250
200,000	BB-	6.875% due 8/15/11	212,500

		Total Office/Business Equipment	1,556,713

Oil & Gas — 6.6%
780,000	BB-	AmeriGas Partners LP, Senior Unsecured Notes, 7.250% due 5/20/15 (a)	787,800
1,105,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,005,550
		Chesapeake Energy Corp.:
792,000	BB-	9.000% due 8/15/12	885,060
		Senior Notes:
945,000	BB-	7.500% due 9/15/13-6/15/14	1,027,325
500,000	BB-	6.375% due 6/15/15 (a)	512,500
		Citgo Petroleum Corp., Senior Notes:
165,000	BB	7.875% due 5/15/06	168,300
50,000	BB	6.000% due 10/15/11	49,250
623,000	B-	El Paso CGP Co., Notes, 7.750% due 6/15/10 (b)	626,115
710,000	B-	El Paso Production Holding Co., Senior Notes, 7.750% due 6/1/13	740,175
		Encore Acquisition Co.:
300,000	B	8.375% due 6/15/12	325,500
80,000	B	Senior Subordinated Notes, 6.250% due 4/15/14	78,400
355,000	B	EXCO Resources, Inc., 7.250% due 1/15/11	347,900
560,000	BB-	Forest Oil Corp., Senior Notes, 8.000% due 6/15/08 - 12/15/11	607,775
		KCS Energy, Inc.:
10,000	B-	7.125% due 4/1/12 (a)	10,000
520,000	B-	Senior Notes, 7.125% due 4/1/12	520,000
530,000	BB+	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	564,921
		Parker Drilling Co.:
820,000	B-	Senior Notes, 9.625% due 10/1/13 (b)	926,600
4,000	B-	Series B, 10.125% due 11/15/09 (b)	4,210
480,000	BB-	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14 (b)	514,800
		Premcor Refining Group, Inc.:
175,000	BB-	6.125% due 5/1/11	183,750
250,000	BB-	6.750% due 5/1/14	266,250
		Senior Notes:
415,000	BB-	9.250% due 2/1/10	459,612
315,000	BB-	6.750% due 2/1/11	337,050

See Notes to Schedule of Investments.

9

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Oil & Gas (continued)
$200,000	B	Senior Subordinated Notes, 7.750% due 2/1/12	$217,000
505,000	BB-	Pride International, Inc., Senior Notes, 7.375% due 7/15/14 (b)	556,762
65,000	B	Range Resources Corp., 6.375% due 3/15/15	63,700
		Vintage Petroleum, Inc.:
10,000	BB-	Senior Notes, 8.250% due 5/1/12	10,900
219,000	B	Senior Subordinated Notes, 7.875% due 5/15/11 (b)	232,140
1,105,000	BB+	Western Oil Sands, Inc., Secured Notes, 8.375% due 5/1/12	1,241,744

		Total Oil & Gas	13,271,089

Oil & Gas Services - 0.9%
580,000	BB-	Compagnie Generale de Geophysique SA (CGG), 7.500% due 5/15/15 (a)	582,900
586,000	BB	Grant Prideco Escrow Corp., 9.000% due 12/15/09 (b)	647,530
		Hanover Compressor Co.:
105,000	B	8.625% due 12/15/10	108,675
130,000	B	Senior Notes, 9.000% due 6/1/14	135,200
175,000	B+	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	182,437
60,000	B	Universal Compression, Inc., Senior Notes, 7.250% due 5/15/10	61,575

		Total Oil & Gas Services	1,718,317

Packaging & Containers - 3.2%
250,000	BB	Ball Corp., 6.875% due 12/15/12	263,438
295,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	321,550
		Crown Cork & Seal Co., Inc., Debentures:
45,000	B	8.000% due 4/15/23	42,975
20,000	B	7.375% due 12/15/26	17,975
		Crown European Holdings SA, Secured Notes:
40,000	B+	9.500% due 3/1/11	44,000
175,000	B	10.875% due 3/1/13	202,781
		Graham Packaging Co., Inc.:
90,000	CCC+	Senior Notes, 8.500% due 10/15/12 (a)	90,900
775,000	CCC+	Subordinated Notes, 9.875% due 10/15/14 (a)(b)	773,062
985,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	965,300
200,000	B	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	197,500
		Owens-Brockway Glass Container, Inc.:
		Secured Notes:
50,000	BB-	8.875% due 2/15/09	53,375
995,000	BB-	8.750% due 11/15/12	1,099,475
35,000	B	8.250% due 5/15/13	37,975
85,000	B	Owens-Illinois, Inc., Debentures, 7.500% due 5/15/10 (b)	90,100
90,000	B+	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	98,775
860,000	CCC	Portola Packaging, Inc., Senior Notes, 8.250% due 2/1/12 (b)	552,550
265,000	B+	Silgan Holdings, Inc., Senior Subordinated Notes, 6.750% due 11/15/13	266,325
		Smurfit-Stone Container Enterprises, Inc., Senior Notes:
940,000	B	9.250% due 2/1/08	975,250
100,000	B	9.750% due 2/1/11	106,250
25,000	B	8.375% due 7/1/12	25,063
315,000	B-	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14 (b)	303,975

		Total Packaging & Containers	6,528,594

Pharmaceuticals - 0.4%
760,000	CCC+	Leiner Health Products, Inc., Senior Subordinated Notes, 11.000% due 6/1/12	771,400

Pipelines - 3.9%
		ANR Pipeline Co.:
260,000	B	Debentures, 9.625% due 11/1/21	328,818
210,000	B	Notes, 8.875% due 3/15/10 (b)	229,784

See Notes to Schedule of Investments.

10

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Pipelines (continued)
		Dynegy Holdings, Inc.:
$1,195,000	B-	Second Priority Senior Secured Notes, 10.125% due 7/15/13 (a)	$1,332,425
425,000	CCC+	Senior Notes, 8.750% due 2/15/12 (b)	442,531
		El Paso Corp., Senior Notes:
800,000	B-	7.800% due 8/1/31 (b)	753,000
475,000	B-	7.750% due 1/15/32 (b)	445,313
100,000	B	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	115,103
110,000	B+	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 6.875% due 11/1/14 (a)	105,600
280,000	BB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 6/15/14	292,600
		Southern Natural Gas Co., Notes:
301,000	B	8.875% due 3/15/10	329,358
125,000	B	8.000% due 3/1/32	139,856
268,000	B+	Transcontinental Gas Pipe Line Corp., Senior Notes/Series B, 8.875% due 7/15/12 (b)	320,260
140,000	B	TransMontaigne, Inc., Senior Subordinated Notes, 9.125% due 6/1/10	143,500
		Williams Cos., Inc.:
160,000	B+	Debentures, Series A, 7.500% due 1/15/31	168,400
		Notes:
675,000	B+	7.125% due 9/1/11	725,625
50,000	B+	7.750% due 6/15/31	53,625
1,573,000	B+	8.750% due 3/15/32	1,852,207

		Total Pipelines	7,778,005

Real Estate — 0.5%
		CB Richard Ellis Services, Inc.:
50,000	B	11.250% due 6/15/11	56,063
286,000	BB-	Senior Notes, 9.750% due 5/15/10	320,677
		Forest City Enterprises, Inc.:
90,000	BB-	Senior Notes, 7.625% due 6/1/15	94,500
490,000	BB-	Senior Unsecured Notes, 6.500% due 2/1/17	494,900

		Total Real Estate	966,140

REITS — 1.1%
		Host Marriott LP:
		Senior Notes:
250,000	B+	7.125% due 11/1/13	258,750
315,000	B+	6.375% due 3/15/15 (a)	309,488
230,000	B+	Series I, 9.500% due 1/15/07	246,100
365,000	BB-	Omega Healthcare Investors, Inc., Senior Notes, 7.000% due 4/1/14	365,912
		Rouse Co., Notes:
240,000	BB+	8.000% due 4/30/09	263,403
145,000	BB+	7.200% due 9/15/12	156,271
		Ventas Realty LP/Ventas Capital Corp.:
307,000	BB	8.750% due 5/1/09 (b)	333,863
183,000	BB	9.000% due 5/1/12	208,620
		Senior Notes:
70,000	BB	6.750% due 6/1/10 (a)	71,750
90,000	BB	7.125% due 6/1/15 (a)	92,250

		Total REITS	2,306,407

Retail — 3.5%
100,000	BB-	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Senior Notes, 10.000% due 4/15/06	104,000
769,000	B	Asbury Automotive Group, Inc., 9.000% due 6/15/12 (b)	788,225

See Notes to Schedule of Investments.

11

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Retail (continued)
$180,000	B	Couche Tard U.S. LP/Couche-Tard Finance Corp., Senior Subordinated Notes, 7.500% due 12/15/13	$188,100
500,000	CCC+	Denny’s Corp./Denny’s Holdings, Inc., 10.000% due 10/1/12	506,250
512,000	B-	Domino’s, Inc., Senior Subordinated Notes, 8.250% due 7/1/11	540,160
600,000	B-	Ferrellgas Partners LP/Ferrellgas Partners Finance, Senior Notes, 8.750% due 6/15/12	591,000
		JC Penney Co., Inc.:
580,000	BB+	Debentures, 7.400% due 4/1/37	609,000
470,000	BB+	Notes, 6.875% due 10/15/15 (b)	495,850
200,000	B-	Pantry, Inc., Senior Subordinated Notes, 7.750% due 2/15/14	202,000
		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes:
850,000	B	6.875% due 12/15/13 (b)	803,250
345,000	B	6.875% due 12/15/13 (a)	326,025
		Toys “R” Us, Inc., Notes:
190,000	BB	7.875% due 4/15/13 (b)	171,000
1,820,000	BB	7.375% due 10/15/18 (b)	1,465,100
195,000	B	United Auto Group, Inc., 9.625% due 3/15/12	205,725

		Total Retail	6,995,685

Semiconductors — 0.1%
200,000	BB+	Freescale Semiconductor, Inc., Senior Notes, 5.891% due 7/15/09 (c)	208,000

Storage/Warehousing — 0.1%
265,000	BB-	Mobile Mini, Inc., Senior Notes, 9.500% due 7/1/13	290,175

Telecommunications — 12.9%
487,000	CCC+	Alamosa Delaware, Inc., Senior Notes, 11.000% due 7/31/10	545,440
		AT&T Corp., Senior Notes:
204,000	BB+	8.050% due 11/15/11	235,365
1,205,000	BB+	9.750% due 11/15/31 (f)	1,536,375
800,000	CCC	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations, Senior Notes, 8.125% due 2/1/14	832,000
		Cincinnati Bell, Inc., Senior Subordinated Notes:
960,000	B-	8.375% due 1/15/14 (b)	955,200
150,000	B-	8.375% due 1/15/14 (a)	149,250
		Citizens Communications Co.:
675,000	BB+	Notes, 9.250% due 5/15/11	750,937
		Senior Notes:
95,000	BB+	7.625% due 8/15/08	99,394
90,000	BB+	6.250% due 1/15/13	87,300
490,000	BB+	9.000% due 8/15/31	502,250
630,000	B-	Hawaiian Telcom Communications, Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)(b)	658,350
		Inmarsat Finance PLC:
320,000	B-	7.625% due 6/30/12	334,400
447,000	CCC+	step bond to yield 10.192% due 11/15/12 (b)	333,015
120,000	B	Insight Midwest LP/Insight Capital, Inc., Senior Notes, 10.500% due 11/1/10	128,400
		Intelsat Bermuda Ltd., Senior Notes:
1,425,000	B+	8.250% due 1/15/13 (a)	1,457,062
85,000	B+	8.625% due 1/15/15 (a)	87,656
		Intelsat Ltd., Notes:
770,000	B	7.625% due 4/15/12 (b)	658,350
350,000	B	6.500% due 11/1/13	278,250
185,000	B	Intelsat Special Subsidiary Ltd., Senior Discount Notes, step bond to yield 9.756% due 2/1/15 (a)	117,938
355,000	B	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	308,850
		MCI, Inc., Senior Notes:
745,850	B+	6.908% due 5/1/07	759,835

See Notes to Schedule of Investments.

12

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Telecommunications (continued)
$100,851	B+	7.688% due 5/1/09	$105,894
625,000	B+	8.735% due 5/1/14	701,563
		Nextel Communications, Inc., Senior Notes:
470,000	BB	6.875% due 10/31/13	501,725
1,590,000	BB	5.950% due 3/15/14	1,633,725
960,000	BB	7.375% due 8/1/15	1,042,800
344,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	347,440
150,000	B-	NTL Cable PLC, 8.750% due 4/15/14	154,500
		PanAmSat Corp.:
595,000	B+	9.000% due 8/15/14	650,038
105,000	BB+	Notes, 6.375% due 1/15/08	106,575
700,000	B	Qwest Capital Funding, Inc., 7.900% due 8/15/10 (b)	675,500
		Qwest Communications International, Inc., Senior Notes:
260,000	B	6.768% due 2/15/09 (a)(c)	258,050
310,000	B	7.750% due 2/15/11 (a)	301,475
115,000	B	7.750% due 2/15/14 (a)	111,550
		Qwest Corp.:
		Debentures:
395,000	BB-	7.500% due 6/15/23	351,550
310,000	BB-	8.875% due 6/1/31	308,450
170,000	BB-	7.250% due 10/15/35	147,900
50,000	BB-	Notes, 9.125% due 3/15/12 (a)	54,500
1,065,000	BB-	Senior Notes, 7.875% due 9/1/11 (a)	1,110,262
1,619,000	B	Qwest Services Corp., Notes, 13.500% due 12/15/10 (a)	1,853,755
		Rogers Wireless Communications, Inc.:
		Secured Notes:
425,000	BB	6.135% due 12/15/10 (c)	445,188
220,000	BB	7.250% due 12/15/12	236,500
150,000	BB	6.375% due 3/1/14	150,000
791,000	BB	Senior Notes, 9.625% due 5/1/11	923,492
35,000	B+	Senior Subordinated Notes, 8.000% due 12/15/12 (b)	37,406
185,000	BB	Rogers Wireless, Inc., Debentures, 9.750% due 6/1/16	221,075
595,000	CCC	Rural Cellular Corp., Senior Subordinated Notes, 9.750% due 1/15/10 (b)	529,550
550,000	B-	Telcordia Technologies, Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	484,000
480,000	CCC-	U.S. Unwired, Inc., Secured Notes, Series B, 10.000% due 6/15/12	528,000
390,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	423,150
755,000	B	Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes, 7.750% due 2/15/15 (a)	738,012

		Total Telecommunications	25,949,242

Transportation — 1.9%
		CHC Helicopter Corp., Senior Subordinated Notes:
215,000	B	7.375% due 5/1/14	208,550
135,000	B	7.375% due 5/1/14 (a)	130,950
540,000	BB-	GulfMark Offshore, Inc., Senior Notes, 7.750% due 7/15/14 (a)	554,850
820,000	Caa2(d)	H-Lines Finance Holding Corp., Senior Discount Notes, step bond to yield 10.997% due 4/1/13 (a)	639,600
480,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (a)	507,000
552,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	549,240
480,000	B-	Progress Rail Services Corp./Progress Metal Reclamation Co., Senior Notes, 7.750% due 4/1/12 (a)	477,600
707,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	802,445

		Total Transportation	3,870,235

See Notes to Schedule of Investments.

13

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES (continued)
Utilities — 0.9%
		Empresa Nacional de Electricidad SA:
$700,000	BBB-	Notes, 8.625% due 8/1/15	$824,959
20,000	BBB-	Unsubordinated Notes, 8.350% due 8/1/13	22,959
220,000	BB-	MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% due 9/1/10	222,200
290,000	BB	MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Secured Notes, 8.500% due 9/1/10	301,600
40,000	BB	TECO Energy, Inc., Senior Notes, 6.750% due 5/1/15 (a)	41,100
		TXU Corp.:
200,000	BB+	5.550% due 11/15/14 (a)	192,443
195,000	BB+	Notes, 4.800% due 11/15/09 (a)	190,210

		Total Utilities	1,795,471

		TOTAL CORPORATE BONDS & NOTES (Cost — $187,641,441)	189,861,656

CONVERTIBLE BONDS & NOTES — 0.3%
Chemicals — 0.1%
310,000	B+	Hercules, Inc., Series Unit, 6.500% due 6/30/29	243,350

Semiconductors — 0.2%
300,000	B	Fairchild Semiconductor Corp., 5.000% due 11/1/08	293,625

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $556,097)	536,975

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
513,345		Blackrock Capital Finance LP, 9.479% due 9/25/26	313,140
179,929		Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40	28,789

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $391,899)	341,929

SOVEREIGN BOND — 0.4%
Brazil — 0.4%
590,000	BB-	Federative Republic of Brazil, 14.500% due 10/15/09 (b) (Cost — $756,675)	770,688

Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Specialty Retail — 0.0%
65,574		Frank’s Nursery & Crafts, Inc. * (Cost — $713,595)	47,869

PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
56		Paxson Communications Corp., 14.250% (b)(e)	365,007
8,460		Shaw Communications, Inc., 8.500%	216,026

		TOTAL CONSUMER DISCRETIONARY	581,033

HEALTH CARE — 0.2%
Health Care Equipment & Supplies — 0.2%
489		Fresenius Medical Care Capital Trust II, 7.875%	513,450

		TOTAL PREFERRED STOCKS (Cost — $995,928)	1,094,483

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $191,055,635)	192,653,600

See Notes to Schedule of Investments.

14

High Yield Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 16.0%
REPURCHASE AGREEMENTS — 2.7%
$814,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deustche Bank Securities, Inc., 3.050% due 6/1/05, Proceeds at maturity—$814,069; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 2/15/11 to 5/15/35; Market value - $830,280)	$814,000
4,595,000	State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05, Proceeds at maturity—$4,595,342; (Fully collateralized by U.S. Treasury Notes & Bonds, 3.750% to 8.750% due 5/15/08 to 8/15/20; Market value - $4,692,984)	4,595,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $5,409,000)	5,409,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 13.3%
26,748,498	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $26,748,498)	26,748,498

	TOTAL SHORT-TERM INVESTMENTS (Cost — $32,157,498)	32,157,498

	TOTAL INVESTMENTS — 111.9% (Cost — $223,213,133#)	224,811,098

	Liabilities In Excess of Other Assets — (11.9)%	(23,853,692)

	TOTAL NET ASSETS — 100.0%	$200,957,406

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of security is on loan.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Rating by Moody’s Investors Service.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

15

Municipal Bond Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 94.9%
Arizona — 2.9%
$1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, 5.650% due 5/1/14 (b)	$1,078,650

California — 6.2%
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,200,154
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,113,670

		Total California	2,313,824

Colorado — 3.2%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,178,630

Connecticut — 2.9%
1,000,000	AAA	Connecticut State, GO, Refunding, Series B, MBIA-Insured, 5.000% due 6/1/17	1,100,300

District of Columbia — 6.1%
1,000,000	AAA	District of Columbia, GO, Series B, CPI Linked, FSA-Insured, 5.437% due 12/1/05 (b)(c)	1,112,530
1,075,000	AAA	Metropolitian Washington, D.C. Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18	1,165,891

		Total District of Columbia	2,278,421

Florida — 6.6%
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,085,720
1,250,000	AAA	Tampa, FL, Utility Tax & Special Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 10/1/19	1,386,250

		Total Florida	2,471,970

Hawaii — 3.0%
1,000,000	AA-	Maui County, HI, GO, Series A, 5.500% due 3/1/15	1,103,750

Illinois — 6.2%
1,000,000	AAA	Chicago, IL, Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,143,320
1,000,000	AAA	University of Illinios, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,171,250

		Total Illinois	2,314,570

Indiana — 9.1%
1,000,000	Aaa(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Call 1/15/11 @ 101, 5.000% due 1/15/17 (d)	1,104,000
1,200,000	A+	Indiana Bond Bank, Special Project Hendricks, Series B, Call 2/1/07 @ 102, 6.125% due 2/1/17 (d)	1,284,528
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, 5.750% due 9/1/15 (e)	1,007,810

		Total Indiana	3,396,338

Iowa — 3.0%
1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,119,780

Michigan — 3.0%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,136,590

See Notes to Schedule of Investments.

1

Municipal Bond Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value
Minnesota — 2.2%
$750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, 5.750% due 1/1/18	$813,967

Nevada — 3.5%
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,310,866

New Jersey — 3.1%
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,145,370

New York — 6.3%
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23 (c)	1,099,990
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,243,286

		Total New York	2,343,276

North Carolina — 2.9%
1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,080,870

Ohio — 2.7%
1,000,000	AAA	Ohio State Building Authority Revenue, State Facilities Adult Correctional Project, Series A, MBIA-Insured, 4.500% due 4/1/24	1,027,830

Oklahoma — 2.9%
1,000,000	AAA	Oklahoma City, Ok, Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,065,880

Oregon — 2.9%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,075,190

Pennsylvania — 2.7%
1,000,000	Aaa(a)	Pennsylvania State Higher EFA Revenue, State Systems Higher Education, Series Z, MBIA-Insured, 4.000% due 6/15/20	1,002,250

Texas — 7.8%
1,000,000	AAA	Grapevine, TX, GO, FGIC-Insured, 5.700% due 8/15/16	1,115,790
705,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	733,137
1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,066,900

		Total Texas	2,915,827

Washington — 2.7%
1,000,000	AAA	Seattle, WA, Water System Revenue, Refunding, MBIA-Insured, 4.625% due 9/1/24	1,024,390

Wisconsin — 3.0%
1,000,000	Aaa(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,106,220

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $33,464,873)	35,404,759

Face Amount
SHORT-TERM INVESTMENTS — 3.6%(f)
Tennessee — 2.8%
		Blount County, TN, Public Building Authority, Local Government Public Improvement Revenue:
290,000		Series A-1H, AMBAC-Insured, LOC-KBC Bank NV, 2.960% due 6/3/05	290,000

See Notes to Schedule of Investments.

2

Municipal Bond Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security	Value
Tennessee (continued)
$100,000	Series A-2C, AMBAC-Insured, LOC-KBC Bank NV, 2.960% due 6/3/05	$100,000
	Sevier County, TN, Public Building Authority, Local Government Public Improvement Revenue:
400,000	Series IV-1, FSA-Insured, 2.960% due 6/3/05	400,000
260,000	Series IV-E-1, AMBAC-Insured, 2.960% due 6/3/05	260,000

	Total Tennessee	1,050,000

Texas — 0.2%
100,000	Harris County, TX, Health Facilities Development Corp. Revenue, Special Facilities, Texas Medical Center Project, MBIA-Insured, 2.950% due 6/3/05	100,000

Indiana — 0.3%
100,000	Indiana State Educational Facilities Authority Revenue, LOC-Northern Trust Co., 2.960% due 6/3/05	100,000

Missouri — 0.3%
100,000	Missouri State HEFA, Educational Facilities Revenue, LOC-Bank of America NA, 2.960% due 6/3/05	100,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,350,000)	1,350,000

	TOTAL INVESTMENTS — 98.5% (Cost — $34,814,873#)	36,754,759
	Other Assets In Excess of Liabilities — 1.5%	545,362

	TOTAL NET ASSETS — 100.0%	$37,300,121

#	Aggregate cost for federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service, Inc.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation

Summary of Investments by Industry*

General Obligation	27.5%
Education	21.8
Public Facilities	14.6
Transportation	9.2
Water and Sewer	9.0
Utilities	6.0
Finance	3.5
Industrial Development	3.4
Hospitals	3.0
Housing	2.0

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

3

International Fixed Income Investments

Schedule of Investments (unaudited)	May 31, 2005

Face Amount†		Security	Value
SOVEREIGN BONDS — 51.9%
Belgium — 0.2%
400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08 (a)	$540,015

France — 11.8%
		French Treasury Notes:
1,100,000	EUR	5.000% due 7/12/05	1,362,608
1,000,000	EUR	3.000% due 7/12/08 (a)	1,259,459
		Government of France:
6,500,000	EUR	6.500% due 4/25/11 (a)	9,629,733
3,600,000	EUR	4.000% due 4/25/14-10/25/14 (a)	4,721,090
1,900,000	EUR	5.500% due 4/25/29 (a)	2,967,861
3,000,000	EUR	5.750% due 10/25/32 (a)	4,903,897
100,000	EUR	4.750% due 4/25/35 (a)	143,408

		Total France	24,988,056

Germany — 13.0%
400,000	EUR	Bundesobligation, 3.500% due 10/9/09 (a)	512,606
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09	265,821
6,800,000	EUR	5.000% due 7/4/12 (a)	9,483,751
700,000	EUR	4.500% due 1/4/13 (a)	950,521
3,400,000	EUR	4.250% due 1/4/14-7/4/14 (a)	4,550,692
5,900,000	EUR	6.250% due 1/4/24-1/4/30 (a)	9,984,653
500,000	EUR	6.500% due 7/4/27 (a)	869,879
600,000	EUR	4.750% due 7/4/34 (a)	862,557

		Total Germany	27,480,480

Greece — 2.5%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	5,313,117

Italy — 0.7%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,390,614

Japan — 9.3%
		Japan Government:
1,950,000,000	JPY	1.500% due 3/20/14	18,679,283
110,000,000	JPY	1.600% due 6/20/14	1,058,976

		Total Japan	19,738,259

Netherlands — 2.6%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08 (a)	5,369,506
200,000	EUR	3.750% due 7/15/14 (a)	257,465

		Total Netherlands	5,626,971

Poland — 0.9%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	1,918,231

Portugal — 2.4%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	5,064,789

Russia — 0.5%
1,000,000		Russian Federation, step bond to yield 3.443% due 3/31/30 (a)	1,099,950

Spain — 7.2%
		Spanish Government:
8,800,000	EUR	3.600% due 1/31/09 (a)	11,302,790
2,200,000	EUR	5.750% due 7/30/32 (a)	3,594,890

See Notes to Schedule of Investments.

1

International Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†		Security	Value
Spain (continued)
200,000	EUR	4.200% due 1/31/37 (a)	$262,798

		Total Spain	15,160,478

United Kingdom — 0.8%
860,000	GBP	United Kingdom Treasury Gilt, 7.500% due 12/7/06 (a)	1,641,862

		TOTAL SOVEREIGN BONDS (Cost — $110,302,751)	109,962,822

CORPORATE BONDS & NOTES — 4.3%(a)
France — 0.2%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	459,578

Greece — 0.2%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	481,659

Hong Kong — 0.3%
500,000	EUR	Hutchinson Whampoa Finance Ltd., 5.875% due 7/8/13	697,357

Italy — 0.5%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	1,021,439

Luxembourg — 0.3%
500,000	EUR	Hannover Finance SA, 6.250% due 3/14/31 (b)	695,525

Mexico — 0.4%
540,000	EUR	PEMEX Project Funding Master Trust, 6.250% due 8/5/13 (c)	734,228

Netherlands — 0.2%
280,000	EUR	TPSA Eurofinance BV, Medium-Term Note, 6.625% due 3/1/06	356,598

United States — 2.2%
300,000		DaimlerChrysler NA Holding Corp., 6.400% due 5/15/06	305,981
1,600,000		Ford Motor Credit Co., Unsecured Notes, 4.000% due 3/21/07 (b)	1,555,837
700,000		General Motors Acceptance Corp., Notes, 6.750% due 1/15/06	704,519
500,000		IBJ Preferred Capital Co., 8.790% due 6/30/08 (c)	551,523
1,000,000		Morgan Stanley, Senior, Medium-Term Note, Series F, 3.275% due 1/18/08 (b)	1,000,283
400,000		Time Warner, Inc., 6.125% due 4/15/06	407,616
100,000		Tyco International Group SA, 6.375% due 2/15/06	101,688

		Total United States	4,627,447

		TOTAL CORPORATE BONDS & NOTES (Cost — $8,518,756)	9,073,831

ASSET-BACKED SECURITY — 0.9%
Home Equity ABS — 0.9%
1,979,499		AAA Trust, Series 2005-2, Class A1, 3.190% due 11/26/35 (a)(b)(c) (Cost — $1,979,499)	1,979,499

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%(a)(b)
		Countrywide Home Loans:
291,796		Series 2005-11, Class 3A1, 4.139% due 4/25/35	295,851
1,240,599		Series 2005-2, Class 1A1, 3.410% due 3/25/35	1,241,375
285,514		Series 2005-3, Class 2A1, 3.380% due 4/25/35	285,692
500,000		Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, 3.310% due 5/25/45	500,000
30,940		Washington Mutual, Series 2002-AR9, Class 1A, 3.746% due 8/25/42	31,165

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $2,355,083)	2,354,083

See Notes to Schedule of Investments.

2

International Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†		Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.3%
U.S. Government Agency — 7.6%
		Federal National Mortgage Association (FNMA):
15,400,404		5.500% due 5/1/34-2/1/35 (a)	$15,630,905
400,000		5.500% due 6/1/35 (d)(e)	405,500

		Total U.S. Government Agency	16,036,405

U.S. Government Obligations — 11.7%
2,700,000		U.S. Treasury Bonds, 8.750% due 5/15/17 (a)	3,856,256
		U.S. Treasury Inflation-Index Notes:
6,369,543		2.000% due 1/15/14-7/15/14 (a)	6,593,249
809,664		1.625% due 1/15/15 (a)	810,550
		U.S. Treasury Notes:
7,300,000		4.000% due 4/15/10 (a)	7,377,570
4,100,000		4.875% due 2/15/12	4,354,971
1,400,000		4.250% due 8/15/13	1,431,829
400,000		4.125% due 5/15/15	404,000

		Total U.S. Government Obligations	24,828,425

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $40,507,870)	40,864,830

Contracts
PURCHASED OPTIONS — 0.0%
Germany — 0.0%
47	EUR	Federal Republic of Germany, 10yr Futures, Put @ $111, Expire 8/24/05	580

United States — 0.0%
151		Eurodollar Futures, Put @ $94.625, Expire 9/19/05	944

		TOTAL PURCHASED OPTIONS (Cost — $2,113)	1,524

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $163,666,072)	164,236,589

Face Amount
SHORT-TERM INVESTMENTS — 34.3%
COMMERCIAL PAPER — 21.0%
300,000		Bank of America NA, 3.010% due 7/7/05 (a)	299,097
		CBA Delaware Finance:
1,700,000		3.020% due 7/8/05 (a)	1,694,723
4,600,000		3.205% due 8/22/05 (a)	4,563,962
1,000,000		Comcast Corp., 3.250% due 6/13/05 (a)	998,917
2,100,000		Danske Corp., 3.135% due 8/11/05 (a)	2,082,810
		Dexia Delaware LLC:
2,400,000		3.000% due 7/5/05 (a)	2,393,200
800,000		3.160% due 8/15/05 (a)	793,680
900,000		DnB NOR Bank ASA, 3.280% due 9/29/05 (a)	890,078
		HBOS Treasury Services PLC:
700,000		3.100% due 7/28/05 (a)	696,564
1,700,000		3.120% due 8/8/05 (a)	1,686,532
3,700,000		3.160% due 8/17/05 (a)	3,670,120
1,300,000		ING U.S. Funding LLC, 3.100% due 7/27/05 (a)	1,293,731
		Ixis Commercial Paper Corp.:
1,800,000		3.050% due 7/19/05 (a)	1,792,680
1,900,000		3.165% due 8/12/05 (a)	1,884,799
2,700,000		Nordea North America, Inc., 3.205% due 8/26/05 (a)	2,677,885

See Notes to Schedule of Investments.

3

International Fixed Income Investments

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount†		Security	Value
COMMERCIAL PAPER (continued)
4,200,000		Rabobank USA Finance Corp., 3.010% due 6/27/05 (a)	$4,190,870
2,900,000		Skandinaviska Enskilda Banken AB, 3.180% due 8/19/05 (a)	2,876,689
		UBS Finance Delaware LLC:
2,300,000		3.020% due 7/22/05 (a)	2,290,160
2,300,000		3.180% due 9/6/05 (a)	2,276,461
1,800,000		3.255% due 9/26/05 (a)	1,779,819
3,700,000		Westpac Capital Corp., 3.010% due 7/8/05 (a)	3,688,554

		TOTAL COMMERCIAL PAPER (Cost - $44,550,112)	44,521,331

FOREIGN TREASURY CERTIFICATE — 11.0%
19,000,000	EUR	Netherlands Government, 2.021% due 7/29/05 (a) (Cost - $24,385,843)	23,390,029

U.S. GOVERNMENT OBLIGATIONS — 0.6%
		U.S. Treasury Bills:
410,000		2.658% due 6/16/05 (a)(f)	409,546
50,000		2.662% due 6/16/05 (a)(f)	49,945
30,000		2.730% due 6/16/05 (a)(f)	29,966
40,000		2.733% due 6/16/05 (a)(f)	39,954
290,000		2.740% due 6/16/05 (a)(f)	289,669
240,000		2.750% due 6/16/05 (a)(f)	239,725
110,000		2.760% due 6/16/05 (a)(f)	109,873

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,168,678)	1,168,678

REPURCHASE AGREEMENT — 1.7%
3,495,000		State Street Bank & Trust Co., dated 5/31/05, 2.680% due 6/1/05; Proceeds at maturity - $3,495,260; (Fully collateralized by U.S. Treasury Bond, 10.375% due 11/15/12; Market value - $3,568,875) (a) (Cost - $3,495,000)	3,495,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $73,599,633)	72,575,038

		TOTAL INVESTMENTS — 111.8% (Cost — $237,265,705 #)	236,811,627
		Liabilities In Excess of Other Assets — (11.8)%	(24,986,496)

		TOTAL NET ASSETS — 100.0%	$211,825,131

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, foreign currency contracts, mortgage dollar rolls and/or short sales.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	This security is traded on a “to-be-announced” basis.

(e)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(f)	All or a portion of this security is held as collateral for open futures contracts.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Currency abbreviations used in this schedule:
EUR	— Euro Currency
GBP	— Great Britain Pound
JPY	— Japanese Yen
PLN	— Polish Zloty

Summary of Investments by Industry*

Government	94.7%
Finance	3.0
Communications	0.6
Repurchase Agreement	1.5
Energy	0.2

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

4

International Fixed Income Investments

Schedule of Securities Sold Short (unaudited)	May 31, 2005

Face Amount†	Security	Value
30,000GBP	United Kingdom Treasury Gilt, 5.000% due 9/7/14 (Proceeds - $57,768)	$57,634

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
57	U.S. Treasury 10 Year Note Future Call	8/05	$115.00	$27,609
76	U.S. Treasury Bonds Future Put	8/05	110.00	11,875

	TOTAL OPTIONS WRITTEN (Premiums received — $32,818)			$39,484

See Notes to Schedule of Investments.

5

Ratings (unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB,B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.
Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa and Ca	— Bonds rated “Caa” and “Ca” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings

VMIG 1	— Moody’s highest rating for issues having demand feature — variable-rate demand obligation (VRDO).
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1

— Standard & Poor’s highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Notes to the Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments (formerly known as Intermediate Fixed Income Investments), High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investments funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and Futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Option. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two

Notes to the Schedule of Investments (unaudited)

parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(g) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(j) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

Notes to the Schedule of Investments (unaudited)

(k) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Security Transactions. Security Transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Large Capitalization Value Equity Investments	$177,897,162	$(29,505,574)	$148,391,588
Large Capitalization Growth Investments	287,210,470	(24,394,467)	262,816,003
Small Capitalization Value Equity Investments	85,262,293	(12,434,331)	72,827,962
Small Capitalization Growth Investments	97,098,593	(19,984,638)	77,113,955
International Equity Investments	125,739,299	(13,623,430)	112,115,869
Emerging Markets Equity Investments	63,210,615	(3,285,311)	59,925,304
Core Fixed Income Investments	8,515,934	(3,478,957)	5,036,977
High Yield Investments	5,778,220	(4,180,255)	1,597,965
Municipal Bond Investments	1,939,895	(9)	1,939,886
International Fixed Income Investments	2,439,347	(2,893,425)	(454,078)

Notes to the Schedule of Investments (unaudited)

At May 31, 2005, Core Fixed Income Investments, International Fixed Income Investments and Emerging Markets Equity Investments had the following open futures contracts:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day GBP Libor Future	7	12/05	$1,519,919	$1,522,669	$2,750
Euro Dollar	92	9/05	22,304,962	22,140,950	(164,012)
Euro Dollar	178	9/05	42,895,790	42,823,413	(72,377)
Euro Dollar	190	12/05	45,645,150	45,657,000	11,850
Euro Dollar	103	3/06	24,732,862	24,734,163	1,301
Euro Dollar	26	12/06	6,242,275	6,232,525	(9,750)
U.S. 10 Year Treasury Bonds	9	6/05	1,003,500	1,015,594	12,094
U.S. 2 Year Treasury Bonds	4	9/05	830,938	830,875	(63)
Contracts to Sell:
U.S. 5 Year Treasury Notes	180	6/05	19,344,375	19,634,063	(289,688)
U.S. 5 Year Treasury Notes	13	6/05	1,402,904	1,418,016	(15,112)
U.S. 5 Year Treasury Notes	25	9/05	2,713,383	2,719,141	(5,758)
U.S. 10 Year Treasury Notes	113	9/05	12,702,896	12,799,016	(96,120)

Net Unrealized Loss on Open Futures Contracts					$(624,885)

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	18	6/05	$2,072,813	$2,114,438	$41,625
U.S. 10 Year Treasury Notes	22	6/05	2,412,266	2,482,563	70,297
Japan Government Bonds 10 Year	8	6/05	10,283,069	10,427,943	144,874
Germany Federation Republic Bonds 10 Year	188	6/05	27,685,678	28,426,179	740,501
Germany Federation Republic Bonds 10 Year	82	9/05	12,265,672	12,363,559	97,887
Euro Dollar	271	9/05	65,178,063	65,219,538	41,475
Contracts to Sell:
U.S. 10 Year Treasury Bonds	31	9/05	3,498,641	3,511,234	(12,593)
Euro Dollar	143	9/06	34,155,550	34,298,550	(143,000)

Net Unrealized Gain on Open Futures Contracts					$981,066

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Basic Value	Market Value	Unrealized Gain
Contracts to Buy:
Taiwan MSCI	119	6/05	$2,938,443	$2,990,470	$52,027

At May 31, 2005, Core Fixed Income Investments and International Fixed Income Investments held purchased put options with a total cost of $3,520 and $2,113, respectively, and a total market value of $2,356 and $1,524, respectively.

Notes to the Schedule of Investments (unaudited)

During the period ended May 31, 2005, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2004	259	$175,573
Options written	1,482	576,281
Options closed	(993)	(436,972)
Options expired	(474)	(196,608)

Options written, outstanding May 31, 2005	274	$118,274

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2004	—	$0
Options written	466	138,022
Options closed	(212)	(61,455)
Options expired	(121)	(43,749)

Options written, outstanding May 31, 2005	133	$32,818

As of May 31, 2005, Core Fixed Income Investments and International Fixed Income Investments entered into the following swap agreements:

Core Fixed Income Investments

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 15, 2005
Notional Amount:	$3,000,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2007
Unrealized Depreciation as of 5/31/05:	($3,003)

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2035
Unrealized Appreciation as of 5/31/05:	$143,081

Swap Counterparty:	Merrill Lynch International
Effective Date:	March 12, 2005
Notional Amount:	$600,000
Payments Made by Fund:	Fixed Rate, 0.610%
Termination Date:	March 20, 2007
Unrealized Depreciation as of 5/31/05:	($383)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Appreciation as of 5/31/05:	$12,184

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	May 19, 2005
Notional Amount:	$100,000
Payments Made by Fund:	Fixed Rate, 5.00%

Notes to the Schedule of Investments (unaudited)

Termination Date:	May 20, 2007
Unrealized Appreciation as of 5/31/05:	$212

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	2,700,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation as of 5/31/05:	$2,600

International Fixed Income Investments
Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 15, 2005
Notional Amount:	$12,000,000
Payments Made by Fund:	Fixed Rate, 3.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2006
Unrealized Appreciation as of 5/31/05:	$40,186

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 15, 2005
Notional Amount:	$13,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2012
Unrealized Depreciation as of 5/31/05:	($298,281)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 15, 2005
Notional Amount:	$7,300,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2010
Unrealized Depreciation as of 5/31/05:	($41,713)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 16, 2009
Notional Amount:	$1,100,000
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 16, 2014
Unrealized Appreciation as of 5/31/05:	$27,571

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2005
Notional Amount:	$1,700,000
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month LIBOR)

Notes to the Schedule of Investments (unaudited)

Termination Date:	December 16, 2014
Unrealized Appreciation as of 05/31/05:	$39,474

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 15, 2005
Notional Amount:	$31,200,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2007
Unrealized Depreciation as of 05/31/05:	($220,339)

Swap Counterparty:	Lehman Brothers, Inc.
Effective Date:	June 15, 2005
Notional Amount:	$12,700,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of 05/31/05:	($610,047)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2005
Notional Amount:	$13,300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of 05/31/05:	($231,224)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 15, 2005
Notional Amount:	200,000 CAD
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month CBK)
Termination Date:	June 15, 2035
Unrealized Appreciation as of 05/31/05:	$6,675

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	2,300,000 CAD
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month CBK)
Termination Date:	December 16, 2014
Unrealized Depreciation as of 05/31/05:	($31,289)

Swap Counterparty:	UBS AG
Effective Date:	September 15, 2005
Notional Amount:	400,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Depreciation as of 05/31/05:	($25,883)

Notes to the Schedule of Investments (unaudited)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	600,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Appreciation as of 05/31/05:	$5,623

Swap Counterparty:	UBS AG
Effective Date:	September 15, 2005
Notional Amount:	800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation as of 05/31/05:	$32,654

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	September 15, 2005
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation as of 05/31/05:	$189,162

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	5,800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation as of 05/31/05:	$192,512

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 15, 2005
Notional Amount:	300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation as of 05/31/05:	$9,543

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 17, 2005
Notional Amount:	16,500,000 EUR
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 17, 2015
Unrealized Depreciation as of 05/31/05:	($580,052)

Notes to the Schedule of Investments (unaudited)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2005
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2025
Unrealized Appreciation as of 5/31/05:	$17,019

At May 31, 2005, the Core Fixed Income Investments and the International Fixed Income Investments had total unrealized appreciation (depreciation) of $154,691 and $(1,478,409) respectively.

At May 31, 2005, Emerging Markets Equity Investments, Core Fixed Income Investments, International Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts:

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Indian Rupee	$49,663,000	$1,135,761	8/22/05	$28,448
South African Rand	698,461	102,564	8/22/05	(9,065)
South African Rand	6,442,000	945,962	8/22/05	(97,784)
South African Rand	7,206,000	1,058,150	8/22/05	(62,822)
South African Rand	7,594,000	1,115,125	8/22/05	(54,353)
Contracts to Sell:
South African Rand	7,588,000	1,114,244	8/22/05	122,796
South African Rand	2,463,987	364,830	6/6/05	(4,245)
Brazilian Real	648,193	268,348	6/1/05	56
Hong Kong Dollar	1,145,777	147,288	6/2/05	383

Net Unrealized Loss on Open Forward Foreign Currency Contracts				($76,586)

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Japanese Yen	409,755,000	$3,794,203	06/13/05	$7,189
Contracts to Sell:
Euro Dollar	11,247,000	13,898,027	6/20/05	319,193
Euro Dollar	800,000	989,733	7/29/05	44,851
GBP	556,000	1,013,644	6/9/05	46,570
GBP	12,712	23,174	6/1/05	(8)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$417,795

International Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:	63,464,175	$587,658	6/3/05	$1,601
Japanese Yen

Contracts to Sell:
Euro Dollar	261,879	323,407	6/3/05	(1,270)

Net unrealized gain on Open Forward Foreign Currency Contracts				$331

Notes to the Schedule of Investments (unaudited)

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	$995,000	$754,144	06/10/05	(13,499)
Brazilian Real	281,500	116,953	06/13/05	16,953
Canadian Dollar	6,123,000	4,896,439	06/09/05	(51,759)
Canadian Dollar	242,000	193,523	06/09/05	2,725
Chilean Peso	58,985,000	101,121	06/13/05	1,121
Danish Krone	12,153,000	2,017,059	06/09/05	(149,800)
Euro Dollar	36,729,000	45,386,381	06/20/05	(1,042,381)
Euro Dollar	1,038,000	1,282,667	06/20/05	(23,266)
Indian Rupee	6,500,000	148,301	11/09/05	(748)
Japanese Yen	8,554,493,000	79,309,601	06/13/05	247,744
Japanese Yen	112,330,000	1,041,423	06/13/05	(25,538)
Japanese Yen	157,761,000	1,462,619	06/13/05	(37,381)
Japanese Yen	20,867,591	193,466	06/13/05	(2,534)
Japanese Yen	30,713,000	284,743	06/13/05	(2,361)
Japanese Yen	21,151,000	196,093	06/13/05	(1,908)
Japanese Yen	59,531,000	551,918	06/13/05	(3,066)
New Taiwan Dollar	6,895,000	222,112	08/17/05	(1,028)
New Zealand	145,000	102,282	06/10/05	(1,725)
Norwegian Krone	2,421,000	376,655	06/09/05	(14,303)
Pound Sterling	283,000	515,706	06/09/05	(23,936)
Pound Sterling	499,000	909,318	06/09/05	(34,500)
Pound Sterling	148,000	269,698	06/09/05	(2,161)
Pound Sterling	5,455,000	9,940,543	06/09/05	(24,678)
Pound Sterling	58,000	105,692	06/09/05	(20)
Singapore Dollar	925,000	556,500	06/30/05	(6,728)
South Korean Won	189,540,000	188,475	08/10/05	(1,027)
Swedish Krona	14,723,000	1,986,482	06/09/05	(174,502)
Swedish Krona	999,000	134,789	06/09/05	(12,112)
Swiss Franc	2,333,000	1,875,801	06/09/05	(133,155)
Swiss Franc	26,000	20,905	06/09/05	(877)
Contracts to Sell:
Euro Dollar	45,191,000	55,842,956	06/20/05	950,607
Japanese Yen	376,916,050	3,494,428	06/13/05	5,572
Polish Zloty	3,224,000	953,419	08/23/05	9,400
Pound Sterling	6,665	12,151	06/01/05	(4)

Net unrealized Loss on Open Forward Foreign Currency Contracts				(550,875)

At May 31, 2005, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$76,134,215
Small Capitalization Growth Investments	96,394,143
International Equity Investments	201,347,710
Core Fixed Income Investments	116,003,773
High Yield Investments	26,437,979

Notes to the Schedule of Investments (unaudited)

At May 31, 2005, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act. The amount of the cash collateral was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$77,976,833
Small Capitalization Growth Investments	99,218,350
International Equity Investments	213,200,563
Core Fixed Income Investments	117,858,086
High Yield Investments	26,748,498

Income earned by the Funds from securities lending for the period ended May 31, 2005 was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$84,663
Small Capitalization Growth Investments	87,143
International Equity Investments	434,421
Core Fixed Income Investments	66,162
High Yield Investments	43,710

During the nine months ended May 31, 2005, the Core Fixed Income Investments and the International Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $18,468,383, and $405,500 respectively. For the nine months ended May 31, 2005, the Core Fixed Income Investments recorded interest income of $360,302.

At May 31, 2005, the Core Fixed Income Investments and the International Fixed Income Investments held securities under outstanding mortgage dollar rolls with a total cost of $18,193,137, and $403,406 respectively.

ITEM 2.   CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 1, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: August 1, 2005